                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-242

                            CDC Nvest Funds Trust II
               (Exact name of registrant as specified in charter)

             399 Boylston Street, Boston, Massachusetts      02116
              (Address of principal executive offices)    (Zip code)

                             John E. Pelletier, Esq.
                  CDC IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2801

Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2004

Item 1. Reports to Stockholders.

                           [LOGO] CDC Nvest Funds(SM)
                     CDC IXIS Asset Management Distributors

                     Equity Funds
                     Semiannual Report

                     June 30, 2004

                     CGM Advisor Targeted Equity Fund

                     Hansberger International Fund
                     (formerly CDC Nvest Star International Fund)

                     Harris Associates Focused Value Fund

                     Harris Associates Large Cap Value Fund
                     (formerly Harris Associates Growth and Income Fund)

                     Vaughan Nelson Small Cap Value Fund
                     (formerly CDC Nvest Star Small Cap Fund)

                     Westpeak Capital Growth Fund

                                                    TABLE OF CONTENTS

                                        Management Discussion
                                           and Performance................Page 1

                                        Schedule of Investments..........Page 14

                                        Financial Statements.............Page 25

--------------------------------------------------------------------------------
                        CGM Advisor Targeted Equity Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

================================================================================

Objective:
Seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than the overall U.S. economy
--------------------------------------------------------------------------------

Strategy:
Generally invests in a focused portfolio of common stocks of large-cap companies
--------------------------------------------------------------------------------

Inception Date:
November 27, 1968
--------------------------------------------------------------------------------

Manager:
G. Kenneth Heebner
--------------------------------------------------------------------------------

Symbols:
Class A   NEFGX
Class B   NEBGX
Class C   NEGCX
Class Y   NEGYX
--------------------------------------------------------------------------------

You Should Know:
The fund invests in a small number of securities, which may result in greater volatility than more diversified funds. Growth stocks can be more sensitive to market movements because their prices are based in part on future expectations. The fund may invest in foreign securities that involve risks not associated with domestic securities.
================================================================================

                                                           Management Discussion
--------------------------------------------------------------------------------

Strong performance from a few key issues benefited CGM Advisor Targeted Equity Fund during the six months ended June 30, 2004. Total return for Class A shares at net asset value was 3.15% for the period, slightly below the Standard & Poor's 500 Index, which returned 3.44%. However, the fund's performance was above the average for its Morningstar Large Blend category: 2.78% for the six-month period.

Fund fully invested to capture growth

The fund began 2004 positioned for several years of economic growth with rising employment, consumer confidence and corporate profits. Inflation remains at its lowest level in 40 years. Significant underutilized economic capacity and prospects for productivity growth lead us to expect inflation to remain moderate for some time to come.

During the first half of the year, we eliminated positions in pharmaceutical stocks and significantly reduced our homebuilding investments to free up assets for our expanding commitment to energy stocks and key individual issues.

Stocks selected for earnings growth were top contributors

During the period, several stocks led fund performance: Avon Products, Harman International, and America Movil. All three stocks satisfied our emphasis on earnings.

Avon Products, a new acquisition, is a well-known household products company. While business is increasing modestly in the United States, with new products and a motivated sales force, Avon's strongest growth is coming from Eastern Europe, Latin America, and Russia, with prospects for healthy growth in China.

Also benefiting from growth abroad is America Movil, a dominant Latin American cellular company. Based in Mexico, America Movil has made important acquisitions in the much-less-saturated markets of Brazil, Columbia and Argentina. With growth rates for cellular service in excess of 20%, these countries offer tremendous business opportunities.

Harman International Industries, a leading consumer electronics company, expanded a number of years ago into manufacturing electronics for automobiles. The company most recently introduced a fully automated, voice-activated infotainment system that bundles telephone, stereo, and navigational systems into a single product. We believe the company's future growth rests on the system's price point, as well as lack of competition and Harman's ability to expand its product base from luxury automobiles to more moderately priced cars.

Electronics and technology lag

Disappointments included AU Optronics, a global electronics company that manufactures flat panel screens for use in TVs, computer monitors, and laptops. Although the company operates in a rapidly expanding market, the stock price declined on fears of excess capacity in the sector.

Another stock that lagged was Micron Technology, a manufacturer of random access chips. We sold this issue because the industry's supply and demand dynamic did not develop as favorably as we anticipated, leading to pricing pressure and disappointing earnings.

Emphasis on energy stocks

Currently, we are most interested in the energy sector. While much attention has been focused on potential supply disruptions in the Middle East, upward pressure on oil prices is also coming from strong demand from Asia, particularly China. Demand for energy stocks dipped recently as investors anticipated a drop in oil prices - an expectation we don't share.

Outlook for gradually rising interest rates

We expect the Federal Reserve Board to increase short-term interest rates gradually during the coming year. However, we don't anticipate aggressive tightening, which could jeopardize economic recovery. We will remain focused on trying to identify a small number of companies that we believe offer superior growth potential.

--------------------------------------------------------------------------------
                        CGM Advisor Targeted Equity Fund
--------------------------------------------------------------------------------

                                        Investment Results through June 30, 2004
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                                Growth of a $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

                       June 30, 1994 through June 30, 2004

                                     [CHART]

                                   Line Chart

Investment @ N.A.V.   10,000                          Fund Inception: 11/27/1968
Sales Charge %          5.75                           Statement Date: 6/30/2004
Sales Charge            (575)
                      ------
Investment @ M.S.C.    9,425
                      ======

             -----------------------       S&P
               Class A      Class A        500
                @ NAV      @ M.S.C.       Index
             ----------   ----------   ----------
   Month     Cumulative   Cumulative   Cumulative
    End         Value        Value        Value
----------   ----------   ----------   ----------
 6/30/1994     10,000        9,425       10,000
 7/31/1994     10,348        9,753       10,328
 8/31/1994     10,613       10,003       10,752
 9/30/1994     10,266        9,675       10,489
10/31/1994     10,307        9,714       10,725
11/30/1994      9,714        9,155       10,334
12/31/1994      9,859        9,292       10,487
 1/31/1995      9,625        9,072       10,759
 2/28/1995     10,092        9,512       11,179
 3/31/1995     10,403        9,805       11,508
 4/30/1995     11,048       10,413       11,847
 5/31/1995     11,715       11,041       12,321
 6/30/1995     12,574       11,851       12,607
 7/31/1995     13,141       12,386       13,025
 8/31/1995     13,208       12,449       13,058
 9/30/1995     13,449       12,676       13,609
10/31/1995     13,172       12,415       13,560
11/30/1995     13,801       13,007       14,155
12/31/1995     13,615       12,832       14,428
 1/31/1996     14,092       13,282       14,919
 2/29/1996     14,544       13,708       15,058
 3/31/1996     14,544       13,708       15,202
 4/30/1996     14,273       13,452       15,427
 5/31/1996     14,492       13,659       15,824
 6/30/1996     14,337       13,513       15,885
 7/31/1996     13,499       12,722       15,183
 8/31/1996     13,628       12,844       15,503
 9/30/1996     14,563       13,725       16,376
10/31/1996     15,419       14,532       16,828
11/30/1996     16,620       15,664       18,100
12/31/1996     16,457       15,511       17,741
 1/31/1997     17,943       16,911       18,849
 2/28/1997     17,646       16,631       18,997
 3/31/1997     16,896       15,924       18,216
 4/30/1997     17,858       16,831       19,304
 5/31/1997     18,735       17,658       20,479
 6/30/1997     19,570       18,445       21,397
 7/31/1997     21,466       20,232       23,099
 8/31/1997     20,363       19,192       21,805
 9/30/1997     21,406       20,175       22,999
10/31/1997     20,566       19,384       22,231
11/30/1997     20,332       19,163       23,260
12/31/1997     20,332       19,163       23,660
 1/31/1998     20,664       19,475       23,922
 2/28/1998     22,480       21,187       25,647
 3/31/1998     23,925       22,550       26,960
 4/30/1998     24,843       23,415       27,231
 5/31/1998     24,453       23,047       26,763
 6/30/1998     25,761       24,280       27,850
 7/31/1998     25,898       24,409       27,554
 8/31/1998     20,957       19,752       23,570
 9/30/1998     21,106       19,893       25,080
10/31/1998     23,231       21,895       27,120
11/30/1998     25,165       23,718       28,764
12/31/1998     27,123       25,563       30,421
 1/31/1999     28,961       27,296       31,694
 2/28/1999     26,884       25,338       30,709
 3/31/1999     27,529       25,946       31,937
 4/30/1999     27,433       25,856       33,174
 5/31/1999     26,550       25,023       32,391
 6/30/1999     28,508       26,868       34,188
 7/31/1999     27,839       26,238       33,121
 8/31/1999     27,791       26,193       32,957
 9/30/1999     26,144       24,641       32,053
10/31/1999     27,147       25,586       34,082
11/30/1999     28,173       26,553       34,775
12/31/1999     31,241       29,444       36,823
 1/31/2000     28,798       27,142       34,973
 2/29/2000     31,354       29,551       34,311
 3/31/2000     31,695       29,873       37,667
 4/30/2000     30,502       28,748       36,534
 5/31/2000     29,281       27,598       35,784
 6/30/2000     29,395       27,705       36,666
 7/31/2000     28,457       26,821       36,093
 8/31/2000     29,805       28,092       38,335
 9/30/2000     28,727       27,075       36,311
10/31/2000     28,787       27,132       36,158
11/30/2000     28,517       26,877       33,307
12/31/2000     29,818       28,104       33,470
 1/31/2001     27,174       25,612       34,658
 2/28/2001     26,314       24,801       31,498
 3/31/2001     25,645       24,170       29,502
 4/30/2001     26,760       25,221       31,795
 5/31/2001     26,218       24,711       32,008
 6/30/2001     26,396       24,878       31,229
 7/31/2001     25,628       24,155       30,921
 8/31/2001     23,517       22,164       28,986
 9/30/2001     21,245       20,023       26,645
10/31/2001     21,373       20,144       27,153
11/30/2001     23,644       22,285       29,236
12/31/2001     24,988       23,551       29,492
 1/31/2002     25,756       24,275       29,062
 2/28/2002     24,572       23,159       28,501
 3/31/2002     24,988       23,551       29,573
 4/30/2002     25,052       23,612       27,780
 5/31/2002     24,796       23,371       27,575
 6/30/2002     23,996       22,617       25,611
 7/31/2002     21,341       20,114       23,615
 8/31/2002     21,341       20,114       23,770
 9/30/2002     20,029       18,877       21,186
10/31/2002     19,549       18,425       23,051
11/30/2002     19,069       17,973       24,408
12/31/2002     17,789       16,766       22,974
 1/31/2003     17,789       16,766       22,372
 2/28/2003     17,661       16,646       22,037
 3/31/2003     18,077       17,038       22,251
 4/30/2003     19,229       18,123       24,083
 5/31/2003     20,893       19,691       25,352
 6/30/2003     21,244       20,023       25,676
 7/31/2003     20,828       19,631       26,128
 8/31/2003     21,372       20,143       26,638
 9/30/2003     21,628       20,385       26,355
10/31/2003     24,316       22,918       27,846
11/30/2003     25,276       23,822       28,091
12/31/2003     25,404       23,943       29,564
 1/31/2004     24,828       23,400       30,107
 2/29/2004     26,332       24,818       30,525
 3/31/2004     27,548       25,964       30,065
 4/30/2004     25,372       23,913       29,593
 5/31/2004     25,980       24,486       29,999
 6/30/2004     26,204       24,689       30,582

                                   Average Annual Total Returns -- June 30, 2004
--------------------------------------------------------------------------------

                                                                          Since
                               6 Months   1 Year   5 Years   10 Years   Inception
                               --------   ------   -------   --------   ---------
Class A (Inception 11/27/68)
Net Asset Value/1/               3.15%     23.34%   -1.67%    10.11%         --
With Maximum Sales Charge/2/    -2.73      16.17    -2.83      9.46          --

Class B (Inception 2/28/97)
Net Asset Value/1/               2.81      22.49    -2.41        --        4.74%
With CDSC/3/                    -2.19      17.49    -2.71        --        4.74

Class C (Inception 9/1/98)
Net Asset Value/1/               2.81      22.49    -2.41        --        2.16
With CDSC/3/                     1.81      21.49    -2.41        --        2.16

Class Y (Inception 6/30/99)
Net Asset Value/1/               3.35      23.92    -1.25        --       -1.25
--------------------------------------------------------------------------------

                                                                              Since        Since        Since
                                                                             Class B      Class C     Class Y
Comparative Performance           6 Months   1 Year   5 Years   10 Years   Incept./6/   Incept./6/   Incept./6/
-----------------------           --------   ------   -------   --------   ----------   ----------   ----------
S&P 500 Index/4/                    3.44%    19.11%    -2.20%    11.83%       6.71%        3.51%       -2.20%
Morningstar Large Blend Avg./5/     2.78     17.63     -1.76     10.08        5.76         3.60        -1.76

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those noted. For performance current to the most recent month end, visit www.cdcnvestfunds.com. Class Y shares are available to certain institutional investors only.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                                 Portfolio Facts
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                               % of Net Assets
                                                                     as of
                                                              ------------------
Fund Composition                                              6/30/04   12/31/03
--------------------------------------------------------------------------------
Common Stocks                                                   99.4      99.5
--------------------------------------------------------------------------------
Short Term Investments and Other                                 0.6       0.5
--------------------------------------------------------------------------------

                                                                % of Net Assets
                                                                     as of
                                                              ------------------
Ten Largest Holdings                                          6/30/04   12/31/03
--------------------------------------------------------------------------------
America Movil SA de CV (ADR)                                    7.3        5.3
--------------------------------------------------------------------------------
Avon Products, Inc.                                             6.6         --
--------------------------------------------------------------------------------
Mobile Telesystems (ADR)                                        6.4         --
--------------------------------------------------------------------------------
D.R. Horton, Inc.                                               6.2        8.3
--------------------------------------------------------------------------------
Toyota Motor Corp. (ADR)                                        5.6         --
--------------------------------------------------------------------------------
Lennar Corp., Class A                                           5.2        8.1
--------------------------------------------------------------------------------
Citigroup, Inc.                                                 5.2        5.2
--------------------------------------------------------------------------------
ConocoPhillips                                                  5.1         --
--------------------------------------------------------------------------------
Total SA (ADR)                                                  5.0        4.9
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                               4.8         --
--------------------------------------------------------------------------------

                                                                % of Net Assets
                                                                     as of
                                                              ------------------
Five Largest Industries                                       6/30/04   12/31/03
--------------------------------------------------------------------------------
Oil & Gas                                                       15.5       6.2
--------------------------------------------------------------------------------
Home Construction, Furnishings & Appliances                     14.9      25.9
--------------------------------------------------------------------------------
Telephone Systems                                               13.7       4.3
--------------------------------------------------------------------------------
Cosmetics & Personal Care                                       10.5       4.1
--------------------------------------------------------------------------------
Electronics                                                      6.7        --
--------------------------------------------------------------------------------
Portfolio holdings and asset allocations will vary.

Notes to Charts

/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 5.75%.
/3/ Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1 - 6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/ S&P 500 Index is an unmanaged index of U.S. common stock performance. /5/ Morningstar Large Blend Average is the average performance without sales charges of funds with similar investment objectives as calculated by Morningstar, Inc.
/6/ The since-inception performance comparisons shown for each Class of fund shares are calculated as follows: Class B from 2/28/97; Class C from 9/30/98 and Class Y from 6/30/99.

--------------------------------------------------------------------------------
                          Hansberger International Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

================================================================================

Objective:
Seeks long-term growth of capital
--------------------------------------------------------------------------------

Strategy:
Invests in common stocks of small-, mid- and large capitalization companies located outside the U.S. Assets are diversified across developed and emerging markets
--------------------------------------------------------------------------------

Inception Date:
December 29, 1995
--------------------------------------------------------------------------------

Managers:
Ronald Holt
Barry A. Lockhart
Robert Mazuelos
Lauretta Reeves
Patrick H. Tan
Thomas R.H. Tibbles
--------------------------------------------------------------------------------

Symbols:
Class A   NEFDX
Class B   NEDBX
Class C   NEDCX
--------------------------------------------------------------------------------

You Should Know:
Foreign securities involve risks not associated with domestic securities, such as currency fluctuations, differing political, economic conditions and accounting standards. Growth stocks can be more sensitive to market movements because their prices are based in part on future expectations. Value stocks may fall out of favor and underperform the overall market during any given period.
================================================================================

                                                           Management Discussion
--------------------------------------------------------------------------------

For the six months ended June 30, 2004, Hansberger International Fund (formerly CDC Nvest Star International Fund) returned 1.59%, based on the net asset value of Class A shares. For the same period, the MSCI EAFE Index and the MSCI ACWI ex-U.S. Index (neither of which include the United States) returned 4.86% and 4.10%, respectively, and the MSCI World Index (which includes the United States) returned 3.79%. The average performance of comparable funds in the Morningstar Foreign Large Blend category was 3.12%.

Effective March 1, 2004, the fund changed from its Star format with multiple subadvisors to its present format with one investment advisor. Its focus is unchanged - to invest in common stocks of companies located outside the United States - but its assets are allocated between two segments: growth and value.

Growth segment buoyed by positive economy

For the past several months, the stocks of larger, growth-oriented, high-quality companies that this segment favors tended to lag small-cap, value and low-quality stocks. An environment of historically low interest rates tended to favor value-oriented investors last year and early in the first half of 2004, but during the second quarter, rising energy prices contributed to inflationary fears and spawned an increase in interest rates. As of June 30, there had already been four rate hikes in the U.K., one in the United States, and we believe others are likely this fall in Europe and Canada.

To date, global economic growth has been positive, not overheated, and profits of many companies have grown. For example, Japan has seen back-to-back quarters of growth after nearly a decade of stagnation, although to date the primary beneficiaries have been smaller, domestically oriented companies. Reflecting the changing value of the U.S. dollar, geographic areas that benefited this segment included emerging markets, the Pacific Rim ex-Japan, Canada, and Australia. Hong Kong-based apparel company Esprit and German automaker Porsche benefited the fund. Poor performers were low-cost air carrier Ryanair, which we believe may be trying to expand too quickly, and Adecco, an employment agency with a global reach, tainted by accounting questions.

Value segment emphasizes Europe and emerging markets

First half performance for this segment was positive, helped by European and Japanese equities. Most continental European markets, as well as Japan, posted positive returns as investors appear to finally believe that reports of improving domestic demand and a surge in exports may indicate a sustainable recovery. However, emerging markets did not perform well due to concerns over the U.S. Fed tightening and other, country-specific factors.

Individual stocks that did well include Rolls Royce Group, the British manufacturer of jet engines, and European Aeronautic Defense and Space Company (the holding company for Airbus), which gained as the pick-up in the global economy contributed to a rise in air travel. In turn this led to a rise in demand for new aircraft, spare parts and service. Sumitomo Trust & Banking Company and Asahi Glass contributed to the positive performance within the fund's Japanese holdings, although we remain underweight in Japan relative to the benchmark because we believe the market is expensive.

Detracting from performance were stocks in the consumer discretionary sector, including Denway Motors, a Honda joint venture in China, and Germany's Volkswagen. The fear of a slowdown in the Chinese economy as well as intense competition from other automobile manufacturers hurt the performance of these two stocks. The fund's Korean holdings also detracted from performance due to Korea's links with China and the potential slowdown there as well. LG Chemical and Kookmin Bank both proved disappointing.

Elections, rising interest rates, suggest volatile markets lie ahead

We expect many challenges for the balance of 2004 and into 2005, as elections and monetary actions shift the economic landscape around the world. Nonetheless, many companies are doing well and we will continue to deploy our long-term fundamental stockpicking strategy in an effort to add value, even in uncertain times.

--------------------------------------------------------------------------------
                          Hansberger International Fund
--------------------------------------------------------------------------------

                                        Investment Results through June 30, 2004
--------------------------------------------------------------------------------

Performance in Perspective
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                                Growth of a $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

               December 29, 1995 (inception) through June 30, 2004

                                     [CHART]

                                   Line Chart

Investment @ N.A.V.   10,000                          Fund Inception: 12/29/1995
Sales Charge %          5.75                          Statement Date:  6/30/2004
Sales Charge            (575)
                      ------
Investment @ M.S.C.    9,425          Indexes calculated from 12/31/95
                      ======

             -----------------------      MSCI         MSCI          MSCI
               Class A      Class A       World        EAFE      ACWI ex USA
                @ NAV      @ M.S.C.       Index        Index        Index
             ----------   ----------   ----------   ------------------------
   Month     Cumulative   Cumulative   Cumulative   Cumulative    Cumulative
    End         Value        Value        Value         Value       Value
----------   ----------   ----------   ----------   ----------   -----------
12/29/1995     10,000        9,425       10,000       10,000        10,000
                                         ------       ------        ------
12/31/1995     10,000        9,425       10,000       10,000        10,000
                                                                    ------
 1/31/1996     10,088        9,508       10,183       10,043        10,137
 2/29/1996     10,264        9,674       10,247       10,080        10,137
 3/31/1996     10,528        9,923       10,419       10,297        10,327
 4/30/1996     10,872       10,247       10,666       10,598        10,640
 5/31/1996     11,136       10,496       10,677       10,406        10,480
 6/30/1996     11,176       10,533       10,733       10,467        10,533
 7/31/1996     10,664       10,051       10,356       10,164        10,183
 8/31/1996     10,952       10,322       10,477       10,189        10,243
 9/30/1996     11,136       10,496       10,889       10,462        10,497
10/31/1996     11,048       10,413       10,967       10,357        10,392
11/30/1996     11,496       10,835       11,583       10,772        10,793
12/31/1996     11,667       10,996       11,400       10,636        10,668
 1/31/1997     12,136       11,439       11,539       10,266        10,472
 2/28/1997     12,388       11,675       11,674       10,437        10,664
 3/31/1997     12,266       11,561       11,445       10,477        10,641
 4/30/1997     12,388       11,675       11,821       10,535        10,731
 5/31/1997     13,028       12,278       12,553       11,223        11,394
 6/30/1997     13,627       12,844       13,181       11,845        12,023
 7/31/1997     14,146       13,332       13,790       12,039        12,266
 8/31/1997     13,352       12,584       12,869       11,142        11,301
 9/30/1997     14,082       13,272       13,570       11,769        11,912
10/31/1997     13,061       12,310       12,858       10,867        10,898
11/30/1997     12,908       12,166       13,088       10,759        10,762
12/31/1997     13,146       12,390       13,249       10,855        10,886
 1/31/1998     13,104       12,350       13,621       11,354        11,211
 2/28/1998     13,996       13,192       14,544       12,085        11,959
 3/31/1998     14,566       13,729       15,161       12,460        12,373
 4/30/1998     14,651       13,809       15,311       12,561        12,461
 5/31/1998     14,353       13,528       15,121       12,503        12,235
 6/30/1998     14,056       13,248       15,483       12,601        12,189
 7/31/1998     14,013       13,208       15,460       12,731        12,305
 8/31/1998     11,794       11,116       13,401       11,157        10,570
 9/30/1998     11,683       11,012       13,640       10,818        10,346
10/31/1998     12,534       11,813       14,875       11,948        11,430
11/30/1998     13,206       12,446       15,762       12,563        12,044
12/31/1998     13,673       12,887       16,535       13,062        12,459
 1/31/1999     14,150       13,336       16,899       13,027        12,446
 2/28/1999     13,971       13,168       16,452       12,719        12,167
 3/31/1999     14,541       13,705       17,139       13,253        12,755
 4/30/1999     15,323       14,442       17,817       13,793        13,393
 5/31/1999     14,940       14,081       17,169       13,086        12,764
 6/30/1999     15,816       14,907       17,972       13,599        13,350
 7/31/1999     15,638       14,738       17,920       14,006        13,663
 8/31/1999     15,527       14,634       17,891       14,061        13,711
 9/30/1999     15,170       14,298       17,720       14,205        13,804
10/31/1999     15,706       14,803       18,643       14,740        14,318
11/30/1999     16,879       15,909       19,170       15,256        14,890
12/31/1999     18,819       17,736       20,725       16,628        16,310
 1/31/2000     18,119       17,077       19,540       15,574        15,425
 2/29/2000     19,253       18,146       19,595       15,996        15,842
 3/31/2000     19,310       18,200       20,952       16,620        16,438
 4/30/2000     17,911       16,881       20,069       15,748        15,520
 5/31/2000     17,097       16,114       19,563       15,367        15,123
 6/30/2000     17,599       16,587       20,224       15,971        15,767
 7/31/2000     17,126       16,141       19,657       15,305        15,145
 8/31/2000     17,637       16,623       20,299       15,441        15,332
 9/30/2000     16,973       15,997       19,222       14,692        14,482
10/31/2000     16,329       15,390       18,903       14,348        14,021
11/30/2000     15,586       14,690       17,758       13,813        13,392
12/31/2000     16,519       15,569       18,047       14,307        13,850
 1/31/2001     16,840       15,872       18,398       14,300        14,057
 2/28/2001     15,763       14,857       16,845       13,229        12,945
 3/31/2001     14,732       13,885       15,742       12,353        12,030
 4/30/2001     15,683       14,781       16,909       13,220        12,848
 5/31/2001     15,866       14,954       16,699       12,764        12,493
 6/30/2001     15,735       14,830       16,178       12,246        12,014
 7/31/2001     15,447       14,559       15,965       12,025        11,746
 8/31/2001     15,113       14,244       15,202       11,722        11,455
 9/30/2001     13,535       12,757       13,865       10,538        10,239
10/31/2001     13,800       13,006       14,132       10,807        10,526
11/30/2001     14,583       13,744       14,970       11,206        11,008
12/31/2001     15,035       14,170       15,066       11,273        11,150
 1/31/2002     14,677       13,833       14,611       10,675        10,672
 2/28/2002     14,711       13,865       14,487       10,750        10,749
 3/31/2002     15,589       14,693       15,159       11,390        11,378
 4/30/2002     15,485       14,595       14,622       11,419        11,407
 5/31/2002     15,577       14,682       14,656       11,574        11,531
 6/30/2002     14,630       13,788       13,770       11,118        11,033
 7/31/2002     13,227       12,466       12,611       10,021         9,958
 8/31/2002     13,250       12,488       12,637       10,001         9,958
 9/30/2002     11,616       10,948       11,250        8,929         8,903
10/31/2002     12,253       11,549       12,082        9,410         9,381
11/30/2002     13,134       12,379       12,736        9,838         9,832
12/31/2002     12,566       11,843       12,122        9,508         9,514
 1/31/2003     12,125       11,428       11,755        9,112         9,180
 2/28/2003     11,789       11,111       11,554        8,904         8,994
 3/31/2003     11,639       10,969       11,522        8,735         8,820
 4/30/2003     12,856       12,117       12,551        9,601         9,669
 5/31/2003     13,771       12,980       13,275       10,192        10,285
 6/30/2003     14,084       13,275       13,510       10,444        10,570
 7/31/2003     14,374       13,548       13,786       10,699        10,852
 8/31/2003     14,826       13,974       14,088       10,959        11,175
 9/30/2003     15,023       14,160       14,177       11,299        11,488
10/31/2003     16,090       15,165       15,021       12,004        12,233
11/30/2003     16,368       15,427       15,253       12,273        12,500
12/31/2003     17,469       16,465       16,214       13,232        13,454
 1/31/2004     17,864       16,836       16,478       13,420        13,670
 2/29/2004     18,084       17,044       16,760       13,732        14,017
 3/31/2004     17,910       16,880       16,655       13,815        14,104
 4/30/2004     17,400       16,399       16,323       13,514        13,665
 5/31/2004     17,458       16,454       16,471       13,555        13,696
 6/30/2004     17,749       16,731       16,829       13,875        14,006

                                   Average Annual Total Returns -- June 30, 2004
--------------------------------------------------------------------------------

                                                                          Since
                               6 Months/9/   1 Year/9/   5 Years/9/   Inception/9/
                               -----------   ---------   ----------   ------------
Class A (Inception 12/29/95)

Net Asset Value/1/                 1.59%       26.01%       2.33%         6.98%
With Maximum Sales Charge/2/      -4.25        18.77        1.13          6.24

Class B (Inception 12/29/95)

Net Asset Value/1/                 1.21        25.04        1.58          6.20
With CDSC/3/                      -3.79        20.04        1.28          6.20

Class C (Inception 12/29/95)

Net Asset Value/1/                 1.21        25.04        1.56          6.20
With CDSC/3/                       0.21        24.04        1.56          6.20

--------------------------------------------------------------------------------

                                                                                Since
Comparative Performance                       6 Months   1 Year   5 Years   Inception/8/
-------------------------------------------   --------   ------   -------   ------------
MSCI ACWI ex-U.S. Index/6/                      4.10%     32.50%    0.96%       4.04%
MSCI World Index/4/                             3.79      24.57    -1.31        6.31
MSCI EAFE Index/5/                              4.86      32.85     0.40        3.93
Morningstar Foreign Large Blend Fund Avg/7/     3.12      27.79    -0.27        4.47

All results represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.cdcnvestfunds.com.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                                 Portfolio Facts
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                % of Net Assets
                                                                     as of
                                                              ------------------
Fund Composition                                              6/30/04   12/31/03
--------------------------------------------------------------------------------
Common Stocks                                                   98.2      98.0
--------------------------------------------------------------------------------
Short Term Investments and Other                                 1.8       2.0
--------------------------------------------------------------------------------

                                                                % of Net Assets
                                                                     as of
                                                              ------------------
Ten Largest Holdings                                          6/30/04   12/31/03
--------------------------------------------------------------------------------
Total SA                                                        1.8        1.5
--------------------------------------------------------------------------------
Canon, Inc.                                                     1.7        0.7
--------------------------------------------------------------------------------
Societe Generale, Class A                                       1.7        0.9
--------------------------------------------------------------------------------
Esprit Holdings, Ltd.                                           1.5        1.0
--------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                1.4        0.6
--------------------------------------------------------------------------------
Tesco PLC                                                       1.4        0.3
--------------------------------------------------------------------------------
Novartis AG                                                     1.4        1.3
--------------------------------------------------------------------------------
Johnson Electric Holdings, Ltd.                                 1.4        0.3
--------------------------------------------------------------------------------
Samsung Electronics Co., Ltd.                                   1.3        1.2
--------------------------------------------------------------------------------
Manulife Financial Corp.                                        1.2        0.3
--------------------------------------------------------------------------------

                                                                % of Net Assets
                                                                     as of
                                                              ------------------
Five Largest Countries                                        6/30/04   12/31/03
--------------------------------------------------------------------------------
United Kingdom                                                  19.2      19.6
--------------------------------------------------------------------------------
Japan                                                           17.9      12.8
--------------------------------------------------------------------------------
France                                                          13.9      12.4
--------------------------------------------------------------------------------
Germany                                                          8.9       8.8
--------------------------------------------------------------------------------
Hong Kong                                                        5.5       3.1
--------------------------------------------------------------------------------
Portfolio holdings and asset allocations will vary.
--------------------------------------------------------------------------------

Notes to Charts

/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 5.75%.
/3/ Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1 - 6 according to the following schedule: 5, 4, 3, 3, 2,
     1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/ Morgan Stanley Capital International World Index (MSCI World) is an unmanaged index of common stocks from the MSCI developed-market countries.
/5/ Morgan Stanley Capital International Europe Australasia and Far East Index (MSCI EAFE) is an unmanaged index of common stocks traded outside the U.S. The MSCI EAFE replaces the MSCI World Index as the fund's comparative index because CDC IXIS Advisors believes it is more representative of the types of stocks in which the fund can invest.
/6/ Morgan Stanley Capital International All Countries World Index ex-U.S. (MSCI ACWI-ex-U.S. Index) is an unmanaged index of stock markets throughout the world excluding the United States.
/7/ Morningstar Foreign Large Blend Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/8/ The since-inception performance comparisons shown are calculated from 12/31/95.
/9/ Fund performance has been increased by expense waivers, without which performance would have been lower.
     Note: Effective 3/1/04, the fund changed from a multiple subadvisor format to its present format, with one subadvisor.

--------------------------------------------------------------------------------
                      Harris Associates Focused Value Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

================================================================================

Objective:
Seeks long-term capital appreciation
--------------------------------------------------------------------------------

Strategy:
Focuses on 15 to 20 stocks of mid- to large-cap U.S. companies
--------------------------------------------------------------------------------

Inception Date:
March 15, 2001
--------------------------------------------------------------------------------

Managers:
William C. Nygren
Floyd J. Bellman
--------------------------------------------------------------------------------

Symbols:
Class A   NRSAX
Class B   NRSBX
Class C   NRSCX
--------------------------------------------------------------------------------

You Should Know:
The fund invests in a small number of securities, which may result in greater volatility than more diversified funds. Value stocks may fall out of favor with investors and underperform the over-all market during any given period.

================================================================================

                                                           Management Discussion
--------------------------------------------------------------------------------

Although the U.S. economy continued to expand, equity markets were largely unchanged over the first half of 2004, as investors paused to reassess valuations following a period of sharp gains. High oil prices and a worrisome international situation also kept buyers on the sidelines.

Against this uncertain background, Harris Associates Focused Value Fund's total return for the six months ended June 30, 2004 was 1.02%, based on the net asset value of Class A shares. Performance trailed the fund's benchmark, the Standard & Poor's 500 Index, which returned 3.44% for the period, and the 3.46% return on Morningstar's Large Value Funds category.

Consumer-related, energy and defense issues aided performance

The fund's consumer stocks produced favorable results despite weakness in the sector. Attractive new products, the continued popularity of its DeWalt tool brand, and tight cost controls helped boost earnings at Black and Decker Corp. TJX Cos., whose Marshalls and T.J. Maxx chains sell department store overstocks at discounted prices, also contributed. Rising prices for oil and especially for natural gas benefited Burlington Resources. Strong defense spending, increased aerospace manufacturing and a management shake-up helped results at Raytheon, as did the company's decision to terminate its involvement with the utility industry.

Financial and healthcare holdings disappointed

Concern about higher interest rates pressured financial issues as the period progressed. Slackening mortgage demand undercut earnings expectations at Washington Mutual, but the company's retail bank continues to perform well and we believe the shares still appear attractive. In healthcare, shares of Omnicare, which provides pharmaceutical services to nursing homes and retirees of major corporations, slid despite strong fundamentals.

Telecom and technology showed mixed results

First Data Corporation, which processes credit card transactions, saw volumes rise with expanding economic activity and a series of acquisitions. But SunGard Data Systems lagged when the securities firms it is targeting as customers for its software and processing solutions were slow to invest in new technology.

Company-specific factors also affected performance

We eliminated grocery chain Kroger, which faces intense competition from Wal-Mart and club stores, in favor of more attractive opportunities. Problems in Time Warner's AOL division have obscured the company's overall strength, but shares recovered some of the ground lost earlier in the period. A recent addition to the fund, Hospira, which specializes in the growing area of injectable drug delivery systems, rose following its spin-off from Abbott Labs.

Value discipline remains the fund's focus

We took advantage of volatility in the retail sector to purchase shares of apparel maker Liz Claiborne. This well-managed company has succeeded in a capricious industry by limiting its fashion risk, by absorbing smaller brand lines and selling their products through an established distribution system. We also added AutoNation, which sells automotive parts, used cars and several brands of new cars through a network of dealerships. High gas prices drove investors away for a time; that short-term reaction allowed us to establish a position in this high-quality company while it was selling well below our estimate of its potential value.

Recently the markets have been stuck in neutral. However, valuation levels remain fairly high compared to a year ago. For that reason, we expect returns to be relatively modest over the next several months, especially as the presidential election plays out. We believe the portfolio retains solid appreciation potential and we may use possible price increases to lock in profits. At the same time, we will be looking for opportunities among companies whose valuations suffer in a cyclical downturn or those experiencing short-term problems that we think the market has treated too harshly.

--------------------------------------------------------------------------------
                      Harris Associates Focused Value Fund
--------------------------------------------------------------------------------

                                        Investment Results through June 30, 2004
--------------------------------------------------------------------------------

Performance in Perspective
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                                Growth of a $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

                March 15, 2001 (inception) through June 30, 2004

                                     [CHART]

                                   Line Chart

Investment @ N.A.V.   10,000                           Fund Inception: 3/15/2001
Sales Charge %          5.75                           Statement Date: 6/30/2004
Sales Charge            (575)
                      ------
Investment @ M.S.C.    9,425
                      ======

                                         S&P 500 Index calculated from 3/31/2001

             -----------------------       S&P
               Class A      Class A        500
                @ NAV      @ M.S.C.       Index
             ----------   ----------   ----------
   Month     Cumulative   Cumulative   Cumulative
    End         Value        Value        Value
----------   ----------   ----------   ----------
 3/15/2001     10,000        9,425       10,000
                                         ------
 3/31/2001     10,090        9,510       10,000
 4/30/2001     10,420        9,821       10,777
 5/31/2001     10,690       10,075       10,849
 6/30/2001     10,990       10,358       10,585
 7/31/2001     11,310       10,660       10,481
 8/31/2001     10,870       10,245        9,825
 9/30/2001     10,240        9,651        9,032
10/31/2001     10,000        9,425        9,204
11/30/2001     10,680       10,066        9,910
12/31/2001     10,960       10,330        9,997
 1/31/2002     10,890       10,264        9,851
 2/28/2002     10,600        9,990        9,661
 3/31/2002     10,910       10,283       10,024
 4/30/2002     10,860       10,235        9,416
 5/31/2002     10,930       10,301        9,347
 6/30/2002     10,080        9,500        8,681
 7/31/2002      9,620        9,067        8,005
 8/31/2002      9,960        9,387        8,057
 9/30/2002      8,570        8,077        7,181
10/31/2002      8,970        8,454        7,813
11/30/2002      9,470        8,925        8,273
12/31/2002      9,240        8,709        7,787
 1/31/2003      9,010        8,492        7,583
 2/28/2003      8,890        8,379        7,469
 3/31/2003      8,990        8,473        7,542
 4/30/2003      9,510        8,963        8,163
 5/31/2003     10,120        9,538        8,593
 6/30/2003     10,340        9,745        8,703
 7/31/2003     10,260        9,670        8,856
 8/31/2003     10,680       10,066        9,029
 9/30/2003     10,560        9,953        8,933
10/31/2003     11,200       10,556        9,439
11/30/2003     11,690       11,018        9,522
12/31/2003     11,790       11,112       10,021
 1/31/2004     12,100       11,404       10,205
 2/29/2004     12,180       11,480       10,347
 3/31/2004     11,940       11,253       10,191
 4/30/2004     11,780       11,103       10,031
 5/31/2004     12,040       11,348       10,168
 6/30/2004     11,910       11,225       10,366

                                   Average Annual Total Returns -- June 30, 2004
--------------------------------------------------------------------------------

                               6 Months/6/   1 Year/6/   Since Inception/6/
                               -----------   ---------   ------------------
Class A (Inception 3/15/01)

Net Asset Value/1/                 1.02%       15.18%           5.45%
With Maximum Sales Charge/2/      -4.80         8.57            3.57

Class B (Inception 3/15/01)

Net Asset Value/1/                 0.61        14.26            4.66
With CDSC/3/                      -4.39         9.26            3.84

Class C (Inception 3/15/01)

Net Asset Value/1/                 0.61        14.26            4.66
With CDSC/3/                      -0.39        13.26            4.66
--------------------------------------------------------------------------------

                                                               Since
                                                           Class A, B, C
Comparative Performance                6 Months   1 Year    Inception/7/
------------------------------------   --------   ------   -------------
S&P 500 Index/4/                         3.44%     19.11%      1.11%
Morningstar Large Value Fund Avg./5/     3.46      19.70       2.36

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.cdcnvestfunds.com.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                                 Portfolio Facts
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                % of Net Assets
                                                                     as of
                                                              ------------------
Fund Composition                                              6/30/04   12/31/03
--------------------------------------------------------------------------------
Common Stocks                                                   92.5      91.6
--------------------------------------------------------------------------------
Short Term Investments and Other                                 7.5       8.4
--------------------------------------------------------------------------------

                                                                % of Net Assets
                                                                     as of
                                                              ------------------
Ten Largest Holdings                                          6/30/04   12/31/03
--------------------------------------------------------------------------------
Washington Mutual, Inc.                                         14.7      16.1
--------------------------------------------------------------------------------
H&R Block, Inc.                                                  7.0       8.6
--------------------------------------------------------------------------------
Burlington Resources, Inc.                                       5.6       4.5
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                                5.6       5.4
--------------------------------------------------------------------------------
First Data Corp.                                                 5.5       5.1
--------------------------------------------------------------------------------
RR Donnelley & Sons Co.                                          4.8        --
--------------------------------------------------------------------------------
Omnicare, Inc.                                                   4.4       4.3
--------------------------------------------------------------------------------
Black & Decker Corp.                                             4.4       3.6
--------------------------------------------------------------------------------
TJX Cos., Inc.                                                   4.3       4.1
--------------------------------------------------------------------------------
Time Warner, Inc.                                                4.2       4.2
--------------------------------------------------------------------------------

                                                                % of Net Assets
                                                                     as of
                                                              ------------------
Five Largest Industries                                       6/30/04   12/31/03
--------------------------------------------------------------------------------
Banking                                                         14.7      16.1
--------------------------------------------------------------------------------
Commercial Services                                             13.9      12.4
--------------------------------------------------------------------------------
Pharmaceuticals                                                 10.9       8.5
--------------------------------------------------------------------------------
Media - Broadcasting & Publishing                               10.7      10.8
--------------------------------------------------------------------------------
Oil & Gas                                                        5.6       4.5
--------------------------------------------------------------------------------
Portfolio holdings and asset allocations will vary.
--------------------------------------------------------------------------------

Notes to Charts

/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 5.75%.
/3/ Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1 - 6 according to the following schedule: 5, 4, 3, 3, 2,
     1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/  S&P 500 Index is an unmanaged index of U.S. common stock performance
/5/ Morningstar Large Value Fund Average is the average performance without sales charges of funds with similar investment objectives as calculated by Morningstar, Inc.
/6/ Fund performance has been increased by expense waivers, without which performance would have been lower.
/7/ The since-inception performance comparisons shown are calculated from 3/31/01.

--------------------------------------------------------------------------------
                     Harris Associates Large Cap Value Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

================================================================================

Objective:
Seeks opportunities for long-term capital growth and income
--------------------------------------------------------------------------------

Strategy:
Invests primarily in common stock of large-and mid-cap companies in any industry
--------------------------------------------------------------------------------

Inception Date:
May 6, 1931
--------------------------------------------------------------------------------

Managers:
Robert M. Levy
Edward S. Loeb
Michael J. Mangan
--------------------------------------------------------------------------------

Symbols:
Class A   NEFOX
Class B   NEGBX
Class C   NECOX
Class Y   NEOYX
--------------------------------------------------------------------------------

You Should Know:
Value stocks may fall out of favor with investors and under-perform the overall market during any given period.

================================================================================

                                                           Management Discussion
--------------------------------------------------------------------------------

Major market indexes were essentially flat over the first six months of 2004 despite the economic expansion and growing corporate earnings. Investors paused to reassess valuations after last year's powerful rally, while worrisome events overseas also put a brake on stock prices.

For the six months ended June 30, 2004, Class A shares of Harris Associates Large Cap Value Fund provided a total return of 3.10% at net asset value. These results trailed the fund's benchmark for the period, with the Russell 1000 Value Index returning 3.94%. The average return on the funds in Morningstar's Large Blend Funds category was 2.78%.

Housing, energy, leisure and defense holdings made solid contributions

Mortgage insurer MGIC Investment Corporation, rebounded as interest rates rose and homeowners held onto their mortgages rather than refinance, reversing earlier trends. Masco Corporation, a diversified manufacturer of home improvement and building products, rode strong waves of new home construction and remodeling of existing houses. Rising energy prices, especially for natural gas, benefited Burlington Resources.

The improving economy and job creation encouraged leisure expenditures, benefiting cruise-ship operator Carnival Corporation. Major defense contractor Raytheon, a relatively new addition to the portfolio, saw increases in its government and aerospace businesses. Raytheon also made strategic management changes and terminated its unproductive involvement in the utility industry.

Several stocks hit price targets

We took profits in Cendant, whose travel and real estate businesses flourished along with the housing boom. When their valuations met our targets, we also eliminated newspaper publisher Gannett; ADP, which processes business payrolls; and household products giant Colgate Palmolive.

Some consumer, healthcare, and media issues disappointed

Kraft Foods continued to face tough competition from private-label brands and rising costs. Although shares of Home Depot also lagged, the company continues to build greater efficiencies into its business. Shares of McDonald's rose modestly, despite the loss of key management figures. One of the worst performers was Bristol-Myers Squibb, which struggled to overcome regulatory questions concerning its inventory accounting, although we think the stock is attractively valued currently. Comcast fell on fears that its bid to acquire Disney was excessive; the bid was terminated but shares have not recovered despite what we see as inherent strengths and a strong business strategy. Turmoil in the broadcast, cable and advertising industries hurt Liberty Media, TimeWarner, Viacom, and The Interpublic Group. We believe the economic recovery will eventually benefit these media companies.

Washington Mutual fell late in the period

Long-time holding Washington Mutual fell in late June following management's cautious forecast for the company's mortgage business, which faces reduced activity due to higher interest rates. The company's retail banking operation, however, continues to perform well, and the value of that component alone supports a higher stock price, in our opinion. Also in the financial sector, we added Citigroup, based on our assessment of its valuation and strong positioning for growth in emerging markets.

Good return potential remains for carefully selected stocks

We were not surprised that returns on stocks were generally muted in the first half of the year, as many stocks had reached levels that we believed approximated their fair value and interest rates were on the rise. Looking ahead, we believe stocks are unlikely to repeat the strong gains of 2003 in the near future. However, we continue to emphasize underperforming areas like media, healthcare, and some consumer stocks, where we think the long-term dynamics are more favorable than the market's present view.

--------------------------------------------------------------------------------
                     Harris Associates Large Cap Value Fund
--------------------------------------------------------------------------------

                                        Investment Results through June 30, 2004
--------------------------------------------------------------------------------
Performance in Perspective

The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                                Growth of a $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

                       June 30, 1994 through June 30, 2004

                                     [CHART]

                                   Line chart

Investment @ N.A.V.   10,000                           Fund Inception:  5/6/1931
Sales Charge %          5.75                           Statement Date: 6/30/2004
Sales Charge            (575)
                      ------
Investment @ M.S.C.    9,425
                      ======

                                         Russell
             -----------------------      1000
               Class A      Class A       Value
                @ NAV      @ M.S.C.       Index
             ----------   ----------   ----------
   Month     Cumulative   Cumulative   Cumulative
    End         Value        Value        Value
----------   ----------   ----------   ----------
 6/30/1994     10,000        9,425       10,000
 7/31/1994     10,296        9,704       10,311
 8/31/1994     10,733       10,115       10,608
 9/30/1994     10,478        9,875       10,257
10/31/1994     10,643       10,031       10,400
11/30/1994     10,279        9,688        9,980
12/31/1994     10,430        9,830       10,096
 1/31/1995     10,690       10,076       10,407
 2/28/1995     11,043       10,408       10,819
 3/31/1995     11,350       10,697       11,057
 4/30/1995     11,696       11,024       11,407
 5/31/1995     12,076       11,381       11,886
 6/30/1995     12,358       11,647       12,047
 7/31/1995     12,790       12,055       12,466
 8/31/1995     12,909       12,166       12,642
 9/30/1995     13,475       12,700       13,099
10/31/1995     13,343       12,575       12,969
11/30/1995     13,788       12,995       13,626
12/31/1995     14,092       13,282       13,969
 1/31/1996     14,533       13,697       14,404
 2/29/1996     14,611       13,771       14,513
 3/31/1996     14,684       13,840       14,760
 4/30/1996     14,734       13,886       14,816
 5/31/1996     14,959       14,099       15,002
 6/30/1996     14,639       13,797       15,014
 7/31/1996     13,911       13,111       14,446
 8/31/1996     14,245       13,426       14,860
 9/30/1996     14,974       14,113       15,450
10/31/1996     15,435       14,547       16,048
11/30/1996     16,807       15,840       17,211
12/31/1996     16,517       15,567       16,992
 1/31/1997     17,338       16,341       17,815
 2/28/1997     17,553       16,543       18,077
 3/31/1997     16,789       15,824       17,427
 4/30/1997     17,672       16,656       18,159
 5/31/1997     18,806       17,724       19,174
 6/30/1997     19,727       18,593       19,996
 7/31/1997     20,971       19,765       21,501
 8/31/1997     20,373       19,202       20,735
 9/30/1997     21,631       20,387       21,988
10/31/1997     20,682       19,493       21,374
11/30/1997     21,574       20,334       22,319
12/31/1997     22,039       20,772       22,970
 1/31/1998     22,169       20,894       22,645
 2/28/1998     23,949       22,572       24,170
 3/31/1998     25,299       23,844       25,648
 4/30/1998     25,428       23,966       25,819
 5/31/1998     25,083       23,641       25,437
 6/30/1998     26,131       24,629       25,763
 7/31/1998     25,729       24,250       25,308
 8/31/1998     21,838       20,583       21,542
 9/30/1998     22,926       21,608       22,778
10/31/1998     24,582       23,169       24,542
11/30/1998     25,697       24,220       25,686
12/31/1998     27,312       25,742       26,560
 1/31/1999     28,103       26,487       26,772
 2/28/1999     27,428       25,851       26,394
 3/31/1999     27,807       26,208       26,941
 4/30/1999     29,455       27,761       29,457
 5/31/1999     29,323       27,637       29,133
 6/30/1999     30,238       28,500       29,979
 7/31/1999     29,346       27,658       29,101
 8/31/1999     28,949       27,284       28,021
 9/30/1999     27,776       26,179       27,042
10/31/1999     28,888       27,227       28,598
11/30/1999     28,972       27,306       28,375
12/31/1999     29,893       28,174       28,512
 1/31/2000     28,333       26,704       27,582
 2/29/2000     27,378       25,803       25,532
 3/31/2000     29,600       27,898       28,648
 4/30/2000     29,113       27,439       28,314
 5/31/2000     28,216       26,593       28,613
 6/30/2000     28,587       26,943       27,305
 7/31/2000     28,411       26,777       27,647
 8/31/2000     30,318       28,575       29,185
 9/30/2000     28,932       27,269       29,453
10/31/2000     29,012       27,344       30,176
11/30/2000     27,284       25,716       29,056
12/31/2000     27,706       26,113       30,512
 1/31/2001     27,726       26,132       30,629
 2/28/2001     26,079       24,579       29,777
 3/31/2001     24,612       23,197       28,725
 4/30/2001     26,622       25,091       30,134
 5/31/2001     26,662       25,129       30,811
 6/30/2001     25,738       24,258       30,127
 7/31/2001     24,854       23,425       30,063
 8/31/2001     23,327       21,986       28,859
 9/30/2001     21,378       20,149       26,828
10/31/2001     22,141       20,868       26,597
11/30/2001     23,709       22,345       28,143
12/31/2001     23,669       22,308       28,806
 1/31/2002     23,548       22,194       28,584
 2/28/2002     22,925       21,607       28,630
 3/31/2002     23,548       22,194       29,985
 4/30/2002     22,885       21,569       28,956
 5/31/2002     22,784       21,474       29,101
 6/30/2002     21,418       20,186       27,431
 7/31/2002     20,052       18,899       24,881
 8/31/2002     20,554       19,372       25,069
 9/30/2002     17,781       16,759       22,281
10/31/2002     18,444       17,384       23,932
11/30/2002     19,690       18,558       25,440
12/31/2002     18,926       17,838       24,335
 1/31/2003     18,464       17,403       23,745
 2/28/2003     17,882       16,853       23,112
 3/31/2003     18,103       17,062       23,151
 4/30/2003     19,811       18,672       25,189
 5/31/2003     21,297       20,073       26,815
 6/30/2003     21,760       20,508       27,150
 7/31/2003     21,559       20,319       27,554
 8/31/2003     22,282       21,001       27,983
 9/30/2003     21,800       20,546       27,710
10/31/2003     22,825       21,512       29,406
11/30/2003     23,628       22,270       29,805
12/31/2003     24,613       23,197       31,642
 1/31/2004     24,794       23,368       32,199
 2/29/2004     25,376       23,917       32,889
 3/31/2004     24,995       23,557       32,601
 4/30/2004     24,995       23,557       31,804
 5/31/2004     25,015       23,576       32,129
 6/30/2004     25,375       23,918       32,888

                                   Average Annual Total Returns -- June 30, 2004
--------------------------------------------------------------------------------

                                                                                        Since
                               6 Months/7/   1 Year/7/   5 Years/7/   10 Years/7/   Inception/7/
                               -----------   ---------   ----------   -----------   ------------
Class A (Inception 5/6/31)
Net Asset Value/1/                 3.10%       16.62%      -3.45%        9.76%            --
With Maximum Sales Charge/2/      -2.85         9.92       -4.59         9.11             --

Class B (Inception 9/13/93)
Net Asset Value/1/                 2.75        15.67       -4.16         8.99             --
With CDSC/3/                      -2.25        10.67       -4.47         8.99             --

Class C (Inception 5/1/95)
Net Asset Value/1/                 2.67        15.81       -4.16           --           8.03%
With CDSC/3/                       1.67        14.81       -4.16           --           8.03

Class Y (Inception 11/18/98)
Net Asset Value/1/                 3.27        16.98       -2.96           --          -0.53

--------------------------------------------------------------------------------

                                                                                Since        Since
                                                                               Class C      Class Y
Comparative Performance              6 Months   1 Year   5 Years   10 Years   Incept./6/   Incept./6/
----------------------------------   --------   ------   -------   --------   ----------   ----------
Russell 1000 Value Index/4/            3.94%    21.13%     1.87%    12.64%      11.86%        4.53%
Morningstar Large Blend Average/5/     2.78     17.63     -1.76     10.08        8.98         1.34

All returns represents past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.cdcnvestfunds.com. Class Y shares are available to certain institutional investors only.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                                 Portfolio Facts
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                % of Net Assets
                                                                    as of
                                                              ------------------
Fund Composition                                              6/30/04   12/31/03
--------------------------------------------------------------------------------
Common Stocks                                                   94.1      95.9
--------------------------------------------------------------------------------
Short Term Investments and Other                                 5.9       4.1
--------------------------------------------------------------------------------

                                                                % of Net Assets
                                                                    as of
                                                              ------------------
Ten Largest Holdings                                          6/30/04   12/31/03
--------------------------------------------------------------------------------
Home Depot, Inc.                                                3.8        4.0
--------------------------------------------------------------------------------
First Data Corp.                                                3.8        3.3
--------------------------------------------------------------------------------
Washington Mutual, Inc.                                         3.6        3.8
--------------------------------------------------------------------------------
Time Warner, Inc.                                               3.6        3.9
--------------------------------------------------------------------------------
Masco Corp.                                                     3.5        2.9
--------------------------------------------------------------------------------
Gap (The), Inc.                                                 3.2        3.3
--------------------------------------------------------------------------------
Waste Management, Inc.                                          3.2        3.3
--------------------------------------------------------------------------------
Liberty Media Corp., Class A                                    3.2        4.2
--------------------------------------------------------------------------------
McDonald's Corp.                                                3.1        3.6
--------------------------------------------------------------------------------
Diageo PLC (ADR)                                                3.0        3.2
--------------------------------------------------------------------------------

                                                                % of Net Assets
                                                                    as of
                                                              ------------------
Five Largest Industries                                       6/30/04   12/31/03
--------------------------------------------------------------------------------
Media - Broadcasting & Publishing                               12.6      13.4
--------------------------------------------------------------------------------
Beverages, Food & Tobacco                                       12.5      12.9
--------------------------------------------------------------------------------
Building Materials                                               7.3       6.8
--------------------------------------------------------------------------------
Pharmaceuticals                                                  6.9       6.7
--------------------------------------------------------------------------------
Banking                                                          5.5       5.9
--------------------------------------------------------------------------------
Portfolio holdings and asset allocations will vary.
--------------------------------------------------------------------------------

Notes to Charts

/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 5.75%.
/3/ Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1 - 6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/ Russell 1000 Value Index is an unmanaged index of the largest 1,000 U.S. companies within the Russell 3000 with lower price-to-book ratios and lower forcasted growth values.
/5/ Morningstar Large Blend Average is an average performance of funds with similar investment objectives as calculated without sales charges by Morningstar, Inc.
/6/ The since-inception performance comparisons shown for each Class of fund shares are calculated as follows: Class C from 5/31/95 and Class Y from 11/30/98.
/7/ Fund performance has been increased by expense waivers, without which performance would have been lower.

--------------------------------------------------------------------------------
                      Vaughan Nelson Small Cap Value Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

================================================================================

Objective:
Seeks capital appreciation
--------------------------------------------------------------------------------

Strategy:
Invests in small capitalization companies with a focus on absolute return using a bottom-up value oriented investment process
--------------------------------------------------------------------------------

Inception Date:
December 31, 1996
--------------------------------------------------------------------------------

Managers:
Mark J. Roach
Chris D. Wallis
Scott J. Weber
--------------------------------------------------------------------------------

Symbols:
Class A   NEFJX
Class B   NEJBX
Class C   NEJCX
--------------------------------------------------------------------------------

You Should Know:
Investing in small cap stocks carries special risk, including narrower markets, limited financial and management resources, less liquidity and greater volatility than large-company stocks. Value stocks may fall out of favor with investors and underperform the overall market during any given period.

================================================================================

                                                           Management Discussion
--------------------------------------------------------------------------------

During the first half of 2004, stock prices moved in what is called a trading range, gaining a few percentage points and then giving them back. For the six-month period, Vaughan Nelson Small Cap Value Fund (formerly CDC Nvest Star Small Cap Fund) returned 4.59%, based on the net asset value of Class A shares. For the same period the return on the Russell 2000 Index and the Russell 2000 Value Index were 6.76% and 7.83%, respectively, and the Morningstar Small Cap Growth Fund category had an average return of 4.09%.

Bear in mind that effective March 1, 2004, the fund changed from its Star format, with multiple subadvisors, to its present format and the portfolio has changed significantly. As the new, sole subadvisor, we take the position that we cannot predict what the market or the economy will do so we construct a portfolio of individual companies that we believe will do well over time. Rather than trying to identify sectors that we think will do well and searching within that group, we start with a set of attributes: companies with prospects for improving profit margins; companies we believe to be valued at a discount to their net asset value; and companies with an attractive dividend yield and what we determine to be minimal risk. Not all the companies in the portfolio have all these characteristics, but each was purchased at what we regard as a discount to its intrinsic value.

Price volatility may create buying opportunities

We are structured to look for opportunities when volatile markets bring prices down to attractive levels. For example, we screen for companies trading below their book value, or all securities trading below a certain price per share. We also look for secular trends. Energy resources and healthcare are two of the areas we currently like most.

Names that have done well for the fund during the brief period since we became sole manager include Mandalay Resort Group, which we began selling at a profit when purchase plans were announced by hotel-casino operator MGM Mirage. The fund has also done well with Quicksilver Resources, a natural gas company. Allegheny Technologies Incorporated, a maker of specialty steel, is benefiting from lower costs and increasing demand for its unique products.

Technology sell-off viewed without sentiment

When Kana Software warned that "significant deals" had failed to close, we began to sell off the stock. However, when another software company, Reynolds & Reynolds (R&R), warned of an impending shortfall in earnings, we sold a third of the position. We are uncomfortable with the increased uncertainty, but we continue to like R&R, which we believe has a strong balance sheet, solid market share and is attractively valued. We stood firm when escalating energy and raw materials costs caused GrafTech International to miss its earnings targets. This niche company, which manufactures graphite and carbon electrodes and cathodes, enjoys a virtual monopoly in its market and they are raising prices without losing business. Although we are not adding to it, we also are not selling any of the stock.

Outlook for stocks is positive

As long as the economy continues to maintain its current strength, we believe there is upward potential for stock prices for the balance of 2004 and into 2005. We don't think the market is overvalued, especially in terms of where interest rates are currently. Unless there is a dramatic increase in inflation that is not accompanied by higher earnings estimates, we view the risk/reward potential of stock prices as favorable. Moreover, we believe most of the companies the fund holds have solid business prospects and good valuations. If terrorism or other factors disrupt the economy, we believe the characteristics of the companies represented in the fund's portfolio should provide downside support as well as upside potential for the long term.

--------------------------------------------------------------------------------
                      Vaughan Nelson Small Cap Value Fund
--------------------------------------------------------------------------------

                                        Investment Results through June 30, 2004
--------------------------------------------------------------------------------

Performance in Perspective
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                                Growth of a $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

               December 31, 1996 (inception) through June 30, 2004

                                    [CHART]

                                   Line chart

Investment @ N.A.V.   10,000                         Fund Inception: 12/31/1996
Sales Charge %          5.75                         Statement Date:  6/30/2004
Sales Charge            (575)
                      ------
Investment @ M.S.C.    9,425
                      ======

             -----------------------     Russell      Russell
               Class A      Class A       2000         2000
                @ NAV      @ M.S.C.       Index        Value
             ----------   ----------   -----------------------
   Month     Cumulative   Cumulative   Cumulative   Cumulative
    End         Value       Value        Value         Value
----------   ----------   ----------   ----------   ----------
12/31/1996       10,000        9,425       10,000       10,000
 1/31/1997       10,192        9,606       10,200       10,154
 2/28/1997        9,920        9,350        9,953       10,250
 3/31/1997        9,352        8,814        9,483        9,975
 4/30/1997        9,264        8,731        9,509       10,122
 5/31/1997       10,448        9,847       10,567       10,928
 6/30/1997       11,040       10,405       11,020       11,481
 7/31/1997       11,784       11,106       11,533       11,963
 8/31/1997       12,104       11,408       11,797       12,153
 9/30/1997       13,160       12,403       12,660       12,961
10/31/1997       12,672       11,943       12,104       12,608
11/30/1997       12,376       11,664       12,026       12,746
12/31/1997       12,697       11,967       12,236       13,178
 1/31/1998       12,342       11,632       12,043       12,940
 2/28/1998       13,349       12,582       12,934       13,722
 3/31/1998       14,126       13,314       13,467       14,279
 4/30/1998       13,994       13,189       13,542       14,349
 5/31/1998       13,135       12,379       12,812       13,841
 6/30/1998       13,341       12,574       12,839       13,763
 7/31/1998       12,300       11,593       11,800       12,685
 8/31/1998        9,624        9,070        9,509       10,699
 9/30/1998       10,293        9,701       10,253       11,303
10/31/1998       10,748       10,130       10,671       11,638
11/30/1998       11,758       11,082       11,230       11,953
12/31/1998       12,958       12,212       11,925       12,328
 1/31/1999       13,231       12,470       12,083       12,048
 2/28/1999       12,122       11,425       11,105       11,226
 3/31/1999       12,957       12,212       11,278       11,133
 4/30/1999       13,934       13,133       12,289       12,150
 5/31/1999       13,818       13,023       12,468       12,523
 6/30/1999       14,968       14,107       13,032       12,976
 7/31/1999       14,786       13,936       12,674       12,668
 8/31/1999       14,654       13,811       12,205       12,205
 9/30/1999       15,060       14,194       12,208       11,961
10/31/1999       16,201       15,270       12,257       11,722
11/30/1999       18,064       17,025       12,989       11,783
12/31/1999       21,428       20,196       14,460       12,145
 1/31/2000       21,401       20,171       14,227       11,827
 2/29/2000       26,680       25,146       16,577       12,550
 3/31/2000       25,665       24,189       15,484       12,609
 4/30/2000       22,655       21,352       14,552       12,684
 5/31/2000       20,816       19,619       13,704       12,490
 6/30/2000       22,509       21,215       14,899       12,855
 7/31/2000       20,926       19,723       14,419       13,283
 8/31/2000       23,526       22,174       15,520       13,877
 9/30/2000       22,775       21,466       15,063       13,799
10/31/2000       20,859       19,659       14,391       13,750
11/30/2000       17,222       16,232       12,914       13,470
12/31/2000       18,810       17,729       14,023       14,917
 1/31/2001       19,631       18,502       14,753       15,329
 2/28/2001       17,101       16,118       13,785       15,307
 3/31/2001       15,472       14,582       13,111       15,062
 4/30/2001       17,021       16,043       14,136       15,759
 5/31/2001       17,375       16,376       14,484       16,164
 6/30/2001       17,967       16,934       14,984       16,815
 7/31/2001       16,737       15,774       14,173       16,438
 8/31/2001       15,711       14,808       13,715       16,381
 9/30/2001       13,216       12,456       11,869       14,572
10/31/2001       14,116       13,305       12,563       14,953
11/30/2001       15,358       14,475       13,536       16,028
12/31/2001       16,543       15,592       14,371       17,009
 1/31/2002       16,156       15,227       14,222       17,235
 2/28/2002       14,868       14,013       13,832       17,340
 3/31/2002       16,190       15,259       14,944       18,638
 4/30/2002       15,814       14,905       15,080       19,294
 5/31/2002       15,051       14,185       14,411       18,656
 6/30/2002       14,048       13,240       13,696       18,243
 7/31/2002       11,929       11,243       11,627       15,533
 8/31/2002       11,917       11,232       11,598       15,463
 9/30/2002       10,824       10,201       10,765       14,359
10/31/2002       11,382       10,727       11,110       14,575
11/30/2002       12,259       11,554       12,101       15,738
12/31/2002       11,450       10,792       11,428       15,066
 1/31/2003       10,812       10,190       11,111       14,641
 2/28/2003       10,436        9,836       10,776       14,149
 3/31/2003       10,459        9,858       10,914       14,300
 4/30/2003       11,461       10,802       11,949       15,659
 5/31/2003       12,635       11,908       13,232       17,257
 6/30/2003       13,113       12,359       13,471       17,550
 7/31/2003       13,968       13,165       14,314       18,425
 8/31/2003       14,686       13,841       14,970       19,125
 9/30/2003       14,253       13,433       14,694       18,906
10/31/2003       15,278       14,400       15,928       20,447
11/30/2003       15,723       14,818       16,493       21,232
12/31/2003       15,882       14,969       16,828       22,000
 1/31/2004       16,497       15,549       17,559       22,761
 2/29/2004       16,406       15,463       17,716       23,201
 3/31/2004       16,440       15,495       17,881       23,522
 4/30/2004       15,734       14,829       16,970       22,306
 5/31/2004       15,791       14,883       17,240       22,575
 6/30/2004       16,612       15,660       17,966       23,721

                                   Average Annual Total Returns -- June 30, 2004
--------------------------------------------------------------------------------
                                                               Since
                               6 Months   1 Year   5 Years   Inception
                               --------   ------   -------   ---------
Class A (Inception 12/31/96)
Net Asset Value/1/               4.59%    26.67%    2.11%      7.01%
With Maximum Sales Charge/2/    -1.42     19.41     0.91       6.17

Class B (Inception 12/31/96)
Net Asset Value/1/               4.28     25.71     1.34       6.21
With CDSC/3/                    -0.72     20.71     1.05       6.21

Class C (Inception 12/31/96)
Net Asset Value/1/               4.28     25.81     1.36       6.22
With CDSC/3/                     3.28     24.81     1.36       6.22
--------------------------------------------------------------------------------

                                                                                 Since
Comparative Performance                        6 Months   1 Year   5 Years   Inception/7/
-----------------------                        --------   ------   -------   ------------
Russell 2000 Index/4/                            6.76%    33.37%     6.63%       8.12%
Russell 2000 Value Index/5/                      7.83     35.17     12.82       12.21
Morningstar Small Cap Growth Fund Average/6/     4.09     28.31      4.19        7.18

All results represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.cdcnvestfunds.com.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                                 Portfolio Facts
--------------------------------------------------------------------------------

                                                                % of Net Assets
                                                                     as of
                                                              ------------------
Fund Composition                                              6/30/04   12/31/03
--------------------------------------------------------------------------------
Common Stocks                                                   94.6      97.2
--------------------------------------------------------------------------------
Short Term Investments and Other                                 5.4       2.8
--------------------------------------------------------------------------------

                                                                % of Net Assets
                                                                     as of
                                                              ------------------
Ten Largest Holdings                                          6/30/04   12/31/03
--------------------------------------------------------------------------------
iShares Russell 2000 Value Index Fund                           4.7         --
--------------------------------------------------------------------------------
Triad Hospitals, Inc.                                           2.9         --
--------------------------------------------------------------------------------
Equitable Resources, Inc.                                       2.9         --
--------------------------------------------------------------------------------
Dollar Thrifty Automotive Group, Inc.                           2.7        0.8
--------------------------------------------------------------------------------
Regis Corp.                                                     2.6         --
--------------------------------------------------------------------------------
Willbros Group, Inc.                                            2.0         --
--------------------------------------------------------------------------------
Sterling Bancshares, Inc.                                       2.0        0.1
--------------------------------------------------------------------------------
Southwestern Energy Co.                                         1.9        0.2
--------------------------------------------------------------------------------
Consolidated Graphics, Inc.                                     1.9         --
--------------------------------------------------------------------------------
Navigant International, Inc.                                    1.8         --
--------------------------------------------------------------------------------

                                                                % of Net Assets
                                                                     as of
                                                              ------------------
Five Largest Industries                                       6/30/04   12/31/03
--------------------------------------------------------------------------------
Oil & Gas                                                       10.0       3.6
--------------------------------------------------------------------------------
Commercial Services                                              9.1       5.8
--------------------------------------------------------------------------------
Banking                                                          7.5       3.9
--------------------------------------------------------------------------------
Aerospace & Defense                                              6.2       0.5
--------------------------------------------------------------------------------
Retailers                                                        6.1       3.6
--------------------------------------------------------------------------------
Portfolio holdings and asset allocations will vary.
--------------------------------------------------------------------------------

Notes to Charts

/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 5.75%.
/3/ Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1 - 6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/ Russell 2000 Index is an unmanaged index measuring the stock price performance of the 2,000 smallest companies within the Russell 3000 Index.
/5/ The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
/6/ Morningstar Small Cap Growth Fund Average is the average performance without sales charges of funds with similar investment objectives as calculated by Morningstar, Inc.
/7/ The since-inception performance comparisons shown are calculated from 12/31/96.

Note: The fund is changing its benchmark from the Russell 2000 to the Russell 2000 Value Index because the advisor believes the latter is more representative of the types of stocks in which the Fund can invest. Also, effective 3/1/04, the fund changed from a multiple subadvisor format to its present format, with one subadvisor.

--------------------------------------------------------------------------------
                          Westpeak Capital Growth Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

================================================================================

Objective:
Seeks long-term growth of capital
--------------------------------------------------------------------------------

Strategy:
Invests primarily in common stocks of large- and mid-cap companies in any industry
--------------------------------------------------------------------------------

Inception Date:
August 3, 1992
--------------------------------------------------------------------------------

Manager:
Westpeak Global Advisors, L.P.
Team Management
--------------------------------------------------------------------------------

Symbols:
Class A   NEFCX
Class B   NECBX
Class C   NECGX
--------------------------------------------------------------------------------

You Should Know:
Growth stocks can be more sensitive to market movements because their prices are based in part on future expectations.

================================================================================

                                                           Management Discussion
--------------------------------------------------------------------------------

During the first half of 2004, the market environment appeared to switch from favoring value stocks in the first quarter to growth stocks in the second. Large-cap stocks also began to outperform stocks of smaller companies in the second quarter, as the risk-taking fervor displayed in 2003 appeared to abate. Higher-risk companies that had been beaten down in the market slide of 1999 through 2002 became less attractive than quality companies with sustained, rising earnings trends - stocks that are the mainstay of Westpeak Capital Growth Fund.

For the six months ended June 30, 2004, the total return on Class A shares of the fund was 0.46% at net asset value. The fund's results trailed its benchmark, the Russell 1000 Growth Index, which returned 2.74% for the period, and the average return on Morningstar's Large Growth Fund category, which was 2.42%.

Energy stocks advanced, financial stocks retreated

Energy stocks benefited from speculation and worries about diminishing supplies due to events in the Middle East. Companies that own large reserves of oil and gas performed well, for the most part, and the fund benefited from its emphasis on these companies. However, our underweight position in oil services relative to the benchmark detracted from performance.

Although the prospect of rising interest rates hurt financially sensitive stocks, especially during the second quarter, the fund has benefited from its position in New Century Financial. This mortgage lender has been in the portfolio since last year, and it benefited when low interest rates created a home equity financing boom. However, we have been gradually reducing this position as we trim the fund's exposure to financial services.

Medical products companies were positive

We purchased shares of Apogent Technologies last year and sold them at a profit shortly after the first quarter of 2004. This manufacturer of medical supplies and diagnostic equipment performed well, but then slid in May and June. Another medical products company, Becton, Dickinson & Co., remains in the fund. We have held this profitable company since 2002 and it has performed well for the fund.

Technology generally suffered

Technology stocks in general have been hurt this year as investors became more cautious and some companies announced slower-than-expected sales. The worst performing stock in the portfolio during the period was Intel Corp. The fund has owned this renowned semiconductor manufacturer for several years. Although the stock performed poorly for the period, it did better than the industry average and we believe it remains attractive relative to its peers. However, the share price of QLogic Corp., a semiconductor manufacturer, fell steadily after we purchased it last year and continued to fall after we sold the stock in March. We also sold SPX Corp. on weakness when this technical and industrial products company announced it would fall short of profit forecasts.

Market outlook continues to be mixed

Many market participants had hoped second-quarter results would help stocks break out of the trading range in which they've been stuck this year, but a steady march of earnings disappointments and profit warnings have done little to lure buyers. In addition to financial and energy stocks, the utilities and consumer discretionary sectors have all struggled, although the fund has relatively little exposure to the latter industries.

As we enter the third quarter, the fund's greatest emphasis is on consumer staples - products and services that people are likely to buy regardless of the economy - including drug companies, food and beverages, grocery stores, home products, and medical products and services. We continue to downplay the consumer discretionary area, notably the specialty retail area, in an effort to maintain a portfolio that emphasizes quality earnings that are as predictable as possible in a volatile environment.

--------------------------------------------------------------------------------
                          Westpeak Capital Growth Fund
--------------------------------------------------------------------------------

                                        Investment Results through June 30, 2004
--------------------------------------------------------------------------------

Performance in Perspective
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                                Growth of a $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

                       June 30, 1994 through June 30, 2004

                                    [CHART]

                                   Line chart

Investment @ N.A.V.   10,000                           Fund Inception:  8/3/1992
Sales Charge %          5.75                           Statement Date: 6/30/2004
Sales Charge            (575)
                      ------
Investment @ M.S.C.    9,425
                      ======

                                         Russell
             -----------------------      1000
               Class A      Class A      Growth
                @ NAV      @ M.S.C.       Index
             ----------   ----------   ----------
   Month     Cumulative   Cumulative   Cumulative
    End         Value        Value        Value
----------   ----------   ----------   ----------
 6/30/1994     10,000        9,425       10,000
 7/31/1994     10,384        9,786       10,342
 8/31/1994     10,825       10,202       10,917
 9/30/1994     10,644       10,032       10,770
10/31/1994     11,107       10,468       11,023
11/30/1994     10,622       10,012       10,669
12/31/1994     10,868       10,243       10,848
 1/31/1995     10,955       10,325       11,080
 2/28/1995     11,389       10,734       11,544
 3/31/1995     11,766       11,089       11,881
 4/30/1995     11,946       11,260       12,141
 5/31/1995     12,279       11,573       12,563
 6/30/1995     13,097       12,344       13,048
 7/31/1995     13,683       12,896       13,591
 8/31/1995     13,929       13,128       13,605
 9/30/1995     14,400       13,572       14,233
10/31/1995     14,171       13,356       14,242
11/30/1995     14,514       13,680       14,796
12/31/1995     14,211       13,394       14,881
 1/31/1996     14,473       13,641       15,379
 2/29/1996     14,851       13,998       15,660
 3/31/1996     14,713       13,867       15,680
 4/30/1996     15,446       14,558       16,092
 5/31/1996     15,909       14,994       16,655
 6/30/1996     15,693       14,790       16,677
 7/31/1996     14,612       13,772       15,700
 8/31/1996     15,168       14,296       16,105
 9/30/1996     16,427       15,482       17,278
10/31/1996     16,418       15,474       17,382
11/30/1996     17,236       16,245       18,687
12/31/1996     16,634       15,677       18,322
 1/31/1997     17,574       16,564       19,607
 2/28/1997     17,091       16,108       19,474
 3/31/1997     15,813       14,904       18,420
 4/30/1997     16,495       15,547       19,643
 5/31/1997     17,946       16,914       21,061
 6/30/1997     18,446       17,386       21,904
 7/31/1997     19,741       18,606       23,841
 8/31/1997     18,835       17,752       22,445
 9/30/1997     19,403       18,287       23,550
10/31/1997     18,620       17,549       22,679
11/30/1997     19,107       18,008       23,643
12/31/1997     19,499       18,378       23,908
 1/31/1998     19,656       18,525       24,623
 2/28/1998     21,005       19,797       26,475
 3/31/1998     21,943       20,681       27,530
 4/30/1998     22,334       21,049       27,911
 5/31/1998     21,796       20,543       27,119
 6/30/1998     22,930       21,612       28,780
 7/31/1998     22,715       21,409       28,589
 8/31/1998     19,108       18,010       24,299
 9/30/1998     20,255       19,090       26,165
10/31/1998     21,735       20,485       28,268
11/30/1998     23,040       21,715       30,419
12/31/1998     25,169       23,722       33,162
 1/31/1999     26,435       24,915       35,109
 2/28/1999     24,950       23,515       33,505
 3/31/1999     25,498       24,032       35,269
 4/30/1999     25,997       24,502       35,314
 5/31/1999     25,522       24,054       34,229
 6/30/1999     26,873       25,328       36,627
 7/31/1999     26,276       24,766       35,463
 8/31/1999     26,508       24,984       36,042
 9/30/1999     26,121       24,619       35,285
10/31/1999     27,941       26,334       37,950
11/30/1999     28,771       27,117       39,997
12/31/1999     31,394       29,589       44,157
 1/31/2000     29,623       27,920       42,087
 2/29/2000     30,859       29,085       44,144
 3/31/2000     33,331       31,415       47,304
 4/30/2000     32,342       30,483       45,053
 5/31/2000     30,832       29,059       42,784
 6/30/2000     32,864       30,974       46,027
 7/31/2000     32,013       30,172       44,108
 8/31/2000     34,516       32,531       48,102
 9/30/2000     31,328       29,526       43,552
10/31/2000     30,241       28,503       41,491
11/30/2000     26,162       24,658       35,375
12/31/2000     25,266       23,813       34,255
 1/31/2001     26,475       24,953       36,622
 2/28/2001     22,880       21,565       30,405
 3/31/2001     20,747       19,554       27,096
 4/30/2001     23,552       22,198       30,523
 5/31/2001     23,283       21,945       30,074
 6/30/2001     22,919       21,601       29,377
 7/31/2001     21,710       20,461       28,643
 8/31/2001     19,962       18,814       26,301
 9/30/2001     17,912       16,882       23,675
10/31/2001     18,735       17,658       24,917
11/30/2001     20,365       19,194       27,311
12/31/2001     20,097       18,941       27,259
 1/31/2002     20,012       18,862       26,778
 2/28/2002     19,288       18,179       25,666
 3/31/2002     19,945       18,798       26,554
 4/30/2002     18,833       17,750       24,387
 5/31/2002     18,429       17,369       23,797
 6/30/2002     16,913       15,940       21,596
 7/31/2002     15,599       14,702       20,408
 8/31/2002     15,616       14,718       20,469
 9/30/2002     13,965       13,162       18,346
10/31/2002     14,975       14,114       20,029
11/30/2002     15,464       14,575       21,117
12/31/2002     14,453       13,622       19,658
 1/31/2003     14,083       13,273       19,181
 2/28/2003     14,150       13,336       19,093
 3/31/2003     14,436       13,606       19,449
 4/30/2003     15,279       14,400       20,887
 5/31/2003     16,121       15,194       21,929
 6/30/2003     16,272       15,337       22,231
 7/31/2003     16,492       15,543       22,784
 8/31/2003     16,694       15,734       23,351
 9/30/2003     16,761       15,797       23,101
10/31/2003     17,570       16,559       24,398
11/30/2003     17,772       16,750       24,654
12/31/2003     18,311       17,258       25,506
 1/31/2004     18,580       17,512       26,027
 2/29/2004     18,580       17,512       26,193
 3/31/2004     18,243       17,194       25,707
 4/30/2004     17,839       16,813       25,408
 5/31/2004     18,159       17,115       25,882
 6/30/2004     18,396       17,342       26,205
                                         ------

                                   Average Annual Total Returns -- June 30, 2004
--------------------------------------------------------------------------------

                                                                          Since
                               6 Months   1 Year   5 Years   10 Years   Inception
                               --------   ------   -------   --------   ---------
Class A (Inception 8/3/92)

Net Asset Value/1/               0.46%    13.04%    -7.30%     6.28%        --
With Maximum Sales Charge/2/    -5.29      6.54     -8.39      5.66         --

Class B (Inception 9/13/93)

Net Asset Value/1/               0.11     12.25     -7.98      5.45         --
With CDSC/3/                    -4.89      7.25     -8.24      5.45         --

Class C (Inception 12/30/94)

Net Asset Value/1/               0.11     12.28     -8.02        --       4.84%
With CDSC/3/                    -0.89     11.28     -8.02        --       4.84

--------------------------------------------------------------------------------

                                                                                    Since
                                                                                   Class C
                                        6 Months   1 Year   5 Years   10 Years   Incept./6/
                                        --------   ------   -------   --------   ----------
Comparative Performance
Russell 1000 Growth Index/4/              2.74%    17.88%    -6.48%    10.11%       9.73%
Morningstar Large Growth Fund Avg./5/     2.42     16.58     -4.89      9.06        8.97

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.cdcnvestfunds.com.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                                 Portfolio Facts
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                % of Net Assets
                                                                     as of
                                                              ------------------
Fund Composition                                              6/30/04   12/31/03
--------------------------------------------------------------------------------
Common Stocks                                                   98.6      99.1
--------------------------------------------------------------------------------
Short Term Investments and Other                                 1.4       0.9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                % of Net Assets
                                                                     as of
                                                              ------------------
Ten Largest Holdings                                          6/30/04   12/31/03
--------------------------------------------------------------------------------
Pfizer, Inc.                                                    6.8        4.9
--------------------------------------------------------------------------------
Microsoft Corp.                                                 6.6        5.7
--------------------------------------------------------------------------------
Intel Corp.                                                     5.1        5.8
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                             4.8        4.8
--------------------------------------------------------------------------------
Johnson & Johnson                                               4.2        2.3
--------------------------------------------------------------------------------
General Electric Co.                                            3.9        3.7
--------------------------------------------------------------------------------
Home Depot, Inc.                                                3.4        1.6
--------------------------------------------------------------------------------
International Business Machines Corp.                           3.2         --
--------------------------------------------------------------------------------
Merck & Co., Inc.                                               2.8        0.8
--------------------------------------------------------------------------------
Fannie Mae                                                      2.8        2.8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                % of Net Assets
                                                                     as of
                                                              ------------------
Five Largest Industries                                       6/30/04   12/31/03
--------------------------------------------------------------------------------
Pharmaceuticals                                                 12.1      10.8
--------------------------------------------------------------------------------
Software                                                         9.0       9.0
--------------------------------------------------------------------------------
Communications                                                   7.8       5.1
--------------------------------------------------------------------------------
Semiconductors                                                   7.3       9.1
--------------------------------------------------------------------------------
Beverages, Food & Tobacco                                        7.1       5.8
--------------------------------------------------------------------------------
Portfolio holdings and asset allocations will vary.
--------------------------------------------------------------------------------

Notes to Charts

/1/  Does not include a sales charge.
/2/  Includes maximum sales charge of 5.75%.
/3/ Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1 - 6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/ Russell 1000 Growth Index is an unmanaged index measuring the performance of the largest 1000 U.S. growth companies within the Russell 3000.
/5/ Morningstar Large Growth Fund Average is the average performance without sales charges of funds with similar investment objectives as calculated by Morningstar, Inc.
/6/ The since-inception performance comparisons shown for Class C shares is calculated from 12/31/94.

--------------------------------------------------------------------------------
                             Additional Information
--------------------------------------------------------------------------------

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers' views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because these funds are actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

For more complete information on any CDC Nvest Fund, contact your financial professional or call CDC IXIS Asset Management Distributors, L.P. and ask for a free prospectus, which contains more complete information including charges and other ongoing expenses. Investors should consider a fund's objective, risks and expenses carefully before investing. This and other information can be found in the prospectus. Please read the prospectus carefully before investing.

Proxy Voting Information

A description of the funds' proxy voting policies and procedures is available without charge, upon request, by calling CDC Nvest Funds at 800-225-5478; on the funds' web-site at www.cdcnvestfunds.com; and on the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available from the fund's website and the SEC's website.

--------------------------------------------------------------------------------
              NOT FDICINSURED . MAY LOSE VALUE . NO BANK GUARANTEE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           CGM Advisor Targeted Equity Fund -- Schedule of Investments
--------------------------------------------------------------------------------

Investments as of June 30, 2004 (unaudited)

  Shares     Description                                              Value (a)
--------------------------------------------------------------------------------
Common Stocks -- 99.4% of Total Net Assets
             Automotive -- 5.6%
   515,000   Toyota Motor Corp. (ADR)(c)                            $ 42,034,300
                                                                    ------------
             Business Services -- 2.3%
   210,000   FedEx Corp.                                              17,154,900
                                                                    ------------
             Cosmetics & Personal Care -- 10.5%
 1,060,000   Avon Products, Inc.                                      48,908,400
   534,000   Procter & Gamble Co.                                     29,070,960
                                                                    ------------
                                                                      77,979,360
                                                                    ------------
             Electronics -- 6.7%
 1,759,250   AU Optronics Corp. (ADR)(c)                              28,746,145
   230,000   Harman International Industries, Inc.                    20,930,000
                                                                    ------------
                                                                      49,676,145
                                                                    ------------
             Entertainment & Leisure -- 3.2%
   620,000   International Game Technology                            23,932,000
                                                                    ------------
             Financial Services -- 5.2%
   835,000   Citigroup, Inc.                                          38,827,500
                                                                    ------------
             Home Construction, Furnishings & Appliances -- 14.9%
   160,000   Centex Corp.                                              7,320,000
 1,618,300   D.R. Horton, Inc.(c)                                     45,959,720
   871,800   Lennar Corp., Class A(c)                                 38,986,896
   362,600   Pulte Homes, Inc.                                        18,866,078
                                                                    ------------
                                                                     111,132,694
                                                                    ------------
             Industrial - Diversified -- 4.2%
   346,000   3M Co.                                                   31,143,460
                                                                    ------------
             Internet -- 1.9%
   150,000   eBay, Inc.(d)                                            13,792,500
                                                                    ------------
             Medical Supplies -- 3.6%
   230,000   Stryker Corp.                                            12,650,000
   160,000   Zimmer Holdings, Inc.(d)                                 14,112,000
                                                                    ------------
                                                                      26,762,000
                                                                    ------------
             Oil & Gas -- 15.5%
   647,000   Burlington Resources, Inc.                               23,408,460
   495,000   ConocoPhillips                                           37,763,550
   385,000   Exxon Mobil Corp.                                        17,097,850
   384,000   Total SA (ADR)(c)                                        36,894,720
                                                                    ------------
                                                                     115,164,580
                                                                    ------------
             Restaurants -- 4.8%
   965,000   Yum! Brands, Inc.(d)                                     35,917,300
                                                                    ------------
             Semiconductors -- 6.2%
   305,000   Analog Devices, Inc.(c)                                  14,359,400
 1,450,000   National Semiconductor Corp.(c)(d)                       31,885,500
                                                                    ------------
                                                                      46,244,900
                                                                    ------------
             Telephone Systems -- 13.7%
 1,500,000   America Movil SA de CV (ADR)                             54,555,000
   388,300   Mobile Telesystems (ADR)                                 47,372,600
                                                                    ------------
                                                                     101,927,600
                                                                    ------------
             Textiles, Clothing & Fabrics -- 1.1%
   110,000   Nike, Inc., Class B                                       8,332,500
             Total Common Stocks (Identified Cost $614,037,732)      740,021,739
                                                                    ------------

 Principal
   Amount    Description                                             Value (a)
--------------------------------------------------------------------------------
Short Term Investments -- 11.5%
$2,577,409   Repurchase Agreement with Investors Bank & Trust
             Co. dated 6/30/2004 at 0.70% to be purchased at
             $2,577,459 on 7/01/2004, collateralized by
             $2,542,705 Small Business Administration
             Bond, 4.38%, due 4/25/2014
             valued at $2,706,280                                  $  2,577,409
11,563,312   Bank of America, 1.50%, due 7/21/2004(e)                11,563,312
 1,472,871   Bank of Montreal, 1.20%, due 7/23/2004(e)                1,472,871
 4,818,047   Bank of Nova Scotia, 1.04%, due 7/06/2004(e)             4,818,047
12,526,920   BGI Prime Money Market Fund(e)                          12,526,920
 3,854,437   BNP Paribas, 1.08%, due 7/02/2004(e)                     3,854,437
 3,854,437   BNP Paribas, 1.08%, due 7/29/2004(e)                     3,854,437
 1,927,219   Caylon, 1.04%, due 7/06/2004(e)                          1,927,219
 2,890,828   Caylon, 1.34%, due 8/24/2004(e)                          2,890,828
   260,570   Delaware Funding Corporation, 1.241%, due                  260,570
             7/22/2004(e)
 1,927,219   Den Danske Bank, 1.03%, due 7/02/2004(e)                 1,927,219
   963,961   Fairway Finance, 1.281%, due 7/26/2004(e)                  963,961
 3,846,573   Fannie Mae, 1.131%, due 7/14/2004(e)                     3,846,573
   963,609   Fortis Bank, 1.19%, due 7/14/2004(e)                       963,609
 2,890,828   Greyhawk Funding, 1.221%, due 7/20/2004(e)               2,890,828
 1,927,219   HBOS Halifax Bank of Scotland, 1.08%, due                1,927,219
             7/29/2004(e)
 2,285,335   Merrill Lynch Premier Institutional Fund(e)              2,285,335
 7,708,875   Merrimac Cash Fund-Premium Class(e)                      7,708,875
 4,809,727   Prefco, 1.111%, due 7/07/2004(e)                         4,809,727
 2,890,828   Royal Bank of Scotland, 1.05%, due 7/07/2004(e)          2,890,828
 1,927,219   Royal Bank of Scotland, 1.06%, due 7/30/2004(e)          1,927,219
 2,890,828   Sheffield Receivables Corp, 1.071%, due                  2,890,828
             7/01/2004(e)
 1,927,219   Wells Fargo, 1.19%, due 7/19/2004(e)                     1,927,219
 2,890,828   Wells Fargo, 1.24%, due 7/26/2004(e)                     2,890,828
                                                                   ------------
             Total Short Term Investments (Identified Cost
             $85,596,318)                                            85,596,318
                                                                   ------------
             Total Investments -- 110.9%
             (Identified Cost $699,634,050)(b)                      825,618,057
             Other assets less liabilities                          (81,393,995)
                                                                   ------------
             Total Net Assets -- 100%                              $744,224,062
                                                                   ============

(a)  See Note 2a of Notes to Financial Statements.
(b)  Federal Tax Information:
     At June 30, 2004, the net unrealized appreciation on
     investments based on cost of $699,634,050 for federal
     income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all
     investments in which
     there is an excess of value over tax cost                     $144,033,415
     Aggregate gross unrealized depreciation for all
     investments in which
     there is an excess of tax cost over value                      (18,049,408)
                                                                   ------------
     Net unrealized appreciation                                   $125,984,007
                                                                   ============

     At December 31, 2003, the Fund had a capital loss carryover of approximately $327,887,176 of which $132,783,707 expires on December 31, 2009 and $195,103,469 expires on December 31, 2010.
     These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c)  All or a portion of this security was on loan to brokers at June 30, 2004.
(d)  Non-income producing security.
(e)  Represents investments of securities lending collateral.
ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
             Hansberger International Fund -- Schedule of Investments
--------------------------------------------------------------------------------

Investments as of June 30, 2004 (unaudited)

  Shares    Description                                               Value (a)
--------------------------------------------------------------------------------
Common Stocks -- 98.2% of Total Net Assets
            Brazil -- 0.5%
   24,000   Petroleo Brasileiro SA (ADR)                             $   673,680
                                                                     -----------
            Canada -- 2.0%
   39,100   Manulife Financial Corp.(d)                                1,583,550
   40,000   Suncor Energy, Inc.                                        1,024,400
                                                                     -----------
                                                                       2,607,950
                                                                     -----------
            China -- 2.1%
  200,000   China Mobile (Hong Kong), Ltd.                               605,151
   59,700   China Mobile (Hong Kong), Ltd. (ADR)                         905,052
1,732,000   Denway Motors, Ltd.                                          627,319
   17,800   Huaneng Power International, Inc. (ADR)(d)                   644,360
                                                                     -----------
                                                                       2,781,882
                                                                     -----------
            Denmark -- 1.6%
   27,700   Group 4 Falck AS                                             713,367
   97,000   Vestas Wind Systems AS(d)                                  1,428,038
                                                                     -----------
                                                                       2,141,405
                                                                     -----------
            Finland -- 1.7%
   17,800   Nokia OYJ                                                    257,415
   29,700   Nokia OYJ (ADR)(d)                                           431,838
   33,600   Tietoenator OYJ                                            1,022,205
   28,700   UPM-Kymmene OYJ                                              547,327
                                                                     -----------
                                                                       2,258,785
                                                                     -----------
            France -- 13.9%
   9,300    Aventis SA(d)                                                703,644
   45,000   Axa                                                          993,161
   58,800   Axa (ADR)                                                  1,301,832
   13,900   BNP Paribas                                                  856,770
   37,400   Bouygues SA                                                1,255,014
   14,000   Carrefour SA                                                 680,787
   17,100   Cie Generale D'Optique Essilor International SA            1,118,650
   11,200   Groupe Danone                                                979,187
    6,400   Lafarge SA                                                   572,021
   12,400   L'Oreal SA                                                   992,624
   14,000   Schneider Electric SA                                        957,677
   25,600   Societe Generale, Class A                                  2,180,393
   42,000   STMicroelectronics NV (New York)(d)                          924,420
   24,100   Suez SA                                                      502,800
   39,400   Thomson Multimedia SA                                        778,767
   12,300   Total SA                                                   2,350,187
   10,400   Total SA (ADR)                                               999,232
                                                                     -----------
                                                                      18,147,166
                                                                     -----------
            Germany -- 7.7%
    5,300   Adidas-Salomon AG                                            634,623
   11,500   BASF AG                                                      617,692
   12,000   Celesio AG                                                   718,441
    8,000   Deutsche Bank AG(d)                                          630,648
   30,500   Deutsche Boerse AG(d)                                      1,560,128
   13,500   E.ON AG                                                      974,505
   10,000   Fresenius Medical Care AG(d)                                 742,584
   14,400   Linde AG                                                     794,177
   1,950    SAP AG                                                       325,749
   16,400   SAP AG (ADR)(d)                                              685,684
   14,000   Schering AG                                                  827,939
   21,200   Siemens AG                                                 1,529,041
                                                                     -----------
                                                                      10,041,211
                                                                     -----------
            Hong Kong -- 5.5%
  436,900   Esprit Holdings, Ltd.                                    $ 1,954,923
   85,200   HSBC Holdings PLC (Hong Kong)                              1,283,511
  106,000   Hutchison Whampoa, Ltd.                                      723,682
1,746,500   Johnson Electric Holdings, Ltd.                            1,768,959
  719,052   Shangri-La Asia, Ltd.                                        700,642
  127,000   Wing Hang Bank, Ltd.                                         753,888
                                                                     -----------
                                                                       7,185,605
                                                                     -----------
            Hungary -- 0.6%
   19,000   OTP Bank Rt (ADR) 144A (d)                                   783,750
                                                                     -----------
            India -- 0.6%
    8,400   Infosys Technologies, Ltd. (ADR)(d)                          779,268
                                                                     -----------
            Ireland -- 0.6%
   10,900   Bank of Ireland (Dublin)                                     145,934
   51,900   Bank of Ireland (London)                                     693,596
                                                                     -----------
                                                                         839,530
                                                                     -----------
            Israel -- 0.7%
   13,100   Teva Pharmaceutical Industries, Ltd. (ADR)(d)                881,499
                                                                     -----------
            Italy -- 3.1%
   68,700   Eni-Ente Nazionale Idrocarburi SpA(d)                      1,367,116
   33,200   Luxottica Group SpA (ADR)                                    561,080
   80,900   Saipem SpA                                                   737,868
  292,400   UniCredito Italiano SpA                                    1,447,544
                                                                     -----------
                                                                       4,113,608
                                                                     -----------
            Japan -- 17.9%
  105,000   Asahi Glass Co., Ltd.                                      1,095,106
   43,200   Canon, Inc.                                                2,282,564
   28,100   Denso Corp.                                                  655,860
   11,400   Fanuc, Ltd.                                                  681,957
   29,500   Fujisawa Pharmaceutical Co., Ltd.                            700,735
   15,300   Honda Motor Co., Ltd.                                        739,518
   25,000   Kao Corp.                                                    604,181
  296,000   Mazda Motor Corp.(d)                                       1,044,466
  137,000   NEC Corp.                                                    966,837
    7,500   Nidec Corp.                                                  770,503
   27,100   Nitto Denko Corp.                                          1,389,552
      640   NTT DoCoMo, Inc.                                           1,146,795
    6,200   ORIX Corp.                                                   712,153
    9,600   Rohm Co., Ltd.                                             1,152,088
   24,000   Seven-Eleven Japan Co., Ltd.                                 785,114
   89,000   Sharp Corp.                                                1,425,472
   53,000   Shiseido Co., Ltd.                                           669,653
   11,000   SMC Corp.                                                  1,192,741
   27,900   Sony Corp.                                                 1,053,701
      145   Sumitomo Mitsui Financial Group, Inc.(d)                     996,646
  203,000   Sumitomo Trust & Banking Co. (The), Ltd.(d)                1,449,400
   17,000   Takeda Chemical Industries, Ltd.                             748,266
   51,000   Tostem Inax Holding Corp.                                  1,103,653
                                                                     -----------
                                                                      23,366,961
                                                                     -----------
            Mexico -- 0.9%
   23,400   Cemex SA de CV (ADR)(d)                                      680,940
   16,000   Telefonos de Mexico SA de CV, Class L (ADR)                  532,320
                                                                     -----------
                                                                       1,213,260
                                                                     -----------
            Netherlands -- 4.9%
   29,569   ABN AMRO Holding NV                                          647,908
   19,200   Akzo Nobel NV                                                707,730
   36,300   European Aeronautic Defense and Space Co.(d)               1,012,724
   42,052   ING Groep NV                                               1,001,935

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
      Hansberger International Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of June 30, 2004 (unaudited)

 Shares   Description                                                Value (a)
--------------------------------------------------------------------------------
          Netherlands -- continued
 23,300   Koninklijke Philips Electronics NV                       $    628,732
 38,000   Koninklijke Philips Electronics NV (New York)               1,033,600
 10,100   Unilever NV (ADR)(d)                                          691,951
 21,490   VNU NV                                                        627,844
                                                                   ------------
                                                                      6,352,424
                                                                   ------------
          Republic of Korea -- 4.9%
 30,100   Kookmin Bank                                                  935,981
 31,600   Kookmin Bank (ADR)(d)                                         991,608
 28,800   LG Chemical, Ltd.                                             975,383
  2,500   Samsung Electronics Co., Ltd, (GDR), 144A(c)                  516,010
  4,100   Samsung Electronics Co., Ltd.                               1,693,980
  2,900   Shinsegae Co., Ltd.                                           698,311
 29,900   SK Telecom Co., Ltd. (ADR)(d)                                 627,601
                                                                   ------------
                                                                      6,438,874
                                                                   ------------
          Singapore -- 1.3%
118,800   DBS Group Holdings, Ltd.                                      995,820
107,600   Singapore Airlines, Ltd.                                      701,508
                                                                   ------------
                                                                      1,697,328
                                                                   ------------
          South Africa -- 0.5%
349,700   Old Mutual PLC                                                663,248
                                                                   ------------
          Spain -- 1.9%
 51,300   Banco Bilbao Vizcaya Argentaria SA                            686,828
 62,400   Telefonica Moviles SA                                         652,830
 78,213   Telefonica SA                                               1,158,734
                                                                   ------------
                                                                      2,498,392
                                                                   ------------
          Switzerland -- 5.0%
110,000   ABB, Ltd.(c)                                                  602,945
  4,700   Nestle SA(c)                                                1,256,141
  6,900   Nobel Biocare Holding AG                                    1,082,180
 40,400   Novartis AG                                                 1,786,109
  2,100   Swisscom AG                                                   695,687
 16,000   UBS AG                                                      1,129,871
                                                                   ------------
                                                                      6,552,933
                                                                   ------------
          Taiwan -- 1.1%
406,149   Taiwan Semiconductor Manufacturing Co., Ltd.                  585,570
 96,120   Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)            798,759
                                                                   ------------
                                                                      1,384,329
                                                                   ------------
          United Kingdom -- 19.2%
110,000   Amvescap PLC                                                  751,462
 21,400   AstraZeneca PLC (ADR)(d)                                      976,696
174,054   Barclays PLC                                                1,486,702
 79,011   BHP Billiton PLC                                              687,100
 19,900   BP PLC (ADR)                                                1,066,043
125,300   British Sky Broadcasting PLC                                1,417,901
103,000   Compass Group PLC                                             630,092
 66,255   GlaxoSmithKline PLC                                         1,360,871
 67,300   GUS PLC                                                     1,038,894
 59,645   HBOS PLC                                                      740,053
137,400   Kesa Electricals PLC                                          723,043
140,410   Kingfisher PLC                                                731,220
 91,781   Lloyds TSB Group PLC                                          720,507
 41,509   Reckitt Benckiser PLC                                       1,178,825
198,500   Rolls-Royce Group PLC                                         908,245
 63,030   Royal Bank of Scotland Group PLC                            1,820,967
346,600   Signet Group PLC                                              726,731
 91,100   Smith & Nephew PLC                                            981,170
 91,632   Standard Chartered PLC                                      1,494,520
374,554   Tesco PLC                                                   1,814,297
 79,400   Unilever PLC                                             $    788,710
703,816   Vodafone Group PLC                                          1,546,146
 34,300   Vodafone Group PLC (ADR)                                      758,030
 14,700   WPP Group PLC (ADR)                                           753,081
                                                                   ------------
                                                                     25,101,306
                                                                   ------------
          Total Common Stocks (Identified Cost $118,730,484)        128,504,394
                                                                   ------------

Preferred Stocks -- 1.2%
          Germany -- 1.2%
  1,290   Porsche AG                                                    869,061
 24,400   Volkswagen AG                                                 708,101
                                                                   ------------
          Total Preferred Stocks (Identified Cost $1,510,579)         1,577,162
                                                                   ------------

 Principal
  Amount
--------------------------------------------------------------------------------
Bonds and Notes -- 0.0%
             France -- 0.0%
     1,750   Axa SA, Zero Coupon Convertible Debt, 0.000%,
             12/21/2004, (c)                                             39,178
                                                                   ------------
             Total Bonds and Notes (Identified Cost $25,613)             39,178
                                                                   ------------

Short Term Investments -- 16.3%
$  599,390   Repurchase Agreement with Investors Bank & Trust
             Co. dated 6/30/2004 at 0.70% to be purchased at
             $599,402 on 7/01/2004, collateralized by $575,811
             Small Business Administration Bond, 4.5%, due
             1/25/2017 valued at $629,360                               599,390
 2,895,736   Bank of America, 1.50%, due 7/21/2004(e)                 2,895,736
   368,843   Bank of Montreal, 1.20%, due 7/23/2004(e)                  368,843
 1,206,556   Bank of Nova Scotia, 1.04%, due 7/06/2004(e)             1,206,556
 3,137,046   BGI Prime Money Market Fund(e)                           3,137,046
   965,245   BNP Paribas, 1.08%, due 7/02/2004(e)                       965,245
   965,245   BNP Paribas, 1.08%, due 7/29/2004(e)                       965,245
   482,623   Caylon, 1.04%, due 7/06/2004(e)                            482,623
   723,933   Caylon, 1.34%, due 8/24/2004(e)                            723,933
   65,253    Delaware Funding Corporation, 1.241%, due
             7/22/2004(e)                                                65,253
   482,623   Den Danske Bank, 1.03%, due 7/02/2004(e)                   482,623
   241,399   Fairway Finance, 1.281%, due 7/26/2004(e)                  241,399
   963,275   Fannie Mae, 1.131%, due 7/14/2004(e)                       963,275
   241,311   Fortis Bank, 1.19%, due 7/14/2004(e)                       241,311
   723,933   Greyhawk Funding, 1.221%, due 7/20/2004(e)                 723,933
   482,623   HBOS Halifax Bank of Scotland, 1.08%, due
             7/29/2004(e)                                               482,623
   572,303   Merrill Lynch Premier Institutional Fund(e)                572,303
 1,930,490   Merrimac Cash Fund-Premium Class(e)                      1,930,490
 1,204,472   Prefco, 1.111%, due 7/07/2004(e)                         1,204,472
   723,933   Royal Bank of Scotland, 1.05%, due 7/07/2004(e)            723,933
   482,623   Royal Bank of Scotland, 1.06%, due 7/30/2004(e)            482,623
   723,933   Sheffield Receivables Corp, 1.071%, due
             7/01/2004(e)                                               723,933
   482,623   Wells Fargo, 1.19%, due 7/19/2004(e)                       482,623
   723,933   Wells Fargo, 1.24%, due 7/26/2004(e)                       723,933
                                                                   ------------
             Total Short Term Investments (Identified Cost
             $21,389,344)                                            21,389,344
                                                                   ------------
             Total Investments -- 115.7%
             (Identified Cost $141,656,020) (b)                     151,510,078
             Other assets less liabilities                          (20,551,867)
                                                                   ------------
             Total Net Assets-- 100%                               $130,958,211
                                                                   ============

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
      Hansberger International Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of June 30, 2004 (unaudited)

(a)  See Note 2a of Notes to Financial Statements.
(b)  Federal Tax Information:

     At June 30, 2004, the net unrealized appreciation on investments based on cost of $141,656,020 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all investments
     in which there is an excess of value over tax cost             $12,710,754
     Aggregate gross unrealized depreciation for all investments
     in which there is an excess of tax cost over value              (2,856,696)
                                                                    -----------
     Net unrealized appreciation                                    $ 9,854,058
                                                                    ===========

     At December 31, 2003, the Fund had a capital loss carryover of approximately $33,932,986 of which $26,061,269 expires on December 31, 2009 and $7,871,717 expires on December 31, 2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c)  Non-income producing security.
(d)  All or a portion of this security was on loan to brokers at June 30, 2004.
(e)  Represents investments of securities lending collateral.

ADR/GDR - An American Depositary Receipt (ADR) or Global Depositary Receipt
     (GDR)is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,299,760 or 1.0% of net assets.

Industry Holdings at June 30, 2004 as a Percentage of Net Assets (unaudited)
----------------------------------------------------------------------------
   Financial Services                                                  19.3%
   Banking                                                             17.6
   Pharmaceuticals                                                      6.5
   Oil & Gas                                                            6.3
   Communications                                                       5.3
   Insurance                                                            4.3
   Semiconductors                                                       4.0
   Retailers                                                            3.7
   Automotive                                                           3.6
   Electrical Equipment                                                 3.4
   Medical Supplies                                                     3.3
   Electronics                                                          3.1
   Chemicals                                                            2.8
   Heavy Machinery                                                      2.8
   Beverages, Food & Tobacco                                            2.7
   Cosmetics & Personal Care                                            2.7
   Building Materials                                                   2.5
   Textiles, Clothing & Fabrics                                         2.0
   Other                                                               19.8

                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
         Harris Associates Focused Value Fund -- Schedule of Investments
--------------------------------------------------------------------------------

Investments as of June 30, 2004 (unaudited)

   Shares     Description                                            Value (a)
--------------------------------------------------------------------------------
Common Stocks -- 92.5% of Total Net Assets
              Aerospace & Defense -- 3.9%
    378,600   Raytheon Co.                                         $ 13,542,522
                                                                   ------------
              Automotive -- 2.5%
    497,800   AutoNation, Inc.(c)                                     8,512,380
                                                                   ------------
              Banking -- 14.7%
  1,314,000   Washington Mutual, Inc.                                50,772,960
                                                                   ------------
              Biotechnology -- 3.0%
    235,300   Chiron Corp.(c) (d)                                    10,503,792
                                                                   ------------
              Commercial Services -- 13.9%
    505,900   H&R Block, Inc.(d)                                     24,121,312
    108,500   Moody's Corp.                                           7,015,610
    503,000   RR Donnelley & Sons Co.                                16,609,060
                                                                   ------------
                                                                     47,745,982
                                                                   ------------
              Computers -- 4.0%
    525,900   SunGard Data Systems, Inc.(c)                          13,673,400
                                                                   ------------
              Media - Broadcasting & Publishing -- 10.7%
    181,400   Knight-Ridder, Inc.(d)                                 13,060,800
    851,200   Liberty Media Corp., Class A                            7,652,288
     42,560   Liberty Media International, Inc.-Class A(c)            1,578,976
    829,700   Time Warner, Inc.(c)                                   14,586,126
                                                                   ------------
                                                                     36,878,190
                                                                   ------------
              Oil & Gas -- 5.6%
    534,000   Burlington Resources, Inc.                             19,320,120
                                                                   ------------
              Pharmaceuticals -- 10.9%
    480,100   Bristol-Myers Squibb Co.                               11,762,450
    388,400   Hospira, Inc.(c)                                       10,719,840
    351,000   Omnicare, Inc.(d)                                      15,026,310
                                                                   ------------
                                                                     37,508,600
                                                                   ------------
              Restaurants -- 5.6%
    513,900   Yum! Brands, Inc.(c)                                   19,127,358
                                                                   ------------
              Retailers -- 4.3%
    611,900   TJX Cos., Inc.                                         14,771,266
                                                                   ------------
              Software -- 5.5%
    424,700   First Data Corp.                                       18,907,644
                                                                   ------------
              Telephone Systems -- 2.8%
    552,700   Sprint Corp. (FON Group)                                9,727,520
                                                                   ------------
              Textiles, Clothing & Fabrics -- 0.7%
    69,200    Liz Claiborne, Inc.                                     2,489,816
                                                                   ------------
              Tools -- 4.4%
    241,300   Black & Decker Corp.                                   14,991,969
                                                                   ------------
              Total Common Stocks (Identified Cost $261,818,763)    318,473,519
                                                                   ------------

Short Term Investments -- 14.5%
$26,946,106   Repurchase Agreement with Investors Bank & Trust
              Co. dated 6/30/2004 at 0.70% to be purchased at
              $26,946,630 on 7/01/2004, collateralized by
              $3,800,107 Federal National Mortgage Association
              Bond, 1.80%, due 3/25/2031 valued at $3,882,259
              and $24,345,284 Federal National Mortgage
              Association Bond, 1.8%, due 3/25/2031 valued at
              $24,411,240                                          $ 26,946,106
  3,221,088   Bank of America, 1.50%, due 7/21/2004(e)                3,221,088
    410,285   Bank of Montreal, 1.20%, due 7/23/2004(e)                 410,285
  1,342,120   Bank of Nova Scotia, 1.04%, due 7/06/2004(e)            1,342,120
  3,489,512   BGI Prime Money Market Fund(e)                          3,489,512
  1,073,696   BNP Paribas, 1.08%, due 7/02/2004(e)                    1,073,696
  1,073,696   BNP Paribas, 1.08%, due 7/29/2004(e)                    1,073,696
    536,848   Caylon, 1.04%, due 7/06/2004(e)                           536,848
    805,272   Caylon, 1.34%, due 8/24/2004(e)                           805,272
     72,585   Delaware Funding Corporation, 1.241%, due
              7/22/2004(e)                                               72,585
    536,848   Den Danske Bank, 1.03%, due 7/02/2004(e)                  536,848
    268,522   Fairway Finance, 1.281%, due 7/26/2004(e)                 268,522
  1,071,505   Fannie Mae, 1.131%, due 7/14/2004(e)                    1,071,505
    268,424   Fortis Bank, 1.19%, due 7/14/2004(e)                      268,424
    805,272   Greyhawk Funding, 1.221%, due 7/20/2004(e)                805,272
    536,848   HBOS Halifax Bank of Scotland, 1.08%, due
              7/29/2004(e)                                              536,848
    636,605   Merrill Lynch Premier Institutional Fund(e)               636,605
  2,147,392   Merrimac Cash Fund-Premium Class(e)                     2,147,392
  1,339,803   Prefco, 1.111%, due 7/07/2004(e)                        1,339,803
    805,272   Royal Bank of Scotland, 1.05%, due 7/07/2004(e)           805,272
    536,848   Royal Bank of Scotland, 1.06%, due 7/30/2004(e)           536,848
    805,272   Sheffield Receivables Corp, 1.071%, due
              7/01/2004(e)                                              805,272
    536,848   Wells Fargo, 1.19%, due 7/19/2004(e)                      536,848
    805,272   Wells Fargo, 1.24%, due 7/26/2004(e)                      805,272
                                                                   ------------
              Total Short Term Investments (Identified Cost
              $50,071,939)                                           50,071,939
                                                                   ------------
              Total Investments -- 107.0%
              (Identified Cost $311,890,702)(b)                     368,545,458
              Other assets less liabilities                         (24,061,457)
                                                                   ------------
              Total Net Assets -- 100%                             $344,484,001
                                                                   ============

(a)  See Note 2a of Notes to Financial Statements.
(b)  Federal Tax Information:

     At June 30, 2004, the net unrealized appreciation on investments based on cost of $3,111,890,702 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all investments
     in which there is an excess of value over tax cost             $56,819,450
     Aggregate gross unrealized depreciation for all investments
     in which there is an excess of tax cost over value                (164,694)
                                                                    -----------
     Net unrealized appreciation                                    $56,654,756
                                                                    ===========

     At December 31, 2003, the Fund had a capital loss carryover of approximately $21,372,149 of which $1,480,080 expires on December 31, 2009, $6,713,084 expires on December 31, 2010 and $13,178,985 expires on December 31, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c)  Non-income producing security.
(d)  All or a portion of this security was on loan to brokers at June 30, 2004.
(e)  Represents investments of securities lending collateral.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
           Harris Associates Large Cap Value Fund -- Schedule of Investments
--------------------------------------------------------------------------------

Investments as of June 30, 2004 (unaudited)

   Shares   Description                                               Value (a)
--------------------------------------------------------------------------------
Common Stocks -- 94.1% of Total Net Assets
            Advertising -- 1.7%
  446,900   Interpublic Group of Cos. (The), Inc.(c)                $  6,135,937
                                                                    ------------
            Aerospace & Defense -- 4.4%
  190,200   Honeywell International, Inc.                              6,967,026
  245,500   Raytheon Co.                                               8,781,535
                                                                    ------------
                                                                      15,748,561
                                                                    ------------
            Apparel Retailers -- 3.6%
  475,200   Gap (The), Inc.(d)                                        11,523,600
   71,800   Limited Brands                                             1,342,660
                                                                    ------------
                                                                      12,866,260
                                                                    ------------
            Automotive -- 0.6%
  32,400    Harley-Davidson, Inc.(d)                                   2,006,856
                                                                    ------------
            Banking -- 5.5%
  246,800   U.S. Bancorp                                               6,801,808
  334,300   Washington Mutual, Inc.                                   12,917,352
                                                                    ------------
                                                                      19,719,160
                                                                    ------------
            Beverages, Food & Tobacco -- 12.5%
  157,700   Anheuser-Busch Cos., Inc.                                  8,515,800
  198,800   Diageo PLC (ADR)(d)                                       10,884,300
  110,200   General Mills, Inc.                                        5,237,806
  168,000   H.J. Heinz Co.                                             6,585,600
  206,800   Kraft Foods, Inc., Class A(d)                              6,551,424
  101,700   Nestle SA (ADR)                                            6,903,294
                                                                    ------------
                                                                      44,678,224
                                                                    ------------
            Building Materials -- 7.3%
  388,600   Home Depot, Inc.                                          13,678,720
  398,600   Masco Corp.(d)                                            12,428,348
                                                                    ------------
                                                                      26,107,068
                                                                    ------------
            Entertainment & Leisure -- 3.7%
  134,700   Carnival Corp.                                             6,330,900
  265,500   Walt Disney Co. (The)                                      6,767,595
                                                                    ------------
                                                                      13,098,495
                                                                    ------------
            Environmental Control -- 3.2%
  371,900   Waste Management, Inc.                                    11,398,735
                                                                    ------------
            Financial Services -- 5.5%
  188,200   Citigroup, Inc.                                            8,751,300
  151,500   Fannie Mae                                                10,811,040
                                                                    ------------
                                                                      19,562,340
                                                                    ------------
            Food Retailers -- 1.4%
  276,000   Kroger Co. (The)(c) (d)                                    5,023,200
                                                                    ------------
            Household Products -- 4.7%
  123,200   Fortune Brands, Inc.                                       9,292,976
  136,900   Johnson & Johnson                                          7,625,330
                                                                    ------------
                                                                      16,918,306
                                                                    ------------
            Insurance -- 2.4%
   43,200   Aflac, Inc.                                                1,762,992
   91,300   MGIC Investment Corp.                                      6,926,018
                                                                    ------------
                                                                       8,689,010
                                                                    ------------
            Media - Broadcasting & Publishing -- 12.6%
  344,700   Comcast Corp., Special Class A(c)                          9,517,167
  376,718   DIRECTV Group (The), Inc.(c)                               6,441,878
1,254,700   Liberty Media Corp., Class A                              11,279,753
  730,600   Time Warner, Inc.(c)                                      12,843,948
  133,800   Viacom, Inc., Class B                                      4,779,336
                                                                    ------------
                                                                      44,862,082
                                                                    ------------
            Medical Supplies -- 2.1%
  103,600   Baxter International, Inc.                              $  3,575,236
   70,200   Guidant Corp.                                              3,922,776
                                                                    ------------
                                                                       7,498,012
                                                                    ------------
            Office & Business Equipment -- 2.8%
  690,000   Xerox Corp.(c) (d)                                        10,005,000
                                                                    ------------
            Oil & Gas -- 2.5%
  141,800   Burlington Resources, Inc.                                 5,130,324
   50,646   ConocoPhillips                                             3,863,783
                                                                    ------------
                                                                       8,994,107
                                                                    ------------
            Pharmaceuticals -- 6.9%
  189,500   Abbott Laboratories                                        7,724,020
  231,500   Bristol-Myers Squibb Co.                                   5,671,750
   74,400   Cardinal Health, Inc.(d)                                   5,211,720
  129,400   Merck & Co., Inc.                                          6,146,500
                                                                    ------------
                                                                      24,753,990
                                                                    ------------
            Restaurants -- 3.1%
  425,000   McDonald's Corp.                                          11,050,000
                                                                    ------------
            Retailers -- 3.8%
   96,100   Costco Wholesale Corp.                                     3,946,827
  155,200   Kohl's Corp.(c)                                            6,561,856
   56,400   Wal-Mart Stores, Inc.                                      2,975,664
                                                                    ------------
                                                                      13,484,347
                                                                    ------------
            Software -- 3.8%
  305,900   First Data Corp.                                          13,618,668
                                                                    ------------
            Total Common Stocks (Identified Cost $278,809,843)       336,218,358
                                                                    ------------

 Principal
   Amount
----------
Short Term Investments -- 15.8%
$18,953,083   Repurchase Agreement with Investors Bank & Trust
              Co. dated 6/30/2004 at 0.70% to be purchased at
              $18,953,452 on 7/01/2004, collateralized by
              $18,370,002 Small Business Administration Bond,
              4.05%, due 8/25/2028 valued at $19,900,737             18,953,083
  5,203,933   Bank of America, 1.50%, due 7/21/2004(e)                5,203,933
    662,849   Bank of Montreal, 1.20%, due 7/23/2004(e)                 662,849
  2,168,306   Bank of Nova Scotia, 1.04%, due 7/06/2004(e)            2,168,306
  5,637,596   BGI Prime Money Market Fund                             5,637,596
  1,734,644   BNP Paribas, 1.08%, due 7/02/2004(e)                    1,734,644
  1,734,644   BNP Paribas, 1.08%, due 7/29/2004(e)                    1,734,644
    867,322   Caylon, 1.04%, due 7/06/2004(e)                           867,322
  1,300,983   Caylon, 1.34%, due 8/24/2004(e)                         1,300,983
    117,267   Delaware Funding Corporation, 1.241%, due
              7/22/2004(e)                                              117,267
    867,322   Den Danske Bank, 1.03%, due 7/02/2004(e)                  867,322
    433,819   Fairway Finance, 1.281%, due 7/26/2004(e)                 433,819
  1,731,105   Fannie Mae, 1.131%, due 7/14/2004(e)                    1,731,105
    433,661   Fortis Bank, 1.19%, due 7/14/2004(e)                      433,661
  1,300,983   Greyhawk Funding, 1.221%, due 7/20/2004(e)              1,300,983
    867,322   HBOS Halifax Bank of Scotland, 1.08%, due
              7/29/2004(e)                                              867,322
  1,028,488   Merrill Lynch Premier Institutional Fund(e)             1,028,488
  3,469,289   Merrimac Cash Fund-Premium Class(e)                     3,469,289
  2,164,561   Prefco, 1.111%, due 7/07/2004(e)                        2,164,561
  1,300,983   Royal Bank of Scotland, 1.05%, due
              7/07/2004(e)                                            1,300,983
    867,322   Royal Bank of Scotland, 1.06%, due
              7/30/2004(e)                                              867,322
  1,300,983   Sheffield Receivables Corp, 1.071%, due
              7/01/2004(e)                                            1,300,983
    867,322   Wells Fargo, 1.19%, due 7/19/2004(e)                      867,322
  1,300,983   Wells Fargo, 1.24%, due 7/26/2004(e)                    1,300,983
                                                                   ------------
              Total Short Term Investments (Identified Cost
              $56,314,770)                                           56,314,770
                                                                   ------------

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                     Harris Associates Large Cap Value Fund
                       Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of June 30, 2004 (unaudited)

              Total Investments -- 109.9%
              (Identified Cost $335,124,613) (b)                   $392,533,128
              Other assets less liabilities                         (35,477,575)
                                                                   ------------
              Total Net Assets -- 100%                             $357,055,553
                                                                   ============

(a)  See Note 2a of Notes to Financial Statements.
(b)  Federal Tax Information:
     At June 30, 2004, the net unrealized appreciation on
     investments based on cost of $335,124,613 for federal
     income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all investments
     in which there is an excess of value over tax cost            $ 59,557,744
     Aggregate gross unrealized depreciation for all
     investments in which there is an excess of tax cost over
     value                                                           (2,149,229)
                                                                   ------------
     Net unrealized appreciation                                   $ 57,408,515
                                                                   ============

     At December 31, 2003, the Fund had a capital loss carryover of approximately $168,487,529 of which $15,926,671 expires on December 31, 2007, $34,642,742 expires on December 31, 2008 $83,318,807 expires on
     December 31, 2009, $24,633,843 expires on December 31, 2010 and $9,965,466 expires on December 31, 2011. These amounts, subject to limitations, may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c)  Non-income producing security.
(d)  All or a portion of this security was on loan to brokers at June 30, 2004.
(e)  Represents investments of securities lending collateral.

ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
         Vaughan Nelson Small Cap Value Fund -- Schedule of Investments
--------------------------------------------------------------------------------

Investments as of June 30, 2004 (unaudited)

   Shares     Description                                             Value (a)
--------------------------------------------------------------------------------
Common Stocks -- 94.6% of Total Net Assets
              Aerospace & Defense -- 6.2%
     30,125   Alliant Techsystems, Inc.(c) (d)                       $ 1,908,117
     57,450   DRS Technologies, Inc.(c)                                1,832,655
     59,275   Esterline Technologies Corp.(c)                          1,750,391
     39,050   Moog, Inc., Class A(c)                                   1,449,145
                                                                     -----------
                                                                       6,940,308
                                                                     -----------
              Automotive -- 2.5%
     62,525   Aftermarket Technology Corp.(c)                          1,031,662
     58,975   United Auto Group, Inc.                                  1,807,584
                                                                     -----------
                                                                       2,839,246
                                                                     -----------
              Banking -- 7.5%
     39,700   Chittenden Corp.                                         1,395,455
     48,951   MB Financial, Inc.                                       1,801,886
     54,775   Provident Bankshares Corp.                               1,579,711
    154,489   Sterling Bancshares, Inc.                                2,192,199
     83,250   Texas Capital Bancshares, Inc.(c)                        1,381,950
                                                                     -----------
                                                                       8,351,201
                                                                     -----------
              Building Materials -- 0.9%
    145,475   U.S. Concrete, Inc.(c)                                   1,025,599
                                                                     -----------
              Business Services -- 1.2%
    101,425   Cornell Companies, Inc.(c)                               1,379,380
                                                                     -----------
              Commercial Services -- 9.1%
     47,900   Consolidated Graphics, Inc.(c)                           2,109,995
    111,000   Dollar Thrifty Automotive Group, Inc.(c)                 3,045,840
    128,850   Healthcare Services Group, Inc.                          1,971,405
    218,175   Integrated Alarm Services Group, Inc. (c) (d)            1,178,145
     38,225   Monro Muffler, Inc.(c)                                     927,338
    109,575   Stewart Enterprises, Inc., Class A(c)                      891,940
                                                                     -----------
                                                                      10,124,663
                                                                     -----------
              Communications -- 0.8%
    105,625   Hypercom Corp.(c)                                          892,531
                                                                     -----------
              Computer Software & Processing -- 0.8%
    354,000   Kana Software Inc.(c)                                      842,520
                                                                     -----------
              Computers -- 1.0%
     47,175   Reynolds & Reynolds Co. (The), Class A                   1,091,158
                                                                     -----------
              Electrical Equipment -- 1.7%
     24,200   AZZ, Inc.(c)                                               367,840
    150,725   GrafTech International, Ltd.(c) (d)                      1,576,583
                                                                     -----------
                                                                       1,944,423
                                                                     -----------
              Electronics -- 1.1%
     53,300   MTS Systems Corp.                                        1,249,885
                                                                     -----------
              Entertainment & Leisure -- 2.7%
     64,300   K2, Inc.(c)                                              1,009,510
    113,025   Navigant International, Inc.(c) (d)                      2,010,715
                                                                     -----------
                                                                       3,020,225
                                                                     -----------
              Environmental Control -- 1.6%
    134,850   Allied Waste Industries, Inc.(c)                         1,777,323
                                                                     -----------
              Financial Services -- 3.6%
     53,925   Friedman, Billings, Ramsey Group, Inc., Class A          1,067,176
     61,925   MCG Capital Corp.                                          952,406
     73,375   Raymond James Financial, Inc.                            1,940,769
                                                                     -----------
                                                                       3,960,351
                                                                     -----------
              Health Care Providers -- 4.6%
     25,950   Pediatrix Medical Group, Inc.(c)                         1,812,607
     88,375   Triad Hospitals, Inc.(c)                                 3,290,201
                                                                     -----------
                                                                       5,102,808
                                                                     -----------
              Heavy Machinery -- 2.8%
     18,850   Briggs & Stratton Corp.                                $ 1,665,398
     34,525   Nordson Corp.                                            1,497,349
                                                                     -----------
                                                                       3,162,747
                                                                     -----------
              Home Construction, Furnishings & Appliances -- 1.1%
     92,175   Walter Industries, Inc.                                  1,255,424
                                                                     -----------
              Household Products -- 1.1%
     41,925   Yankee Candle Co. (The), Inc.(c)                         1,226,306
                                                                     -----------
              Insurance -- 4.6%
     56,075   HCC Insurance Holdings, Inc.                             1,873,466
     59,925   Infinity Property & Casualty Corp.                       1,977,525
    237,100   Meadowbrook Insurance Group, Inc.(c)                     1,256,630
                                                                     -----------
                                                                       5,107,621
                                                                     -----------
              Investment Companies -- 4.7%
     30,150   iShares Russell 2000 Value Index Fund(d)                 5,194,845
                                                                     -----------
              Lodging -- 2.3%
    162,475   La Quinta Corp.(c)                                       1,364,790
     17,200   Mandalay Resort Group                                    1,180,608
                                                                     -----------
                                                                       2,545,398
                                                                     -----------
              Media - Broadcasting & Publishing -- 1.3%
     74,925   Journal Register Co.(c)                                  1,498,500
                                                                     -----------
              Metals -- 2.1%
     77,475   Allegheny Technologies, Inc.(d)                          1,398,424
     34,850   Steel Dynamics, Inc.(c)                                    997,756
                                                                     -----------
                                                                       2,396,180
                                                                     -----------
              Oil & Gas -- 10.0%
     63,075   Equitable Resources, Inc.(d)                             3,261,608
     72,925   Oil States International, Inc.(c)                        1,115,753
     23,400   Quicksilver Resources, Inc.(c) (d)                       1,569,438
      4,975   Range Resources Corp.                                       72,635
     73,950   Southwestern Energy Co.(c) (d)                           2,120,147
     20,125   Ultra Petroleum Corp.(c)                                   751,266
    149,025   Willbros Group, Inc.(c) (d)                              2,245,807
                                                                     -----------
                                                                      11,136,654
                                                                     -----------
              Railroads & Equipment -- 1.4%
     63,775   Genesee & Wyoming, Inc.(c)                               1,511,468
                                                                     -----------
              REITs - Hotels -- 2.7%
    181,150   Ashford Hospitality Trust, Inc.                          1,512,603
    153,300   Highland Hospitality Corp.                               1,540,665
                                                                     -----------
                                                                       3,053,268
                                                                     -----------
              REITs - Mortgage -- 1.5%
     65,400   American Home Mortgage Investment Corp.                  1,695,822
                                                                     -----------
              REITs - Office Buildings -- 1.3%
    101,425   American Financial Realty Trust(d)                       1,449,363
                                                                     -----------
              Restaurants -- 1.5%
     56,025   Triarc Cos., Inc., Class A                                 578,738
    112,125   Triarc Cos., Inc., Class B                               1,140,311
                                                                     -----------
                                                                       1,719,049
                                                                     -----------
              Retailers -- 6.1%
     56,100   PEP Boys-Manny, Moe & Jack Corp.(d)                      1,422,135
     64,525   Regis Corp.                                              2,877,170
     25,900   Sports Authority (The), Inc.(c)                            929,810
     57,950   Zale Corp.(c)                                            1,579,717
                                                                     -----------
                                                                       6,808,832
                                                                     -----------
              Semiconductors -- 1.3%
    128,000   Entegris, Inc.(c)                                        1,480,960
                                                                     -----------

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       Vaughan Nelson Small Cap Value Fund
                       Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of June 30, 2004 (unaudited)

  Shares     Description                                             Value (a)
--------------------------------------------------------------------------------
             Software -- 1.3%
    57,775   Inter-Tel, Inc.                                       $  1,442,642
                                                                   -------------
             Transportation -- 2.2%
    28,500   Landstar System, Inc.(c)                                 1,506,795
    67,325   RailAmerica, Inc.(c)                                       982,945
                                                                   ------------
                                                                      2,489,740
                                                                   ------------
             Total Common Stocks (Identified Cost $100,729,937)     105,716,440
                                                                   ------------

Principal
  Amount
---------
Short Term Investments -- 20.5%
$6,037,234   Repurchase Agreement with Investors Bank &
             Trust Co. dated 6/30/2004 at 0.70% to be purchased
             at $6,037,351 on 7/01/2004, collateralized by
             $6,256,135 Federal National Mortgage Association
             Bond, 5.15%, due 5/01/2032
             valued at $6,339,096                                     6,037,234
 2,349,470   Bank of America, 1.50%, due 7/21/2004(e)                 2,349,470
   299,263   Bank of Montreal, 1.20%, due 7/23/2004(e)                  299,263
   978,946   Bank of Nova Scotia, 1.04%, due 7/06/2004(e)               978,946
 2,545,257   BGI Prime Money Market Fund(e)                           2,545,257
   783,157   BNP Paribas, 1.08%, due 7/02/2004(e)                       783,157
   783,157   BNP Paribas, 1.08%, due 7/29/2004(e)                       783,157
   391,579   Caylon, 1.04%, due 7/06/2004(e)                            391,579
   587,367   Caylon, 1.34%, due 8/24/2004(e)                            587,367
    52,943   Delaware Funding Corporation, 1.241%, due
             7/22/2004(e)                                                52,943
   391,579   Den Danske Bank, 1.03%, due 7/02/2004(e)                   391,579
   195,861   Fairway Finance, 1.281%, due 7/26/2004(e)                  195,861
   781,559   Fannie Mae, 1.131%, due 7/14/2004(e)                       781,559
   195,789   Fortis Bank, 1.19%, due 7/14/2004(e)                       195,789
   587,367   Greyhawk Funding, 1.221%, due 7/20/2004(e)                 587,367
   391,579   HBOS Halifax Bank of Scotland, 1.08%, due
             7/29/2004(e)                                               391,579
   464,341   Merrill Lynch Premier Institutional Fund(e)                464,341
 1,566,313   Merrimac Cash Fund-Premium Class(e)                      1,566,313
   977,255   Prefco, 1.111%, due 7/07/2004(e)                           977,255
   587,367   Royal Bank of Scotland, 1.05%, due 7/07/2004(e)            587,367
   391,579   Royal Bank of Scotland, 1.06%, due 7/30/2004(e)            391,579
   587,367   Sheffield Receivables Corp, 1.071%, due
             7/01/2004(e)                                               587,367
   391,579   Wells Fargo, 1.19%, due 7/19/2004(e)                       391,579
   587,367   Wells Fargo, 1.24%, due 7/26/2004(e)                       587,367
                                                                   ------------
             Total Short Term Investments (Identified Cost
             $22,905,275)                                            22,905,275
                                                                   ------------
             Total Investments -- 115.1%
             (Identified Cost $123,635,212) (b)                     128,621,715
             Other assets less liabilities                          (16,913,747)
                                                                   ------------
             Total Net Assets -- 100%                              $111,707,968
                                                                   ============

(a)  See Note 2a of Notes to Financial Statements.
(b)  Federal Tax Information:
     At June 30, 2004, the net unrealized appreciation on
     investments based on cost of $123,635,212 for federal
     income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all
     investments in which there is an excess of value over
     tax cost                                                      $  8,702,560
     Aggregate gross unrealized depreciation for all
     investments in which
     there is an excess of tax cost over value                       (3,716,057)
                                                                   ------------
     Net unrealized appreciation                                   $  4,986,503
                                                                   ============

     At December 31, 2003, the Fund had a capital loss carryover of approximately $61,631,063 of which $34,341,113 expires on December 31, 2009 and $27,289,950 expires on December 31, 2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c)  Non-income producing security.
(d)  All or a portion of this security was on loan to brokers at June 30, 2004.
(e)  Represents investments of securities lending collateral.
REITs Real Estate Investment Trusts

                 See accomanying notes to financial statements.

--------------------------------------------------------------------------------
             Westpeak Capital Growth Fund -- Schedule of Investments
--------------------------------------------------------------------------------

Investments as of June 30, 2004 (unaudited)

 Shares   Description                                                  Value (a)
--------------------------------------------------------------------------------
Common Stocks -- 98.6% of Total Net Assets
          Apparel Retailers -- 1.5%
 46,400   Gap (The), Inc.(c)                                          $1,125,200
                                                                      ----------
          Banking -- 0.8%
 10,200   Wells Fargo & Co.                                              583,746
                                                                      ----------
          Beverages, Food & Tobacco -- 7.1%
  6,400   Altria Group, Inc.                                             320,320
 19,200   Anheuser-Busch Cos., Inc.                                    1,036,800
 11,900   Coca-Cola Co. (The)                                            600,712
 40,600   H.J. Heinz Co.                                               1,591,520
 31,100   Pepsi Bottling Group, Inc.                                     949,794
 15,600   PepsiCo, Inc.                                                  840,528
                                                                      ----------
                                                                       5,339,674
                                                                      ----------
          Biotechnology -- 2.2%
 15,500   Amgen, Inc.(d)                                                 845,835
 11,200   Invitrogen Corp.(d)                                            806,288
                                                                      ----------
                                                                       1,652,123
                                                                      ----------
          Building Materials -- 3.4%
 72,050   Home Depot, Inc.                                             2,536,160
                                                                      ----------
          Chemicals -- 0.6%
  7,800   Sigma - Aldrich Corp.(c)                                       464,958
                                                                      ----------
          Commercial Services -- 3.1%
 24,400   Convergys Corp.(d)                                             375,760
 20,800   Equifax, Inc.                                                  514,800
 47,800   Rent-A-Center, Inc.(d)                                       1,430,654
                                                                      ----------
                                                                       2,321,214
                                                                      ----------
          Communications -- 7.8%
 32,600   Boston Communications Group(d)                                 334,150
152,200   Cisco Systems, Inc.(d)                                       3,607,140
 55,000   Polycom, Inc.(d)                                             1,232,550
  9,100   QUALCOMM, Inc.                                                 664,118
                                                                      ----------
                                                                       5,837,958
                                                                      ----------
          Computers -- 3.2%
 27,600   International Business Machines Corp.                        2,432,940
                                                                      ----------
          Cosmetics & Personal Care -- 2.5%
 22,200   Estee Lauder Cos. (The), Inc., Class A                       1,082,916
 18,700   Gillette Co. (The)                                             792,880
                                                                      ----------
                                                                       1,875,796
                                                                      ----------
          Electrical Equipment -- 1.8%
 30,100   Energizer Holdings, Inc.(d)                                  1,354,500
                                                                      ----------
          Electronics -- 1.1%
 38,800   Applera Corp. - Applied Biosystems Group                       843,900
                                                                      ----------
          Financial Services -- 5.5%
  5,200   Capital One Financial Corp.                                    355,576
 10,200   CompuCredit Corp.(d)                                           176,460
 29,100   Fannie Mae(c)                                                2,076,576
 19,200   MBNA Corp.                                                     495,168
 22,500   New Century Financial Corp.(c)                               1,053,450
                                                                      ----------
                                                                       4,157,230
                                                                      ----------
          Health Care Providers -- 3.0%
  6,300   Coventry Health Care, Inc.(d)                                  308,070
 30,800   UnitedHealth Group, Inc.                                     1,917,300
                                                                      ----------
                                                                       2,225,370
                                                                      ----------
          Healthcare-Services -- 1.2%
 23,100   Laboratory Corp. of America Holdings(d)                        917,070
                                                                      ----------
          Household Products -- 4.2%
 57,000   Johnson & Johnson                                           $3,174,900
                                                                      ----------
          Industrial - Diversified -- 3.9%
 89,800   General Electric Co.                                         2,909,520
                                                                      ----------
          Insurance -- 1.8%
 14,300   AMBAC Financial Group, Inc.(c)                               1,050,192
  4,500   American International Group, Inc.                             320,760
                                                                      ----------
                                                                       1,370,952
                                                                      ----------
          Internet -- 2.5%
 19,800   Infospace, Inc.(d)                                             753,192
 19,700   Symantec Corp.(d)                                              862,466
  6,600   Yahoo!, Inc.(d)                                                239,778
                                                                      ----------
                                                                       1,855,436
                                                                      ----------
          Lodging -- 0.9%
 11,900   Harrah's Entertainment, Inc.                                   643,790
                                                                      ----------
          Media - Broadcasting & Publishing -- 2.6%
 10,800   McGraw-Hill Cos. (The), Inc.                                   826,956
 31,200   Viacom, Inc., Class B                                        1,114,464
                                                                      ----------
                                                                       1,941,420
                                                                      ----------
          Medical Supplies -- 4.1%
 32,200   Becton, Dickinson & Co.(c)                                   1,667,960
  5,800   Boston Scientific Corp.(d)                                     248,240
 10,200   Hillenbrand Industries, Inc.                                   616,590
  7,000   St. Jude Medical, Inc.(d)                                      529,550
                                                                      ----------
                                                                       3,062,340
                                                                      ----------
          Mining -- 0.3%
  6,800   Freeport-McMoran Copper & Gold, Inc.,                          225,420
                                                                      ----------
          Class B(c)
          Oil & Gas -- 1.8%
 12,800   Anadarko Petroleum Corp.                                       750,080
 15,900   Baker Hughes, Inc.                                             598,635
                                                                      ----------
                                                                       1,348,715
                                                                      ----------
          Pharmaceuticals -- 12.1%
 42,200   Abbott Laboratories                                          1,720,072
  5,790   Hospira, Inc.(d)                                               159,804
 44,400   Merck & Co., Inc.                                            2,109,000
148,950   Pfizer, Inc.                                                 5,106,006
                                                                      ----------
                                                                       9,094,882
                                                                      ----------
          Retailers -- 1.1%
 12,000   RadioShack Corp.                                               343,560
  9,500   Wal-Mart Stores, Inc.                                          501,220
                                                                      ----------
                                                                         844,780
                                                                      ----------
          Semiconductors -- 7.3%
 28,000   Altera Corp.(c) (d)                                            622,160
 28,500   Applied Materials, Inc.(d)                                     559,170
139,400   Intel Corp.                                                  3,847,440
 18,000   Texas Instruments, Inc.                                        435,240
                                                                      ----------
                                                                       5,464,010
                                                                      ----------
          Software -- 9.0%
 32,500   Automatic Data Processing, Inc.                              1,361,100
 11,400   Citrix Systems, Inc.(d)                                        232,104
  9,700   IMS Health, Inc.                                               227,368
173,100   Microsoft Corp.                                              4,943,736
                                                                      ----------
                                                                       6,764,308
                                                                      ----------
          Telephone Systems -- 0.2%
  7,200   Nextel Communications, Inc., Class A(d)                        191,952
                                                                      ----------

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
       Westpeak Capital Growth Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of June 30, 2004 (unaudited)

  Shares     Description                                              Value (a)
--------------------------------------------------------------------------------
             Tools -- 1.5%
    17,900   Black & Decker Corp.(c)                                $ 1,112,127
                                                                    -----------
             Transportation -- 0.5%
     4,300   FedEx Corp.                                                351,267
                                                                    -----------
             Total Common Stocks (Identified Cost $76,321,948)       74,023,658
                                                                    -----------

 Principal
  Amount
----------
Short Term Investments -- 11.6%
$  640,508   Repurchase Agreement with Investors Bank &
             Trust Co. dated 6/30/2004 at 0.70% to be purchased
             at $640,520 on 7/01/2004, collateralized by $672,075
             Countrywide Home Loans Bond, 1.85%, due 4/25/2033
             valued at $672,533                                         640,508
 1,123,349   Bank of America, 1.50%, due 7/21/2004(e)                 1,123,349
   143,087   Bank of Montreal, 1.20%, due 7/23/2004(e)                  143,087
   468,062   Bank of Nova Scotia, 1.04%, due 7/06/2004(e)               468,062
 1,216,957   BGI Prime Money Market Fund(e)                           1,216,957
   374,450   BNP Paribas, 1.08%, due 7/02/2004(e)                       374,450
   374,450   BNP Paribas, 1.08%, due 7/29/2004(e)                       374,450
   187,225   Caylon, 1.04%, due 7/06/2004(e)                            187,225
   280,837   Caylon, 1.34%, due 8/24/2004(e)                            280,837
    25,314   Delaware Funding Corporation, 1.241%, due
             7/22/2004(e)                                                25,314
   187,225   Den Danske Bank, 1.03%, due 7/02/2004(e)                   187,225
    93,647   Fairway Finance, 1.281%, due 7/26/2004(e)                   93,647
   373,686   Fannie Mae, 1.131%, due 7/14/2004(e)                       373,686
    93,612   Fortis Bank, 1.19%, due 7/14/2004(e)                        93,612
   280,837   Greyhawk Funding, 1.221%, due 7/20/2004(e)                 280,837
   187,225   HBOS Halifax Bank of Scotland, 1.08%, due
             7/29/2004(e)                                               187,225
   222,015   Merrill Lynch Premier Institutional Fund(e)                222,015
   748,899   Merrimac Cash Fund-Premium Class(e)                        748,899
   467,254   Prefco, 1.111%, due 7/07/2004(e)                           467,254
   280,837   Royal Bank of Scotland, 1.05%, due 7/07/2004(e)            280,837
   187,225   Royal Bank of Scotland, 1.06%, due 7/30/2004(e)            187,225
   280,837   Sheffield Receivables Corp, 1.071%, due 7/01/2004(e)       280,837
   187,225   Wells Fargo, 1.19%, due 7/19/2004(e)                       187,225
   280,837   Wells Fargo, 1.24%, due 7/26/2004(e)                       280,837
                                                                    -----------
             Total Short Term Investments (Identified Cost
             $8,705,600)                                              8,705,600
                                                                    -----------
             Total Investments -- 110.2%
             (Identified Cost $85,027,548) (b)                       82,729,258
             Other assets less liabilities                           (7,682,243)
                                                                    -----------
             Total Net Assets -- 100%                               $75,047,015
                                                                    -----------

(a)  See Note 2a of Notes to Financial Statements.
(b)  Federal Tax Information:
     At June 30, 2004, the net unrealized depreciation on
     investments based on cost of $85,027,548 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all investments
     in which there is an excess of value over tax cost             $ 5,031,114
     Aggregate gross unrealized depreciation for all investments
     in which there is an excess of tax cost over value              (7,329,404)
                                                                    -----------
     Net unrealized depreciation                                    $(2,298,290)
                                                                    ===========

     At December 31, 2003, the Fund had a capital loss carryover of approximately $57,629,674 of which $26,648,714 expires on December 31, 2009, $26,883,047 expires on December 31, 2010 and $4,097,913 expires on
     December 31, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c)  All or a portion of this security was on loan to brokers at June 30, 2004.
(d)  Non-income producing security.
(e)  Represents investments of securities lending collateral.

                 See accompanying notes to financial statements.

                       Statements of Assets & Liabilities

June 30, 2004 (unaudited)

                                                         CGM Advisor       Hansberger    Harris Associates   Harris Associates
                                                       Targeted Equity   International     Focused Value      Large Cap Value
                                                             Fund            Fund              Fund                 Fund
                                                       ---------------   -------------   -----------------   -----------------
ASSETS
   Investments at cost                                  $ 699,634,050     $141,656,020      $311,890,702       $ 335,124,613
   Net unrealized appreciation (depreciation)             125,984,007        9,854,058        56,654,756          57,408,515
                                                        -------------     ------------      ------------       -------------
      Investments at value                                825,618,057      151,510,078       368,545,458         392,533,128
   Receivable for Fund shares sold                             94,788          230,609           852,138             428,138
   Receivable for securities sold                          49,417,606          671,836                --           2,211,195
   Dividends and interest receivable                        1,380,725          272,089           347,540             291,230
   Tax reclaims receivable                                     42,850           53,277                --                  --
   Securities lending income receivable                       104,650           12,849             4,020              11,985
                                                        -------------     ------------      ------------       -------------
      TOTAL ASSETS                                        876,658,676      152,750,738       369,749,156         395,475,676
                                                        -------------     ------------      ------------       -------------
LIABILITIES
   Collateral on securities loaned, at value               83,018,909       20,789,954        23,125,833          37,361,687
   Payable for securities purchased                        46,928,983          654,998           591,920                  --
   Payable for Fund shares redeemed                         1,196,981           71,985         1,009,062             556,634
   Management fees payable                                    425,622           84,698           283,719             121,733
   Deferred Trustees' fees                                    468,671           56,444            26,389             185,497
   Transfer agent fees payable                                205,415           60,455           108,977             100,865
   Accounting and administrative fees payable                  49,126            8,301            18,149              19,292
   Deferred expense payable                                        --               --            36,348                  --
   Other accounts payable and accrued expenses                140,907           65,692            64,758              74,415
                                                        -------------     ------------      ------------       -------------
      TOTAL LIABILITIES                                   132,434,614       21,792,527        25,265,155          38,420,123
                                                        -------------     ------------      ------------       -------------
NET ASSETS                                              $ 744,224,062     $130,958,211      $344,484,001       $ 357,055,553
                                                        =============     ============      ============       =============
NET ASSETS CONSIST OF:
   Paid in capital                                      $ 858,008,701     $135,663,150      $309,676,072       $ 413,771,418
   Undistributed (overdistributed) net
   investment income (loss)                                   576,642          (46,947)       (1,281,036)           (304,323)
   Accumulated net realized gain (loss)                  (240,345,288)     (14,513,675)      (20,565,791)       (113,820,057)
   Net unrealized appreciation (depreciation) on
   investments and foreign currency translations          125,984,007        9,855,683        56,654,756          57,408,515
                                                        -------------     ------------      ------------       -------------
NET ASSETS                                              $ 744,224,062     $130,958,211      $344,484,001       $ 357,055,553
                                                        =============     ============      ============       =============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
   Class A shares:
      Net assets                                        $ 678,530,599     $ 65,912,468      $103,086,419       $ 221,106,994
                                                        =============     ============      ============       =============
      Shares of beneficial interest                        82,846,323        4,306,479         8,656,934          17,509,478
                                                        =============     ============      ============       =============
      Net asset value and redemption price per share    $        8.19     $      15.31      $      11.91       $       12.63
                                                        =============     ============      ============       =============
      Offering price per share                          $        8.69     $      16.24      $      12.64       $       13.40
                                                        =============     ============      ============       =============
   Class B shares: (redemption price is equal to
      net asset value less any applicable contingent
      deferred sales charges)
      Net assets                                        $  54,884,601     $ 50,403,914      $106,273,415       $  84,525,349
                                                        =============     ============      ============       =============
      Shares of beneficial interest                         7,145,365        3,543,254         9,147,374           7,068,530
                                                        =============     ============      ============       =============
      Net asset value and offering price per share      $        7.68     $      14.23      $      11.62       $       11.96
                                                        =============     ============      ============       =============
   Class C shares: (redemption price is equal to
      net asset value less any applicable contingent
      deferred sales charges)
      Net assets                                        $   2,725,696     $ 14,641,829      $135,124,167       $  22,874,039
                                                        =============     ============      ============       =============
      Shares of beneficial interest                           354,988        1,028,914        11,628,799           1,915,268
                                                        =============     ============      ============       =============
      Net asset value and offering price per share      $        7.68     $      14.23      $      11.62       $       11.94
                                                        =============     ============      ============       =============
   Class Y shares:
      Net assets                                        $   8,083,166     $         --      $         --       $  28,549,171
                                                        =============     ============      ============       =============
      Shares of beneficial interest                           968,859               --                --           2,204,280
                                                        =============     ============      ============       =============
      Net asset value, offering and
      redemption price per share                        $        8.34     $         --      $         --       $       12.95
                                                        =============     ============      ============       =============

                                 See accompanying notes to financial statements.

 Vaughan Nelson      Westpeak
Small Cap Value   Capital Growth
      Fund              Fund
---------------   --------------

  $123,635,212     $ 85,027,548
     4,986,503       (2,298,290)
  ------------     ------------
   128,621,715       82,729,258
        72,206            8,572
       118,633          573,794
       159,676           72,932
            30               --
         4,149            1,547
  ------------     ------------
   128,976,409       83,386,103
  ------------     ------------

    16,868,041        8,065,092
            --               --
       139,481           73,489
        80,582           46,169
        61,196           65,191
        58,599           38,202
         6,290            4,169
            --               --
        54,252           46,776
  ------------     ------------
    17,268,441        8,339,088
  ------------     ------------
  $111,707,968     $ 75,047,015
  ============     ============

  $151,192,268     $132,697,186

      (895,403)        (404,797)
   (43,575,400)     (54,947,084)

     4,986,503       (2,298,290)
  ------------     ------------
  $111,707,968     $ 75,047,015
  ============     ============


  $ 45,231,044     $ 59,858,510
  ============     ============
     3,101,616        5,479,458
  ============     ============
  $      14.58     $      10.92
  ============     ============
  $      15.47     $      11.59
  ============     ============



  $ 54,373,577     $ 14,109,464
  ============     ============
     3,986,062        1,480,294
  ============     ============
  $      13.64     $       9.53
  ============     ============



  $ 12,103,347     $  1,079,041
  ============     ============
       886,799          113,416
  ============     ============
  $      13.65     $       9.51
  ============     ============

  $        --      $         --
  ============     ============
           --                --
  ============     ============

  $        --      $         --
  ============     ============

                            Statements of Operations

For the Six Months Ended June 30, 2004 (unaudited)

                                                              CGM Advisor       Hansberger    Harris Associates   Harris Associates
                                                            Targeted Equity   International     Focused Value      Large Cap Value
                                                                 Fund              Fund             Fund                 Fund
                                                            ---------------   -------------   -----------------   -----------------
INVESTMENT INCOME
   Dividends                                                   $  6,281,236    $  1,962,599         $ 2,458,410         $ 2,372,917
   Interest                                                          15,526           6,292              39,501              29,104
   Securities lending income                                        277,257          53,728              14,917              22,850
   Less net foreign taxes withheld                                 (364,509)       (268,224)                 --                  --
                                                               ------------    ------------         -----------         -----------
                                                                  6,209,510       1,754,395           2,512,828           2,424,871
                                                               ------------    ------------         -----------         -----------
   Expenses
      Management fees                                             2,693,437         584,216           1,697,443           1,192,903
      Service fees - Class A                                        885,446          78,276             125,851             273,283
      Service and distribution fees - Class B                       280,851         280,392             536,942             436,392
      Service and distribution fees - Class C                        13,535          67,310             657,096              97,520
      Trustees' fees and expenses                                    40,885           8,329              12,366              18,910
      Accounting and administrative                                 262,087          42,950             110,620             115,283
      Custodian                                                      64,251          90,360              28,017              33,437
      Transfer agent fees - Class A, Class B, Class C             1,258,121         313,927             506,208             634,907
      Transfer agent fees - Class Y                                   9,619              --                  --              18,996
      Audit and tax services                                         13,431          18,157              11,389              11,669
      Legal                                                          25,472           4,868              10,654              10,504
      Shareholder reporting                                          67,177          25,096              34,223              41,233
      Registration                                                   38,435          24,818              20,999              32,224
      Deferred expense reimbursement                                     --              --              12,846                  --
      Miscellaneous                                                  33,634           7,229              17,134              17,025
                                                               ------------    ------------         -----------         -----------
   Total expenses before reductions                               5,686,381       1,545,928           3,781,788           2,934,286
                                                               ------------    ------------         -----------         -----------
      Less reimbursement/waiver                                          --         (11,186)                 --            (289,886)
      Less reductions                                              (404,500)        (13,647)             (7,777)             (9,870)
                                                               ------------    ------------         -----------         -----------
   Net expenses                                                   5,281,881       1,521,095           3,774,011           2,634,530
                                                               ------------    ------------         -----------         -----------
   Net investment income (loss)                                     927,629         233,300          (1,261,183)           (209,659)
                                                               ------------    ------------         -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS
   Realized gain (loss) on:
      Investments - net                                          88,107,957      21,104,353             874,757           8,006,023
      Foreign currency transactions - net                                --        (353,619)                 --                  --
   Change in unrealized appreciation (depreciation) on:
      Investments - net                                         (65,402,272)    (19,147,006)          2,553,205           2,650,797
      Foreign currency translations - net                                --          (5,940)                 --                  --
                                                               ------------    ------------         -----------         -----------
   Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                             22,705,685       1,597,788           3,427,962          10,656,820
                                                               ------------    ------------         -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                             $ 23,633,314    $  1,831,088         $ 2,166,779         $10,447,161
                                                               ============    ============         ===========         ===========

                                 See accompanying notes to financial statements.

 Vaughan Nelson      Westpeak
Small Cap Value   Capital Growth
      Fund             Fund
---------------   --------------
 $    475,227      $   416,386
       11,284            2,151
       19,516            2,238
 ------------      -----------
      506,027          420,775
 ------------      -----------

      534,789          291,716
       56,810           76,915
      274,453           75,663
       60,449            5,632
        8,040            7,357
       37,072           25,497
       39,853           23,858
      296,262          211,451
 ------------      -----------
       17,811           11,566
        4,060            3,019
       26,863           17,417
       27,925           21,738
 ------------      -----------
       10,152            7,707
    1,394,539          779,536
           --               --
      (33,515)         (14,290)
 ------------      -----------
    1,361,024          765,246
 ------------      -----------
     (854,997)        (344,471)
 ------------      -----------
   18,501,468        2,838,623
         (273)              --

  (12,858,388)      (2,160,035)
           --               --
 ------------      -----------
    5,642,807          678,588
 ------------      -----------
 $  4,787,810      $   334,117
 ============      ===========

--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                             CGM Advisor                 Hansberger International
                                                        Targeted Equity Fund                       Fund
                                                  --------------------------------   --------------------------------
                                                  Six Months Ended                   Six Months Ended
                                                      June 30,         Year Ended        June 30,         Year Ended
                                                        2004          December 31,         2004          December 31,
                                                     (unaudited)          2003          (unaudited)          2003
                                                  ----------------   -------------   ----------------   -------------
FROM OPERATIONS:
   Net investment income (loss)                     $    927,629     $  (3,122,630)   $     233,300     $    (860,042)
   Net realized gain (loss) on investments
      and foreign currency transactions               88,107,957       106,028,525       20,750,734         4,108,518
   Net change in unrealized appreciation
      (depreciation) on investments and foreign
      currency translations                          (65,402,272)      147,570,284      (19,152,946)       34,846,636
                                                    ------------     -------------    -------------     -------------
   Increase (decrease) in net assets resulting
      from operations                                 23,633,314       250,476,179        1,831,088        38,095,112
                                                    ------------     -------------    -------------     -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
                                                              --                --               --                --
                                                    ------------     -------------    -------------     -------------
INCREASE (DECREASE) IN NET ASSETS
      DERIVED FROM CAPITAL SHARE TRANSACTIONS        (70,925,011)     (115,291,688)      (3,488,320)      (19,850,820)
                                                    ------------     -------------    -------------     -------------
   Redemption fees
      Class A                                                460                --               52                --
      Class B                                                 37                --               42                --
      Class C                                                  2                --               12                --
      Class Y                                                  5                --               --                --
                                                    ------------     -------------    -------------     -------------
   Total increase (decrease) in net assets           (47,291,193)      135,184,491       (1,657,126)       18,244,292

NET ASSETS
   Beginning of period                               791,515,255       656,330,764      132,615,337       114,371,045
                                                    ------------     -------------    -------------     -------------
   End of period                                    $744,224,062     $ 791,515,255    $ 130,958,211     $ 132,615,337
                                                    ============     =============    =============     =============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT
      INCOME (LOSS)                                 $    576,642     $    (350,987)   $     (46,947)    $    (280,247)
                                                    ============     =============    =============     =============

                 See accompanying notes to financial statements.

       Harris Associates               Harris Associates                Vaughan Nelson                     Westpeak
      Focused Value Fund             Large Cap Value Fund            Small Cap Value Fund             Capital Growth Fund
------------------------------  ------------------------------  ------------------------------  ------------------------------
Six Months Ended                Six Months Ended                Six Months Ended                Six Months Ended
    June 30,       Year Ended       June 30,       Year Ended       June 30,       Year Ended       June 30,       Year Ended
      2004        December 31,        2004        December 31,        2004        December 31,        2004        December 31,
   (unaudited)        2003         (unaudited)        2003         (unaudited)        2003         (unaudited)        2003
----------------  ------------  ----------------  ------------  ----------------  ------------  ----------------  ------------

  $ (1,261,183)   $ (2,201,302)   $   (209,659)   $   (400,858)   $   (854,997)   $ (2,106,900)   $  (344,471)    $   (780,856)

       874,757      (5,444,642)      8,006,023      (6,367,843)     18,501,195      11,598,714      2,838,623       (1,825,695)


     2,553,205      74,168,695       2,650,797      78,036,056     (12,858,388)     22,419,975     (2,160,035)      20,729,574
  ------------    ------------    ------------    ------------    ------------    ------------    -----------     ------------

     2,166,779      66,522,751      10,447,161      71,267,355       4,787,810      31,911,789        334,117       18,123,023
  ------------    ------------    ------------    ------------    ------------    ------------    -----------     ------------

            --              --              --              --              --              --             --               --
  ------------    ------------    ------------    ------------    ------------    ------------    -----------     ------------


    14,915,585      20,155,440      (1,832,871)     57,978,163      (6,225,783)    (14,351,582)    (6,326,091)     (12,927,717)

             2              --              --              --               1              --             --               --
             1              --              --              --               1              --             --               --
             1              --              --              --              --              --             --               --
            --              --              --              --              --              --             --               --
  ------------    ------------    ------------    ------------    ------------    ------------    -----------     ------------
    17,082,368      86,678,191       8,614,290     129,245,518      (1,437,971)     17,560,207     (5,991,974)       5,195,306
  ------------    ------------    ------------    ------------    ------------    ------------    -----------     ------------

   327,401,633     240,723,442     348,441,263     219,195,745     113,145,939      95,585,732     81,038,989       75,843,683
  ------------    ------------    ------------    ------------    ------------    ------------    -----------     ------------
  $344,484,001    $327,401,633    $357,055,553    $348,441,263    $111,707,968    $113,145,939    $75,047,015     $ 81,038,989
  ============    ============    ============    ============    ============    ============    ===========     ============

  $ (1,281,036)   $    (19,853)   $   (304,323)   $    (94,664)   $   (895,403)   $    (40,406)   $  (404,797)    $    (60,326)
  ============    ============    ============    ============    ============    ============    ===========     ============

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

For a share outstanding throughout each period.

                                                Income (loss) from investment operations:
                                    Net asset   -----------------------------------------
                                     value,          Net       Net realized
                                   beginning     investment   and unrealized   Total from
                                       of          income     gain (loss) on   investment
                                   the period      (loss)       investments    operations
                                   ----------    ----------   --------------   ----------
CGM Advisor Targeted Equity Fund
     Class A
    6/30/2004(h)                     $ 7.94      $ 0.01(c)        $ 0.24         $ 0.25
   12/31/2003                          5.56       (0.03)(c)         2.41           2.38
   12/31/2002                          7.81       (0.06)(c)        (2.19)         (2.25)
   12/31/2001                          9.36       (0.03)(c)        (1.49)         (1.52)
   12/31/2000                         11.00        0.09(c)         (0.60)         (0.51)
   12/31/1999                         11.36        0.02             1.57           1.59
     Class B
    6/30/2004(h)                       7.47       (0.02)(c)         0.23           0.21
   12/31/2003                          5.28       (0.07)(c)         2.26           2.19
   12/31/2002                          7.47       (0.11)(c)        (2.08)         (2.19)
   12/31/2001                          9.02       (0.09)(c)        (1.43)         (1.52)
   12/31/2000                         10.67        0.01(c)         (0.58)         (0.57)
   12/31/1999                         11.15       (0.05)            1.52           1.47
     Class C
    6/30/2004(h)                       7.47       (0.02)(c)         0.23           0.21
   12/31/2003                          5.27       (0.07)(c)         2.27           2.20
   12/31/2002                          7.47       (0.11)(c)        (2.09)         (2.20)
   12/31/2001                          9.02       (0.09)(c)        (1.43)         (1.52)
   12/31/2000                         10.67        0.01(c)         (0.58)         (0.57)
   12/31/1999                         11.15       (0.05)            1.52           1.47
     Class Y
    6/30/2004(h)                       8.07        0.03(c)          0.24           0.27
   12/31/2003                          5.63        0.01(c)          2.43           2.44
   12/31/2002                          7.85       (0.02)(c)        (2.20)         (2.22)
   12/31/2001                          9.37        0.01(c)         (1.50)         (1.49)
   12/31/2000                         11.01        0.12(c)         (0.60)         (0.48)
   12/31/1999(d)                      11.94        0.03             0.99           1.02

Hansberger International Fund
     Class A
    6/30/2004(h)                     $15.07      $ 0.06(c)        $ 0.18         $ 0.24
   12/31/2003                         10.84       (0.04)(c)         4.27           4.23
   12/31/2002                         13.02       (0.05)(c)        (2.08)         (2.13)
   12/31/2001                         14.42        0.13(c)         (1.42)         (1.29)
   12/31/2000                         19.90       (0.02)(c)        (2.43)         (2.45)
   12/31/1999                         16.08       (0.07)(c)         5.98           5.91
     Class B
    6/30/2004(h)                      14.06       (0.01)(c)         0.18           0.17
   12/31/2003                         10.19       (0.12)(c)         3.99           3.87
   12/31/2002                         12.32       (0.14)(c)        (1.94)         (2.08)
   12/31/2001                         13.74        0.03(c)         (1.36)         (1.33)
   12/31/2000                         19.26       (0.16)(c)        (2.33)         (2.49)
   12/31/1999                         15.73       (0.20)(c)         5.82           5.62

                                                         Less distributions:
                                   -----------------------------------------------------------
                                      Dividends     Distributions
                                        from           from net
                                   net investment      realized         Total       Redemption
                                       income       capital gains   distributions       fee
                                   --------------   -------------   -------------   ----------
CGM Advisor Targeted Equity Fund
     Class A
    6/30/2004(h)                       $   --          $   --          $   --        $0.00(i)
   12/31/2003                              --              --              --           --
   12/31/2002                              --              --              --           --
   12/31/2001                           (0.03)             --           (0.03)          --
   12/31/2000                           (0.06)          (1.07)          (1.13)          --
   12/31/1999                              --           (1.95)          (1.95)          --
     Class B
    6/30/2004(h)                           --              --              --         0.00(i)
   12/31/2003                              --              --              --           --
   12/31/2002                              --              --              --           --
   12/31/2001                           (0.03)             --           (0.03)          --
   12/31/2000                           (0.01)          (1.07)          (1.08)          --
   12/31/1999                              --           (1.95)          (1.95)          --
     Class C
    6/30/2004(h)                           --              --              --         0.00(i)
   12/31/2003                              --              --              --           --
   12/31/2002                              --              --              --           --
   12/31/2001                           (0.03)             --           (0.03)          --
   12/31/2000                           (0.01)          (1.07)          (1.08)          --
   12/31/1999                              --           (1.95)          (1.95)          --
     Class Y
    6/30/2004(h)                           --              --              --         0.00(i)
   12/31/2003                              --              --              --           --
   12/31/2002                              --              --              --           --
   12/31/2001                           (0.03)             --           (0.03)          --
   12/31/2000                           (0.09)          (1.07)          (1.16)          --
   12/31/1999(d)                           --           (1.95)          (1.95)          --

Hansberger International Fund
     Class A
    6/30/2004(h)                       $   --          $   --          $   --         0.00(i)
   12/31/2003                              --              --              --           --
   12/31/2002                           (0.05)             --           (0.05)          --
   12/31/2001                           (0.03)          (0.08)          (0.11)          --
   12/31/2000                              --           (3.03)          (3.03)          --
   12/31/1999                              --           (2.09)          (2.09)          --
     Class B
    6/30/2004(h)                           --              --              --         0.00(i)
   12/31/2003                              --              --              --           --
   12/31/2002                           (0.05)             --           (0.05)          --
   12/31/2001                           (0.01)          (0.08)          (0.09)          --
   12/31/2000                              --           (3.03)          (3.03)          --
   12/31/1999                              --           (2.09)          (2.09)          --

(a) A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b) Certain Funds have entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(d)  For the period June 30, 1999 (inception) through December 31, 1999.
(e) Had certain expenses not been reduced during the period total return would have been lower.
(f) The investment adviser agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, expenses would have been higher.
(g)  Computed on an annualized basis for periods less than one year.
(h)  For the six months ended June 30, 2004 (unaudited).
(i)  Amount rounds to less than $0.01 per share.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            Ratios to average net assets:
                                     -----------------------------------------
 Net asset             Net assets,                 Expenses
  value,      Total      end of                 after expense   Net investment   Portfolio
  end of      return    the period   Expenses     reductions     income (loss)   turnover
the period   (%) (a)      (000)       (%)(g)      (%) (b)(g)        (%) (g)      rate (%)
----------   -------   -----------   --------   -------------   --------------   ---------


  $ 8.19       3.2      $  678,531    1.41         1.31              0.29           138
    7.94      42.8         724,214    1.57         1.48             (0.40)          261
    5.56     (28.8)        602,989    1.47         1.39             (0.86)          223
    7.81     (16.2)      1,012,161    1.38         1.35             (0.39)          243
    9.36      (4.6)      1,413,685    1.18         1.16              0.83           266
   11.00      15.2       1,871,138    1.12         1.12              0.23           206

    7.68       2.8          54,885    2.16         2.06             (0.44)          138
    7.47      41.5          56,880    2.32         2.23             (1.14)          261
    5.28     (29.3)         45,633    2.23         2.15             (1.62)          223
    7.47     (16.8)         78,744    2.13         2.10             (1.14)          243
    9.02      (5.2)        107,594    1.93         1.91              0.08           266
   10.67      14.4         135,786    1.87         1.87             (0.52)          206

    7.68       2.8           2,726    2.16         2.06             (0.43)          138
    7.47      41.8           2,647    2.32         2.23             (1.14)          261
    5.27     (29.5)          2,187    2.23         2.15             (1.62)          223
    7.47     (16.8)          4,162    2.13         2.10             (1.14)          243
    9.02      (5.2)          5,830    1.93         1.91              0.08           266
   10.67      14.4           8,754    1.87         1.87             (0.52)          206

    8.34       3.4           8,083    1.08         0.97              0.65           138
    8.07      43.3           7,773    1.03         0.94              0.16           261
    5.63     (28.3)          5,522    0.92         0.84             (0.31)          223
    7.85     (15.9)          8,785    0.87         0.83              0.13           243
    9.37      (4.2)         12,260    0.85         0.83              1.16           266
   11.01       9.7          15,418    0.87         0.87              0.48           206



  $15.31       1.6(e)   $   65,912    1.93(f)      1.91(f)           0.81            66
   15.07      39.0(e)       59,762    2.30(f)      2.27(f)          (0.34)           92
   10.84     (16.4)         50,053    2.19         2.18             (0.45)           91
   13.02      (9.0)         71,536    2.12         2.10              0.98           110
   14.42     (12.2)        102,507    2.01         2.01             (0.13)          175
   19.90      37.6         126,415    2.06         2.06             (0.42)           91

   14.23       1.2(e)       50,404    2.68(f)      2.66(f)          (0.09)           66
   14.06      38.0(e)       60,296    3.05(f)      3.02(f)          (1.09)           92
   10.19     (17.0)         53,306    2.94         2.93             (1.20)           91
   12.32      (9.7)         82,861    2.87         2.85              0.23           110
   13.74     (12.8)        114,450    2.76         2.76             (0.88)          175
   19.26      36.6         141,338    2.81         2.81             (1.17)           91

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

For a share outstanding throughout each period.

                                                         Income (loss) from investment operations:
                                             Net asset   -----------------------------------------
                                              value,          Net       Net realized
                                            beginning     investment   and unrealized   Total from
                                                of          income     gain (loss) on   investment
                                            the period      (loss)       investments    operations
                                            ----------    ----------   --------------   ----------
Hansberger International Fund (continued)
     Class C
    6/30/2004(i)                              $14.06      $ 0.00 (c)       $ 0.17         $ 0.17
   12/31/2003                                  10.19       (0.12)(c)         3.99           3.87
   12/31/2002                                  12.33       (0.14)(c)        (1.95)         (2.09)
   12/31/2001                                  13.75        0.03(c)         (1.36)         (1.33)
   12/31/2000                                  19.27       (0.16)(c)        (2.33)         (2.49)
   12/31/1999                                  15.75       (0.21)(c)         5.82           5.61

Harris Associates Focused Value Fund
     Class A
    6/30/2004(i)                              $11.79      $(0.01)(c)       $ 0.13         $ 0.12
   12/31/2003                                   9.24       (0.03)(c)         2.58           2.55
   12/31/2002                                  10.96       (0.03)(c)        (1.69)         (1.72)
   12/31/2001(g)                               10.00       (0.01)(c)         0.97           0.96
     Class B
    6/30/2004(i)                               11.55       (0.06)(c)         0.13           0.07
   12/31/2003                                   9.12       (0.10)(c)         2.53           2.43
   12/31/2002                                  10.90       (0.11)(c)        (1.67)         (1.78)
   12/31/2001(g)                               10.00       (0.07)(c)         0.97           0.90
     Class C
    6/30/2004(i)                               11.55       (0.06)(c)         0.13           0.07
   12/31/2003                                   9.12       (0.10)(c)         2.53           2.43
   12/31/2002                                  10.90       (0.11)(c)        (1.67)         (1.78)
   12/31/2001(g)                               10.00       (0.07)(c)         0.97           0.90

Harris Associates Large Cap Value Fund
     Class A
    6/30/2004(i)                              $12.25      $ 0.01(c)        $ 0.37         $ 0.38
   12/31/2003                                   9.42        0.01(c)          2.82           2.83
   12/30/2002                                  11.78        0.01(c)         (2.37)         (2.36)
   12/31/2001                                  13.79       (0.01)(c)        (2.00)         (2.01)
   12/31/2000                                  15.33        0.01(c)         (1.09)         (1.08)
   12/31/1999                                  16.57        0.08             1.40           1.48
     Class B
    6/30/2004(i)                               11.64       (0.04)(c)         0.36           0.32
   12/31/2003                                   9.02       (0.07)(c)         2.69           2.62
   12/31/2002                                  11.37       (0.07)(c)        (2.28)         (2.35)
   12/31/2001                                  13.40       (0.10)(c)        (1.93)         (2.03)
   12/31/2000                                  15.03       (0.10)(c)        (1.07)         (1.17)
   12/31/1999                                  16.37       (0.04)            1.36           1.32

                                                                  Less distributions:
                                            -----------------------------------------------------------
                                               Dividends     Distributions
                                                 from           from net
                                            net investment      realized         Total       Redemption
                                                income       capital gains   distributions       fee
                                            --------------   -------------   -------------   ----------
Hansberger International Fund (continued)
     Class C
    6/30/2004(i)                                $   --          $   --          $   --        $0.00(j)
   12/31/2003                                       --              --              --           --
   12/31/2002                                    (0.05)             --           (0.05)          --
   12/31/2001                                    (0.01)          (0.08)          (0.09)          --
   12/31/2000                                       --           (3.03)          (3.03)          --
   12/31/1999                                       --           (2.09)          (2.09)          --

Harris Associates Focused Value Fund
     Class A
    6/30/2004(i)                                $   --          $   --          $   --        $0.00(j)
   12/31/2003                                       --              --              --           --
   12/31/2002                                       --              --              --           --
   12/31/2001(g)                                    --              --              --           --
     Class B
    6/30/2004(i)                                    --              --              --         0.00(j)
   12/31/2003                                       --              --              --           --
   12/31/2002                                       --              --              --           --
   12/31/2001(g)                                    --              --              --           --
     Class C
    6/30/2004(i)                                    --              --              --         0.00(j)
   12/31/2003                                       --              --              --           --
   12/31/2002                                       --              --              --           --
   12/31/2001(g)                                    --              --              --           --

Harris Associates Large Cap Value Fund
     Class A
    6/30/2004(i)                                $   --          $   --          $   --        $  --
   12/31/2003                                       --              --              --           --
   12/30/2002                                       --              --              --           --
   12/31/2001                                       --              --              --           --
   12/31/2000                                       --           (0.46)          (0.46)          --
   12/31/1999                                    (0.06)          (2.66)          (2.72)          --
     Class B
    6/30/2004(i)                                    --              --              --           --
   12/31/2003                                       --              --              --           --
   12/31/2002                                       --              --              --           --
   12/31/2001                                       --              --              --           --
   12/31/2000                                       --           (0.46)          (0.46)          --
   12/31/1999                                       --           (2.66)          (2.66)          --

(a) A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b) Certain Funds have entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(d) The investment adviser agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, expense ratios would have been higher.
(e) Had certain expenses not been reduced during the period, total return would have been lower.
(f) Portfolio turnover excludes the impact of an increase in assets as a result of a merger with another Fund.
(g)  For the period March 15, 2001 (inception) through December 31, 2001.
(h)  Computed on an annualized basis for periods less than one year.
(i)  For the six months ended June 30, 2004 (unaudited).
(j)  Amount rounds to less than $0.01 per share.

                 See accompanying notes to financial statements.

                                               Ratios to average net assets:
                                       -------------------------------------------
 Net asset              Net assets,                  Expenses
  value,       Total       end of                  after expense    Net investment    Portfolio
  end of      return    the period     Expenses      reductions      income (loss)     turnover
the period    (%)(a)       (000)        (%)(h)       (%)(b)(h)         (%)(h)           rate(%)
----------    ------    -----------    --------    -------------    --------------    ---------
  $14.23        1.2(e)    $ 14,642      2.68(d)        2.66(d)           0.07            66
   14.06       38.0(e)      12,557      3.05(d)        3.02(d)          (1.09)           92
   10.19      (17.0)        11,013      2.94           2.93             (1.20)           91
   12.33       (9.7)        16,493      2.87           2.85              0.23           110
   13.75      (12.8)        23,949      2.76           2.76             (0.88)          175
   19.27       36.5         28,703      2.81           2.81             (1.17)           91

  $11.91        1.0(e)    $103,086      1.70(d)        1.70(d)          (0.21)           13
   11.79       27.6(e)      95,957      1.70(d)        1.69(d)          (0.28)           30
    9.24      (15.7)(e)     68,660      1.70(d)        1.69(d)          (0.35)           12
   10.96        9.6(e)      45,987      1.70(d)        1.63(d)          (0.08)           10

   11.62        0.6(e)     106,273      2.45(d)        2.45(d)          (0.97)           13
   11.55       26.6(e)     107,017      2.45(d)        2.44(d)          (1.03)           30
    9.12      (16.3)(e)     85,794      2.45(d)        2.44(d)          (1.10)           12
   10.90        9.0(e)      62,671      2.45(d)        2.39(d)          (0.83)           10

   11.62        0.6(e)     135,124      2.45(d)        2.45(d)          (0.97)           13
   11.55       26.6(e)     124,427      2.45(d)        2.44(d)          (1.03)           30
    9.12      (16.3)(e)     86,269      2.45(d)        2.44(d)          (1.10)           12
   10.90        9.0(e)      34,406      2.45(d)        2.39(d)          (0.86)           10

  $12.63        3.1(e)    $221,107      1.30(d)        1.29(d)           0.08            15(f)
   12.25       30.0(e)     215,259      1.45(d)        1.43(d)           0.07            30(f)
    9.42      (20.0)       130,751      1.56           1.54              0.07           195
   11.78      (14.6)       211,138      1.46           1.41             (0.05)          154
   13.79       (7.3)       290,714      1.31           1.28              0.04           139
   15.33        9.5        375,676      1.21           1.21              0.48           133

   11.96        2.8(e)      84,525      2.05(d)        2.05(d)          (0.67)           15(f)
   11.64       29.1(e)      91,085      2.20(d)        2.18(d)          (0.69)           30(f)
    9.02      (20.7)        71,436      2.31           2.29             (0.68)          195
   11.37      (15.1)       120,361      2.21           2.16             (0.80)          154
   13.40       (8.1)       165,767      2.06           2.03             (0.71)          139
   15.03        8.6        216,457      1.96           1.96             (0.27)          133

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

For a share outstanding throughout each period.

                              Income (loss) from investment operations:               Less distributions:
                              -----------------------------------------  --------------------------------------------
                   Net asset
                     value,        Net      Net realized                    Dividends    Distributions
                   beginning   investment  and unrealized  Total from         from          from net
                      of         income    gain (loss) on  investment    net investment     realized        Total      Redemption
                  the period     (loss)      investments   operations        income      capital gains  distributions      fee
                  ----------   ----------  --------------  ----------    --------------  -------------  -------------  ----------
Harris Associates Large Cap Value Fund (continued)
      Class C
   6/30/2004(h)     $11.63     $(0.04)(c)      $ 0.35        $ 0.31          $   --          $   --        $   --        $  --
   12/31/2003         9.01      (0.07)(c)        2.69          2.62              --              --            --           --
   12/31/2002        11.36      (0.07)(c)       (2.28)        (2.35)             --              --            --           --
   12/31/2001        13.38      (0.10)(c)       (1.92)        (2.02)             --              --            --           --
   12/31/2000        15.01      (0.10)(c)       (1.07)        (1.17)             --           (0.46)        (0.46)          --
   12/31/1999        16.35      (0.04)           1.36          1.32              --           (2.66)        (2.66)          --
      Class Y
   6/30/2004(h)      12.54       0.03(c)         0.38          0.41              --              --            --           --
   12/31/2003         9.59       0.06(c)         2.89          2.95              --              --            --           --
   12/31/2002        11.93       0.07(c)        (2.41)        (2.34)             --              --            --           --
   12/31/2001        13.87       0.06(c)        (2.00)        (1.94)             --              --            --           --
   12/31/2000        15.36       0.07(c)        (1.10)        (1.03)             --           (0.46)        (0.46)          --
   12/31/1999        16.57       0.02            1.51          1.53           (0.08)          (2.66)        (2.74)          --

Vaughan Nelson Small Cap Value Fund
      Class A
   6/30/2004(h)     $13.94     $(0.08)(c)      $ 0.72        $ 0.64          $   --          $   --        $   --        $0.00(i)
   12/31/2003        10.05      (0.19)(c)        4.08          3.89              --              --            --           --
   12/31/2002        14.52      (0.21)(c)       (4.26)        (4.47)             --              --            --           --
   12/31/2001        16.51      (0.21)(c)       (1.78)        (1.99)             --              --            --           --
   12/31/2000        23.42      (0.28)          (2.30)        (2.58)             --           (4.33)        (4.33)          --
   12/31/1999        15.66      (0.27)          10.22          9.95              --           (2.19)        (2.19)          --
      Class B
   6/30/2004(h)      13.08      (0.12)(c)        0.68          0.56              --              --            --         0.00(i)
   12/31/2003         9.51      (0.26)(c)        3.83          3.57              --              --            --           --
   12/31/2002        13.84      (0.28)(c)       (4.05)        (4.33)             --              --            --           --
   12/31/2001        15.86      (0.30)(c)       (1.72)        (2.02)             --              --            --           --
   12/31/2000        22.85      (0.44)          (2.22)        (2.66)             --           (4.33)        (4.33)          --
   12/31/1999        15.43      (0.39)          10.00          9.61              --           (2.19)        (2.19)          --
      Class C
   06/30/2004(h)     13.09      (0.12)(c)        0.68          0.56              --              --            --           --
   12/31/2003         9.51      (0.26)(c)        3.84          3.58              --              --            --           --
   12/31/2002        13.84      (0.28)(c)       (4.05)        (4.33)             --              --            --           --
   12/31/2001        15.86      (0.30)(c)       (1.72)        (2.02)             --              --            --           --
   12/31/2000        22.85      (0.44)          (2.22)        (2.66)             --           (4.33)        (4.33)          --
   12/31/1999        15.43      (0.39)          10.00          9.61              --           (2.19)        (2.19)          --

(a) A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b) Certain Funds have entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(d) The investment adviser agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, expense ratios would have been higher.
(e) Had certain expenses not been reduced during the period, total return would have been lower.
(f) Portfolio turnover excludes the impact of assets as a result of a merger with another Fund.
(g)  Computed on an annualized basis for periods less than one year.
(h)  For the six months ended June 30, 2004 (unaudited).
(i)  Amount rounds to less than $0.01 per share.

                 See accompanying notes to financial statements.

                                               Ratios to average net assets:
                                       -------------------------------------------
 Net asset              Net assets,                   Expenses
  value,       Total       end of                  after expense    Net investment    Portfolio
  end of      return    the period     Expenses      reductions      income (loss)     turnover
the period    (%)(a)       (000)        (%)(g)       (%)(b)(g)           (%)(g)        rate(%)
----------    ------    -----------    --------    -------------    --------------    ---------
  $11.94        2.7(e)    $ 22,874      2.05(d)        2.05(d)          (0.67)           15(f)
   11.63       29.1(e)      15,553      2.20(d)        2.18(d)          (0.69)           30(f)
    9.01      (20.7)         6,440      2.31           2.29             (0.68)          195
   11.36      (15.1)        10,553      2.21           2.16             (0.80)          154
   13.38       (8.1)        19,373      2.06           2.03             (0.71)          139
   15.01        8.6         26,983      1.96           1.96             (0.27)          133

   12.95        3.3         28,549      0.98           0.97              0.41            15(f)
   12.54       30.8         26,545      1.01           0.99              0.51            30(f)
    9.59      (19.6)        10,569      0.96           0.94              0.66           195
   11.93      (14.0)        11,918      0.91           0.87              0.52           154
   13.87       (7.0)        10,131      0.87           0.84              0.48           139
   15.36        9.8         14,377      0.96           0.96             (0.73)          133

  $14.58        4.6       $ 45,231      2.03           1.97             (1.07)          137
   13.94       38.7         45,442      2.33           2.31             (1.69)          156
   10.05      (30.8)        38,441      2.13           2.11             (1.72)          160
   14.52      (12.1)        69,873      2.08           2.07             (1.43)          174
   16.51      (12.2)        89,714      1.88           1.88             (1.19)          216
   23.42       65.4         84,725      2.06           2.06             (1.54)          263

   13.64        4.3         54,374      2.78           2.72             (1.82)          137
   13.08       37.5         55,662      3.08           3.06             (2.44)          156
    9.51      (31.3)        46,215      2.88           2.86             (2.47)          160
   13.84      (12.7)        82,060      2.83           2.82             (2.18)          174
   15.86      (12.9)       107,083      2.63           2.63             (1.94)          216
   22.85       64.1        102,029      2.81           2.81             (2.29)          263

   13.65        4.3         12,103      2.78           2.72             (1.82)          137
   13.09       37.6         12,042      3.08           3.06             (2.44)          156
    9.51      (31.3)        10,930      2.88           2.86             (2.47)          160
   13.84      (12.7)        22,047      2.83           2.82             (2.18)          174
   15.86      (12.9)        28,090      2.63           2.63             (1.94)          216
   22.85       64.1         26,027      2.81           2.81             (2.29)          263

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

For a share outstanding throughout each period.

                                            Income (loss) from investment operations:
                                            -----------------------------------------
                                Net asset
                                 value,         Net       Net realized
                               beginning    investment   and unrealized   Total from
                                   of         income     gain (loss) on   investment
                               the period    (loss)(c)     investments    operations
                               ----------   ----------   --------------   -----------
Westpeak Capital Growth Fund
----------------------------
Class A
6/30/2004(e)                     $10.87       $(0.04)        $ 0.09         $ 0.05
12/31/2003                         8.58        (0.08)          2.37           2.29
12/31/2002                        11.93        (0.09)         (3.26)         (3.35)
12/31/2001                        15.04        (0.13)         (2.95)         (3.08)
12/31/2000                        22.86        (0.18)         (4.14)         (4.32)
12/31/1999                        20.67        (0.13)          5.05           4.92
Class B
6/30/2004(e)                       9.52        (0.07)          0.08           0.01
12/31/2003                         7.56        (0.13)          2.09           1.96
12/31/2002                        10.61        (0.15)         (2.90)         (3.05)
12/31/2001                        13.47        (0.20)         (2.63)         (2.83)
12/31/2000                        21.06        (0.32)         (3.77)         (4.09)
12/31/1999                        19.37        (0.27)          4.69           4.42
Class C
6/30/2004(e)                       9.50        (0.07)          0.08           0.01
12/31/2003                         7.56        (0.13)          2.07           1.94
12/31/2002                        10.60        (0.14)         (2.90)         (3.04)
12/31/2001                        13.47        (0.20)         (2.64)         (2.84)
12/31/2000                        21.06        (0.32)         (3.77)         (4.09)
12/31/1999                        19.37        (0.27)          4.69           4.42

                                             Less distributions:
                               ----------------------------------------------
                                  Dividends     Distributions
                                   from            from net
                               net investment      realized         Total       Redemption
                                   income       capital gains   distributions       fee
                               --------------   -------------   -------------   ----------
Westpeak Capital Growth Fund
----------------------------
Class A
6/30/2004(e)                         $--           $   --          $   --           $--
12/31/2003                            --               --              --            --
12/31/2002                            --               --              --            --
12/31/2001                            --            (0.03)          (0.03)           --
12/31/2000                            --            (3.50)          (3.50)           --
12/31/1999                            --            (2.73)          (2.73)           --
Class B
6/30/2004(e)                          --               --              --            --
12/31/2003                            --               --              --            --
12/31/2002                            --               --              --            --
12/31/2001                            --            (0.03)          (0.03)           --
12/31/2000                            --            (3.50)          (3.50)           --
12/31/1999                            --            (2.73)          (2.73)           --
Class C
6/30/2004(e)                          --               --              --            --
12/31/2003                            --               --              --            --
12/31/2002                            --               --              --            --
12/31/2001                            --            (0.03)          (0.03)           --
12/31/2000                            --            (3.50)          (3.50)           --
12/31/1999                            --            (2.73)          (2.73)           --

(a) A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b) The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(d)  Computed on an annualized basis for periods less than one year.
(e)  For the six months ended June 30, 2004 (unaudited).

                 See accompanying notes to financial statements.

                                                  Ratios to average net assets:
                                                 -------------------------------
 Net asset              Net assets,                 Expenses
  value,       Total       end of                after expense   Net investment    Portfolio
  end of      return     the period   Expenses     reductions     income (loss)     turnover
the period    (%)(a)       (000)       (%)(d)      (%)(b)(d)          (%)(d)        rate(%)
----------   --------   -----------   --------   -------------   ---------------   ---------


  $10.92        0.5       $ 59,859      1.85          1.81            (0.73)            64
   10.87       26.7         63,380      1.93          1.89            (0.85)           107
    8.58      (28.1)        58,729      1.75          1.71            (0.84)           103
   11.93      (20.5)        98,412      1.62          1.58            (0.99)            90
   15.04      (19.5)       143,425      1.40          1.37            (0.80)           118
   22.86       24.7        200,821      1.39          1.39            (0.61)           124

    9.53        0.1         14,109      2.60          2.56            (1.48)            64
    9.52       25.9         16,485      2.68          2.64            (1.60)           107
    7.56      (28.8)        16,267      2.50          2.46            (1.59)           103
   10.61      (21.0)        35,409      2.37          2.33            (1.74)            90
   13.47      (20.1)        56,884      2.15          2.12            (1.55)           118
   21.06       23.8         74,774      2.14          2.14            (1.36)           124

    9.51        0.1          1,079      2.60          2.56            (1.48)            64
    9.50       25.7          1,174      2.68          2.64            (1.60)           107
    7.56      (28.7)           847      2.50          2.46            (1.59)           103
   10.60      (21.1)         1,745      2.37          2.33            (1.74)            90
   13.47      (20.1)         2,487      2.15          2.12            (1.55)           118
   21.06       23.8          3,110      2.14          2.14            (1.36)           124

--------------------------------------------------------------------------------
                          Notes To Financial Statements
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2004 (unaudited)

1. Organization. CDC Nvest Funds Trust I, CDC Nvest Funds Trust II and CDC Nvest Funds Trust III (the "Trusts" and each a "Trust") are organized as Massachusetts business trusts. Each Trust is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. Each Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (individually, a "Fund" and, collectively, the "Funds"). Information presented in these financial statements pertains to the equity funds of the Trusts; the financial statements of the other Funds of the Trusts are presented in separate reports. The following Funds are included in this report:

CDC Nvest Funds Trust I:
CGM Advisor Targeted Equity Fund (the "Targeted Equity Fund")
Hansberger International Fund (the "International Fund"), formerly CDC Nvest Star International Fund
Vaughan Nelson Small Cap Value Fund (the "Small Cap Value Fund"), formerly CDC Nvest Star Small Cap Fund
Westpeak Capital Growth Fund (the "Capital Growth Fund")

CDC Nvest Funds Trust II:
Harris Associates Large Cap Value Fund (the "Large Cap Value Fund"), formerly Harris Associates Growth and Income Fund

CDC Nvest Funds Trust III:
Harris Associates Focused Value Fund (the "Focused Value Fund")

Each Fund offers Class A, Class B, and Class C shares. Targeted Equity Fund and Large Cap Value Fund also offer Class Y shares. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge ("CDSC") if those shares are redeemed within six years of purchase. Class C shares do not pay a front end sales charge, do not convert to any other class of shares and pay a higher ongoing distribution fee than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year. Prior to February 1, 2004 a 1% front end sales charge was imposed on Class C shares. Class Y shares do not pay a front end sales charge, a CDSC or distribution fees. They are intended for institutional investors with a minimum initial investment of $1,000,000.

Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund, if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ National Market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees.

b. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when recovery of such taxes is uncertain. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

--------------------------------------------------------------------------------
                    Notes To Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2004 (unaudited)

Net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities at the end of the fiscal periods, resulting from changes in exchange rates.

d. Forward Foreign Currency Contracts. The International Fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell, if any, is shown in the portfolio composition under the caption "Forward Currency Contracts Outstanding." These amounts represent the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end.

All contracts are "marked-to-market" daily at the applicable exchange rates and any gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

e. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made. A Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities, such taxes are accrued as applicable.

f. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for book and tax purposes of items such as distributions from real estate investment trusts, net operating losses, non-deductible expenses, foreign currency transactions and gains realized from passive foreign investment companies. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

g. Repurchase Agreements. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is each Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Each Fund's subadviser (adviser for the Targeted Equity Fund) is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

3. Purchases and Sales of Securities. For the six months ended June 30, 2004, purchases and sales of securities (excluding short-term investments) were as follows:

Fund                                                Purchases          Sales
----                                                ---------          -----
Targeted Equity Fund                             $1,066,862,548   $1,134,794,195
International Fund                                   85,590,997       89,219,902
Focused Value Fund                                   54,670,572       39,543,192
Large Cap Value Fund                                 51,107,227       61,200,743
Small Cap Value Fund                                141,226,384      151,085,315
Capital Growth Fund                                  49,558,774       56,553,221

4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers") is the investment adviser to each of the Funds except the Targeted Equity Fund. Capital Growth Management Limited Partnership ("CGM") is the investment adviser to the Targeted Equity Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund's average daily net assets:

                                      Percentage of Average Daily Net Assets
                       --------------------------------------------------------------------
                           First          Next           Next           Next         Over
Fund                   $200 million   $300 million   $500 million   $1 billion   $2 billion
----                   ------------   ------------   ------------   ----------   ----------
Targeted Equity Fund      0.750%         0.700%         0.650%        0.650%       0.600%
International Fund        0.800%         0.750%         0.750%        0.750%       0.750%
Focused Value Fund        1.000%         1.000%         1.000%        0.950%       0.950%
Large Cap Value Fund      0.700%         0.650%         0.600%        0.600%       0.600%
Small Cap Value Fund      0.900%         0.900%         0.900%        0.900%       0.900%
Capital Growth Fund       0.750%         0.700%         0.650%        0.650%       0.650%

--------------------------------------------------------------------------------
                    Notes To Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2004 (unaudited)

Prior to March 1, 2004, the International Fund and Small Cap Value Fund each paid management fees at the annual rate of 1.05% of each Fund's average daily net assets.

For the six months ended June 30, 2004, the management fees and waivers for each Fund were as follows:

                                                              Percentage of Average
                          Gross      Waiver of       Net        Daily Net Assets*
                       Management   Management   Management   ---------------------
Fund                       Fee          Fee          Fee          Gross    Net
----                   ----------   ----------   ----------       -----   -----
Targeted Equity Fund   $2,693,437     $    --    $2,693,437       0.700%  0.700%
International Fund        584,216      11,186       573,030       0.880%  0.870%
Focused Value Fund      1,697,443          --     1,697,443       1.000%  1.000%
Large Cap Value Fund    1,192,903          --     1,192,903       0.680%  0.680%
Small Cap Value Fund      534,789          --       534,789       0.950%  0.950%
Capital Growth Fund       291,716          --       291,716       0.750%  0.750%

* Annualized

CDC IXIS Advisers has entered into subadvisory agreements for each Fund listed below. Payments to CDC IXIS Advisers are reduced by payments to the subadvisers.

International Fund     Hansberger Global Investors, Inc.
Focused Value Fund     Harris Associates L.P.
Large Cap Value Fund   Harris Associates L.P.
Small Cap Value Fund   Vaughan Nelson Investment Management, L.P.
Capital Growth Fund    Westpeak Global Advisors, L.P.

CDC IXIS Advisers and each of the subadvisers are wholly-owned subsidiaries of CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America"), CGM is a 50% owned subsidiary of CDC IXIS North America. Certain officers and directors of CDC IXIS Advisers are also officers or Trustees of the Funds.

Broker commissions paid to affiliated broker/dealers by the Funds were as follows:

Fund                   Commission
----                   ----------
Focused Value Fund     $ 5,832
Large Cap Value Fund     6,156
Small Cap Value Fund     4,371

b. Accounting and Administrative Expense. CDC IXIS Asset Management Services, Inc. ("CIS"), a wholly owned subsidiary of CDC IXIS North America, performs certain accounting and administrative services for the Funds and has subcontracted with Investors Bank & Trust Co. ("IBT") to serve as subadministrator. Pursuant to an agreement among CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Cash Management Trust, CDC Nvest Companies Trust I (the "CDC Nvest Funds Trusts"), Loomis Sayles Funds I, Loomis Sayles Funds II (the "Loomis Sayles Funds Trusts") and CIS, each Fund pays CIS its pro rata portion of a group fee for these services representing the higher amount based on the following calculations:

          (1) Percentage of Eligible Average Daily Net Assets

             First         Next         Over
          $5 billion   $5 billion   $10 billion
          ----------   ----------   -----------
            0.0675%      0.0625%      0.0500%

          or

          (2) Each Fund's pro rata portion, allocated based on the combined assets of the CDC Nvest Funds Trusts and the Loomis Sayles Funds Trusts of the annual aggregate minimum fee of $5 million.

For the six months ended June 30, 2004, amounts paid to CIS for accounting and administrative expense were as follows:

                         Accounting
                             And
Fund                   Administrative
----                   --------------
Targeted Equity Fund      $262,087
International Fund          42,950
Focused Value Fund         110,620
Large Cap Value Fund       115,283
Small Cap Value Fund        37,072
Capital Growth Fund         25,497

--------------------------------------------------------------------------------
                    Notes To Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2004 (unaudited)

c. Transfer Agent Fees. CIS is the transfer and shareholder servicing agent for each Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Each Fund pays CIS service fees for servicing shareholder accounts. Classes A, B and C pay service fees monthly representing the higher amount based on the following calculations:

          (1) An annual aggregate fee determined by applying an annual fee rate (see schedule below) to the eligible average daily net assets. Eligible assets are the average daily net assets of all accounts in Load Equity funds. Load Equity funds consist of all equity funds within the CDC Nvest Funds Trusts, Loomis Sayles Growth Fund, Loomis Sayles International Equity Fund and Loomis Sayles Research Fund.

                   First         Next           Over
               $5.7 billion   $5 billion   $10.7 billion
               ------------   ----------   -------------
                  0.184%        0.180%         0.175%

               Each Class of shares is subject to a monthly Class minimum of $1,500 allocated based on the combined assets of Class A, Class B and Class C.

          or

          (2) An allocated portion, based on eligible assets, of a minimum annual aggregate fee of $8.4 million.

Class Y pays service fees monthly representing the higher amount based on the following calculations:

          (1) An annual aggregate fee determined by applying an annual rate of 0.026% to the eligible average daily net assets. Eligible assets are the average daily net assets of all accounts in No-Load Retail Funds* and Load Funds - Class Y**.

          Class Y shares are subject to a monthly Class minimum of $1,250.

          or

          (2) An allocated portion, based on eligible assets of a minimum annual aggregate fee of $650,000.

* No-Load Retail Funds consist of Loomis Sayles Aggressive Growth Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Small Cap Value Fund, Loomis Sayles Tax-Managed Equity Fund, Loomis Sayles Value Fund and Loomis Sayles Worldwide Fund.

** Load Funds - Class Y consist of all Funds with Class Y offered within the CDC Nvest Funds Trusts and Loomis Sayles Funds Trusts.

In addition, pursuant to other servicing agreements, the Funds pay service fees to other firms that provide similar services for their own shareholder accounts.

CIS and BFDS and other firms are also reimbursed by the Funds for out-of-pocket expenses. For the six months ended June 30, 2004, amounts paid to CIS as compensation for its services as transfer agent were as follows:

                       Transfer Agent
Fund                         Fee
----                   --------------
Targeted Equity Fund     $1,034,856
International Fund          242,090
Focused Value Fund          332,295
Large Cap Value Fund        505,922
Small Cap Value Fund        212,968
Capital Growth Fund         167,087

d. Service and Distribution Fees. Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to each Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, each Fund pays CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors"), the Fund's distributor (a wholly owned subsidiary of CDC IXIS North America), a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses incurred by CDC IXIS Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B and Class C Plans, each Fund pays CDC IXIS Distributors a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by CDC IXIS Distributors in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, each Fund pays CDC IXIS Distributors a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to

--------------------------------------------------------------------------------
                    Notes To Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2004 (unaudited)

the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by CDC IXIS Distributors in connection with the marketing or sale of Class B and Class C shares.

For the six months ended June 30, 2004, the Funds paid the following service and distribution fees:

                                 Service Fee               Distribution Fee
                       -------------------------------   -------------------
Fund                    Class A     Class B    Class C    Class B    Class C
----                   ---------   --------   --------   --------   --------
Targeted Equity Fund    $885,446   $ 70,213   $  3,384   $210,638   $ 10,151
International Fund        78,276     70,098     16,828    210,294     50,482
Focused Value Fund       125,851    134,236    164,274    402,706    492,822
Large Cap Value Fund     273,283    109,098     24,380    327,294     73,140
Small Cap Value Fund      56,810     68,613     15,112    205,840     45,337
Capital Growth Fund       76,915     18,916      1,408     56,747      4,224

Commissions (including CDSC) on Fund shares paid to CDC IXIS Distributors by investors in shares of the Funds during the six months ended June 30, 2004 were as follows:

Fund
----
Targeted Equity Fund   $225,507
International Fund       81,586
Focused Value Fund      289,908
Large Cap Value Fund    226,245
Small Cap Value Fund     79,474
Capital Growth Fund      46,227

e. Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of CDC IXIS Advisers, CDC IXIS Asset Management Distributors, L.P., CDC IXIS North America, CIS or its affiliates. Each other Trustee receives a retainer fee at the annual rate of $45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $7,000 while each committee chairman receives a retainer fee (beyond the $7,000 fee) at the annual rate of $5,000. The retainer fees assume four Board or Committee meetings per year; Trustees are compensated for each additional Board or Committee meeting in excess of four per year, at the rate of $4,500 and $1,750, respectively. These fees are allocated to the various series of the Trust based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Effective July 1, 2004, each independent Trustee will receive, in the aggregate, a retainer fee at the annual rate of $50,000 and meeting attendance fees of $5,000 for each meeting of the Board of Trustees that he or she attends. Each committee chairman will receive an additional retainer fee at the annual rate of $7,000. Each Trustee will be compensated $3,750 per Committee meeting that he or she attends.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in the Trust or certain other series of the Trusts on the normal payment date. Deferred amounts remain in the Trust until distributed in accordance with the Plan.

f. Publishing Services. CIS performs certain desktop publishing services for the Funds. Fees for these services are presented in the Statements of Operations as shareholder reporting. For the six months ended June 30, 2004, amounts paid to CIS as compensation for these services were as follows:

                        Publishing
Fund                   Services Fee
----                   ------------
Targeted Equity Fund       $127
International Fund          395
Focused Value Fund          127
Large Cap Value Fund         99
Small Cap Value Fund        462
Capital Growth Fund          99

g. Redemption fees. Shareholders of Class A shares of Targeted Equity Fund, Focused Value Fund and International Fund will be charged a 2% redemption fee if they redeem, including redeeming by exchange, Class A shares of these Funds within 60 days of their acquisition (including acquisition by exchange). The redemption fee is intended to offset the costs to the Funds of short-term trading, such as portfolio transaction and market impact costs associated with redemption activity and administrative costs associated with processing redemptions. The redemption fee is deducted from the shareholder's redemption or exchange proceeds and is paid to the Fund. The "first-in, first-out" (FIFO) method is used to determine the holding period of redeemed or exchanged shares, which means that if you acquired shares on different days, the shares acquired first will be redeemed or exchanged first for purposes of determining whether the redemption fee applies. A new holding period begins with each purchase or exchange. These fees are broken out on the Statements of Changes in Net Assets.

--------------------------------------------------------------------------------
                    Notes To Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2004 (unaudited)

5. Line of Credit. Each Fund along with certain other funds that comprise the CDC Nvest Funds Trusts participate in a $50,000,000 committed line of credit provided by IBT. Advances under the Agreement are taken primarily for temporary or emergency purposes. Borrowings under the Agreement bear interest at a rate tied to one of several short-term rates that may be selected by the lender from time to time. In addition, the Funds are charged a facility fee equal to 0.10% per annum on the unused portion of the line of credit. The annual cost of maintaining the line of credit and the facility fee is apportioned pro rata among the participating funds. There were no borrowings as of or during the six months ended June 30, 2004.

6. Security Lending. Each Fund has entered into an agreement with IBT, as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Funds receive fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at June 30, 2004, were as follows:

                                          Market Value of    Value of Collateral
Fund                                    Securities on Loan         Received
----                                    ------------------   -------------------
Targeted Equity Fund                        $80,307,478          $83,018,909
International Fund                           19,914,076           20,789,954
Focused Value Fund                           22,385,332           23,125,833
Large Cap Value Fund                         36,206,173           37,361,687
Small Cap Value Fund                         16,248,997           16,868,041
Capital Growth Fund                           7,845,514            8,065,092

7. Expense Reductions and Contingent Expense Obligations. Each Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. Amounts earned by the Funds under such agreements are presented as a reduction of expenses in the Statements of Operations. For the six months ended June 30, 2004, expenses were reduced under these agreements as follows:

Fund                   Reductions
----                   ----------
Targeted Equity Fund    $404,500
International Fund        13,647
Focused Value Fund         7,777
Large Cap Value Fund       9,870
Small Cap Value Fund      33,515
Capital Growth Fund       14,290

CDC IXIS Advisers has given binding undertakings to certain Funds to defer its management fees and, if necessary, bear certain expenses associated with these Funds to limit their operating expenses. These undertakings are in effect until the dates under "Expiration of Waiver" below and will be reevaluated on an annual basis. For the six months ended June 30, 2004, certain class level expenses have been reimbursed as follows: Large Cap Value Fund $289,886.

If in the following fiscal year the actual operating expenses of a Fund that previously received a deferral or reimbursement are less than the expense limit for that Fund, the Fund is required to pay an amount of additional expense that is the lower of the difference between the expense limit and the actual amount of fees previously waived or expenses reimbursed. For the six months ended June 30, 2004, the investment adviser has been reimbursed by Focused Value Fund for $12,846 of expenses deferred in 2003.

At June 30, 2004, the expense limits as a percentage of average daily net assets and amounts subject to possible reimbursement under the expense limitation agreements were as follows:

                                                                          Expenses Subject  Expenses Subject        Total
                                                                             to Possible       to Possible    Expenses Subject
                         Expense Limit as a Percentage      Expiration      Reimbursement     Reimbursement      to Possible
                          of Average Daily Net Assets        of Waiver      through 2004      through 2005      Reimbursement
                      ----------------------------------  --------------  ----------------  ----------------  ----------------
Fund                  Class A  Class B  Class C  Class Y
----                  -------  -------  -------  -------
Focused Value Fund     1.70%    2.45%    2.45%      --    April 30, 2005      $377,187          $      0          $377,187
Large Cap Value Fund   1.30%    2.05%    2.05%    1.05%   April 30, 2005       471,915           289,886           761,801

8. Concentration of Risk. Focused Value Fund is a non-diversified Fund. Compared with diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular company. Therefore, the Fund's returns could be significantly affected by the performance of any one of the small number of stocks in its portfolio.

International Fund had the following geographic concentrations in excess of 10% of its total net assets at June 30, 2004: France 13.9%, Japan 17.9%, and United Kingdom 19.2%. The Fund pursues its objective by investing in foreign securities. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from future adverse political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions.

--------------------------------------------------------------------------------
                    Notes To Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2004 (unaudited)

9. Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest. Transactions in capital shares were as follows:

                                                                                 CGM Advisor Targeted Equity Fund
                                                                     --------------------------------------------------------
                                                                          Six Months Ended
                                                                            June 30, 2004                  Year Ended
                                                                             (unaudited)               December 31, 2003
                                                                     --------------------------   ---------------------------
                                                                        Shares        Amount         Shares         Amount
                                                                     -----------   ------------   -----------   -------------
Class A:
   Shares sold                                                         1,852,394   $ 15,296,677     3,272,602   $  21,476,490
      Shares repurchased                                             (10,228,859)   (82,768,301)  (20,406,401)   (130,309,788)
                                                                     -----------   ------------   -----------   -------------
      Net increase (decrease)                                         (8,376,465)  $(67,471,624)  (17,133,799)  $(108,833,298)
                                                                     -----------   ------------   -----------   -------------

Class B:
   Shares sold                                                           320,631   $  2,457,246       703,119   $   4,292,342
      Shares repurchased                                                (786,760)    (5,969,249)   (1,738,618)    (10,346,801)
                                                                     -----------   ------------   -----------   -------------
      Net increase (decrease)                                           (466,129)  $ (3,512,003)   (1,035,499)  $  (6,054,459)
                                                                     -----------   ------------   -----------   -------------

Class C:
   Shares sold                                                            33,280   $    254,719        38,555   $     239,637
      Shares repurchased                                                 (32,669)      (248,294)      (98,860)       (579,017)
                                                                     -----------   ------------   -----------   -------------
      Net increase (decrease)                                                611   $      6,425       (60,305)  $    (339,380)
                                                                     -----------   ------------   -----------   -------------

Class Y:
   Shares sold                                                            51,380   $    422,989        98,496   $     670,426
      Shares repurchased                                                 (45,322)      (370,798)     (117,263)       (734,977)
                                                                     -----------   ------------   -----------   -------------
      Net increase (decrease)                                              6,058   $     52,191       (18,767)  $     (64,551)
                                                                     -----------   ------------   -----------   -------------
      Increase (decrease) derived from capital shares transactions    (8,835,925)  $(70,925,011)  (18,248,370)  $(115,291,688)
                                                                     ===========   ============   ===========   =============

--------------------------------------------------------------------------------
                   Notes To Financial Statements (continued)
--------------------------------------------------------------------------------

           Hansberger International Fund                      Harris Associates Focused Value Fund
---------------------------------------------------   ----------------------------------------------------
    Six Months Ended                                      Six Months Ended
     June 30, 2004                Year Ended                June 30, 2004                Year Ended
      (unaudited)             December 31, 2003              (unaudited)             December 31, 2003
-----------------------   -------------------------   ------------------------   -------------------------
 Shares       Amount        Shares        Amount        Shares       Amount        Shares        Amount
--------   ------------   ----------   ------------   ---------   ------------   ----------   ------------
 773,920   $ 11,835,596    5,487,733   $ 61,630,766   1,487,643   $ 17,791,551    2,875,956   $ 29,849,185
(434,058)    (6,638,190)  (6,139,050)   (69,259,645)   (966,886)   (11,575,283)  (2,168,603)   (22,052,029)
--------   ------------   ----------   ------------   ---------   ------------   ----------   ------------
 339,862   $  5,197,406     (651,317)  $ (7,628,879)    520,757   $  6,216,268      707,353   $  7,797,156
--------   ------------   ----------   ------------   ---------   ------------   ----------   ------------

 155,094   $  2,223,116      290,640   $  3,415,741     510,762   $  5,998,533    1,701,970   $ 16,766,807
(901,754)   (12,841,002)  (1,233,804)   (13,640,399)   (630,002)    (7,349,007)  (1,844,300)   (18,116,704)
--------   ------------   ----------   ------------   ---------   ------------   ----------   ------------
(746,660)  $(10,617,886)    (943,164)  $(10,224,658)   (119,240)  $ (1,350,474)    (142,330)  $ (1,349,897)
--------   ------------   ----------   ------------   ---------   ------------   ----------   ------------

 196,669   $  2,801,026      125,234   $  1,506,714   1,727,887   $ 20,236,183    3,353,028   $ 33,891,515
 (60,816)      (868,866)    (312,978)    (3,503,997)   (871,108)   (10,186,392)  (2,040,296)   (20,183,334)
--------   ------------   ----------   ------------   ---------   ------------   ----------   ------------
 135,853   $  1,932,160     (187,744)  $ (1,997,283)    856,779   $ 10,049,791    1,312,732   $ 13,708,181
--------   ------------   ----------   ------------   ---------   ------------   ----------   ------------

      --   $         --           --   $         --          --   $         --           --   $         --
      --             --           --             --          --             --           --             --
--------   ------------   ----------   ------------   ---------   ------------   ----------   ------------
      --   $         --           --   $         --          --   $         --           --   $         --
--------   ------------   ----------   ------------   ---------   ------------   ----------   ------------
(270,945)  $ (3,488,320)  (1,782,225)  $(19,850,820)  1,258,296   $ 14,915,585    1,877,755   $ 20,155,440
========   ============   ==========   ============   =========   ============   ==========   ============

--------------------------------------------------------------------------------
                    Notes To Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2004 (unaudited)

9. Capital Shares (continued):

                                                                             Harris Associates Large Cap Value Fund
                                                                     -----------------------------------------------------
                                                                          Six Months Ended
                                                                           June 30, 2004                 Year Ended
                                                                            (unaudited)              December 31, 2003
                                                                     -------------------------   -------------------------
                                                                       Shares        Amount        Shares        Amount
                                                                     ----------   ------------   ----------   ------------
Class A:
   Shares sold                                                        1,370,587   $ 17,034,760    2,100,861   $ 22,762,821
   Shares issued - merger                                                    --             --    5,074,724     54,776,568
                                                                     ----------   ------------   ----------   ------------
                                                                      1,370,587     17,034,760    7,175,585     77,539,389
      Shares repurchased                                             (1,436,023)   (17,900,297)  (3,485,439)   (36,836,357)
                                                                     ----------   ------------   ----------   ------------
      Net increase (decrease)                                           (65,436)  $   (865,537)   3,690,146   $ 40,703,032
                                                                     ----------   ------------   ----------   ------------

Class B:
   Shares sold                                                          356,699   $  4,208,530      856,774   $  9,891,819
   Shares issued - merger                                                    --             --    1,413,315     14,555,728
                                                                     ----------   ------------   ----------   ------------
                                                                        356,699      4,208,530    2,270,089     24,447,547
      Shares repurchased                                             (1,113,039)   (13,129,338)  (2,366,418)   (24,751,845)
                                                                     ----------   ------------   ----------   ------------
      Net increase (decrease)                                          (756,340)  $ (8,920,808)     (96,329)  $   (304,298)
                                                                     ----------   ------------   ----------   ------------

Class C:
   Shares sold                                                          713,473   $  8,394,584      706,519   $  7,419,708
   Shares issued - merger                                                    --             --      101,458      1,043,494
                                                                     ----------   ------------   ----------   ------------
                                                                        713,473      8,394,584      807,977      8,463,202
      Shares repurchased                                               (135,889)    (1,604,655)    (185,271)    (1,965,684)
                                                                     ----------   ------------   ----------   ------------
      Net increase (decrease)                                           577,584   $  6,789,929      622,706   $  6,497,518
                                                                     ----------   ------------   ----------   ------------

Class Y:
   Shares sold                                                          230,300   $  2,984,652       60,321   $    637,760
   Shares issued - merger                                                    --             --    1,419,922     15,668,839
                                                                     ----------   ------------   ----------   ------------
                                                                        230,300      2,984,652    1,480,243     16,306,599
      Shares repurchased                                               (142,249)    (1,821,107)    (465,803)    (5,224,688)
                                                                     ----------   ------------   ----------   ------------
      Net increase (decrease)                                            88,051   $  1,163,545    1,014,440   $ 11,081,911
                                                                     ----------   ------------   ----------   ------------
      Increase (decrease) derived from capital shares transactions     (156,141)  $ (1,832,871)   5,230,963   $ 57,978,163
                                                                     ==========   ============   ==========   ============

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

       Vaughan Nelson Small Cap Value Fund                      Westpeak Capital Growth Fund
--------------------------------------------------   --------------------------------------------------
   Six Months Ended                                     Six Months Ended
     June 30, 2004               Year Ended               June 30, 2004              Year Ended
      (unaudited)            December 31, 2003             (unaudited)            December 31, 2003
----------------------   -------------------------   ----------------------   -------------------------
 Shares       Amount       Shares        Amount       Shares       Amount       Shares        Amount
--------   -----------   ----------   ------------   --------   -----------   ----------   ------------
 236,342   $ 3,416,675      735,059   $  8,197,295    197,024   $ 2,145,423      459,334   $  4,434,198
      --            --           --             --         --            --           --             --
--------   -----------   ----------   ------------   --------   -----------   ----------   ------------
 236,342     3,416,675      735,059      8,197,295    197,024     2,145,423      459,334      4,434,198
(395,542)   (5,629,463)  (1,297,834)   (14,135,491)  (549,918)   (5,970,311)  (1,474,769)   (14,012,775)
--------   -----------   ----------   ------------   --------   -----------   ----------   ------------
(159,200)  $(2,212,788)    (562,775)  $ (5,938,196)  (352,894)  $(3,824,888)  (1,015,435)  $ (9,578,577)
--------   -----------   ----------   ------------   --------   -----------   ----------   ------------

 178,832   $ 2,396,661      495,700   $  5,413,902     82,979   $   792,170      241,744   $  2,031,512
      --            --           --             --         --            --           --             --
--------   -----------   ----------   ------------   --------   -----------   ----------   ------------
 178,832     2,396,661      495,700      5,413,902     82,979       792,170      241,744      2,031,512
(447,214)   (5,972,386)  (1,100,218)   (11,475,987)  (334,842)   (3,198,464)    (660,282)    (5,491,199)
--------   -----------   ----------   ------------   --------   -----------   ----------   ------------
(268,382)  $(3,575,725)    (604,518)  $ (6,062,085)  (251,863)  $(2,406,294)    (418,538)  $ (3,459,687)
--------   -----------   ----------   ------------   --------   -----------   ----------   ------------

  61,629   $   821,511       92,836   $  1,009,312     10,533   $   100,145       43,266   $    374,020
      --            --           --             --         --            --           --             --
--------   -----------   ----------   ------------   --------   -----------   ----------   ------------
  61,629       821,511       92,836      1,009,312     10,533       100,145       43,266        374,020
 (94,766)   (1,258,781)    (321,688)    (3,360,613)   (20,742)     (195,054)     (31,761)      (263,473)
--------   -----------   ----------   ------------   --------   -----------   ----------   ------------
 (33,137)  $  (437,270)    (228,852)  $ (2,351,301)   (10,209)  $   (94,909)      11,505   $    110,547
--------   -----------   ----------   ------------   --------   -----------   ----------   ------------

      --   $        --           --   $         --         --   $        --           --   $         --
      --            --           --             --         --            --           --             --
--------   -----------   ----------   ------------   --------   -----------   ----------   ------------
      --            --           --             --         --            --           --             --
      --            --           --             --         --            --           --             --
--------   -----------   ----------   ------------   --------   -----------   ----------   ------------
      --   $        --           --   $         --         --   $        --           --   $         --
--------   -----------   ----------   ------------   --------   -----------   ----------   ------------
(460,719)  $(6,225,783)  (1,396,145)  $(14,351,582)  (614,966)  $(6,326,091)  (1,422,468)  $(12,927,717)
========   ===========   ==========   ============   ========   ===========   ==========   ============

--------------------------------------------------------------------------------
                             Additional Information
--------------------------------------------------------------------------------

Shareholder Meeting (Unaudited). At a special shareholders' meeting held on February 18, 2004, shareholders of the Vaughan Nelson Small Cap Value Fund (hereinafter referred to as the "Fund") voted for the following proposal:

1. Approval of a new subadvisory agreement for the Fund among CDC Nvest Funds Trust I, CDC IXIS Asset Management Advisers, L.P. and Vaughan Nelson Investment Management, L.P.

  Voted For     Voted Against   Abstained Votes   Broker Non-Votes    Total Votes
-------------   -------------   ---------------   ----------------   -------------
5,995,736.288    177,986.322      189,268.957            0           6,362,991.567

Item 2. Code of Ethics.
Not Applicable

Item 3. Audit Committee Financial Expert.
Not Applicable

Item 4. Principal Accountant Fees and Services.
Not Applicable

Item 5. Audit Committee of Listed Registrants.
Not applicable.

Item 6. Schedule of Investments.
Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.
Not Applicable.

Item 9. Submission of Matters to a Vote of Securities Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees.

Item 10. Controls and Procedures.
The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 11. Exhibits.

     (a) (1) Not applicable.
     (a) (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), as herewith as exhibits (a)(2)(1) and (a)(2)(2)
     (a) (3) Not applicable.
     (b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    CDC Nvest Funds Trust II


                                    By: /s/ John T. Hailer
                                        ----------------------------------------
                                    Name: John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date: August 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                    By: /s/ John T. Hailer
                                        ----------------------------------------
                                    Name: John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date: August 20, 2004


                                     By: /s/ Nicholas H. Palmerino
                                         ---------------------------------------
                                    Name: Nicholas H. Palmerino
                                    Title: Treasurer
                                    Date: August 20, 2004